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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08786

                         Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer High Yield VCT Portfolio

 Schedule of Investments 9/30/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 15.5%

 Energy - 1.1%

 Oil & Gas Equipment & Services - 0.1%

 85,000

 SEACOR Holdings, Inc., 3.0%, 11/15/28 (144A)

 $

 78,944

 Oil & Gas Exploration & Production - 0.6%

 300,000

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 $

 248,438

 185,000

 Energy & Exploration Partners, Inc., 8.0%, 7/1/19 (144A)

 181,300

 77,000

 Energy XXI Bermuda, Ltd., 3.0%, 12/15/18 (144A)

 62,851

 $

 492,589

 Oil & Gas Storage & Transportation - 0.4%

 200,000

 Golar LNG, Ltd., 3.75%, 3/7/17

 $

 299,060

 Total Energy

 $

 870,593

 Materials - 0.2%

 Diversified Metals & Mining - 0.2%

 135,000

 RTI International Metals, Inc., 1.625%, 10/15/19

 $

 129,094

 Total Materials

 $

 129,094

 Capital Goods - 0.8%

 Aerospace & Defense - 0.1%

 95,000

 The KEYW Holding Corp., 2.5%, 7/15/19

 $

 93,338

 Electrical Components & Equipment - 0.7%

 459,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 319,005

 265,000

 SolarCity Corp., 1.625%, 11/1/19 (144A)

 255,228

 $

 574,233

 Total Capital Goods

 $

 667,571

 Transportation - 0.3%

 Airlines - 0.3%

 85,000

 United Airlines, Inc., 4.5%, 1/15/15

 $

 210,428

 Total Transportation

 $

 210,428

 Automobiles & Components - 0.6%

 Automobile Manufacturers - 0.6%

 281,000

 Ford Motor Co., 4.25%, 11/15/16

 $

 481,564

 Total Automobiles & Components

 $

 481,564

 Consumer Durables & Apparel - 1.6%

 Homebuilding - 1.2%

 450,000

 KB Home, 1.375%, 2/1/19

 $

 433,125

 109,000

 Lennar Corp., 2.75%, 12/15/20 (144A)

 192,930

 185,000

 Standard Pacific Corp., 1.25%, 8/1/32

 208,356

 100,000

 The Ryland Group, Inc., 0.25%, 6/1/19

 91,500

 $

 925,911

 Housewares & Specialties - 0.4%

 365,000

 Jarden Corp., 1.125%, 3/15/34 (144A)

 $

 363,859

 Total Consumer Durables & Apparel

 $

 1,289,770

 Consumer Services - 0.2%

 Specialized Consumer Services - 0.2%

 100,000

 Ascent Capital Group, Inc., 4.0%, 7/15/20

 $

 90,125

 65,000

 Carriage Services, Inc., 2.75%, 3/15/21 (144A)

 67,478

 $

 157,603

 Total Consumer Services

 $

 157,603

 Media - 0.2%

 Broadcasting - 0.2%

 175,000

 Liberty Media Corp., 1.375%, 10/15/23 (144A)

 $

 171,719

 Total Media

 $

 171,719

 Retailing - 0.5%

 Internet Retail - 0.5%

 380,000

 Shutterfly, Inc., 0.25%, 5/15/18

 $

 391,638

 Total Retailing

 $

 391,638

 Health Care Equipment & Services - 1.7%

 Health Care Equipment - 0.9%

 376,000

 Hologic, Inc., 2.0%, 12/15/37 (Step)

 $

 446,500

 40,000

 Insulet Corp., 2.0%, 6/15/19

 42,650

 170,000

 NuVasive, Inc., 2.75%, 7/1/17

 188,700

 $

 677,850

 Health Care Supplies - 0.6%

 400,000

 Alere, Inc., 3.0%, 5/15/16

 $

 423,250

 85,000

 Endologix, Inc., 2.25%, 12/15/18

 76,288

 $

 499,538

 Managed Health Care - 0.2%

 120,000

 Molina Healthcare, Inc., 1.125%, 1/15/20

 $

 141,300

 Total Health Care Equipment & Services

 $

 1,318,688

 Pharmaceuticals, Biotechnology & Life Sciences - 3.4%

 Biotechnology - 1.9%

 90,000

 ARIAD Pharmaceuticals, Inc., 3.625%, 6/15/19 (144A)

 $

 82,462

 75,000

 BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18

 79,406

 75,000

 BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20

 82,125

 265,000

 Corsicanto, Ltd., 3.5%, 1/15/32

 176,225

 215,000

 Cubist Pharmaceuticals, Inc., 1.125%, 9/1/18

 231,931

 305,000

 Cubist Pharmaceuticals, Inc., 1.875%, 9/1/20

 339,312

 313,000

 Emergent Biosolutions, Inc., 2.875%, 1/15/21 (144A)

 314,565

 163,000

 PDL BioPharma, Inc., 4.0%, 2/1/18

 158,721

 $

 1,464,747

 Pharmaceuticals - 1.5%

 199,000

 Auxilium Pharmaceuticals, Inc., 1.5%, 7/15/18

 $

 262,431

 200,000

 Jazz Investments I, Ltd., 1.875%, 8/15/21 (144A)

 220,750

 165,000

 Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19

 399,094

 320,000

 Theravance, Inc., 2.125%, 1/15/23

 305,600

 $

 1,187,875

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 2,652,622

 Real Estate - 0.2%

 Real Estate Operating Companies - 0.2%

 180,000

 Forest City Enterprises, Inc., 3.625%, 8/15/20

 $

 185,288

 Total Real Estate

 $

 185,288

 Software & Services - 2.9%

 Internet Software & Services - 0.6%

 205,000

 Akamai Technologies, Inc., 2/15/19 (144A) (c)

 $

 205,384

 90,000

 Twitter, Inc., 0.25%, 9/15/19

 87,750

 200,000

 WebMD Health Corp., 1.5%, 12/1/20 (144A)

 202,125

 $

 495,259

 Data Processing & Outsourced Services - 0.4%

 330,000

 Cardtronics, Inc., 1.0%, 12/1/20 (144A)

 $

 316,594

 Application Software - 1.8%

 105,000

 Citrix Systems, Inc., 0.5%, 4/15/19 (144A)

 $

 114,581

 360,000

 Mentor Graphics Corp., 4.0%, 4/1/31

 416,475

 700,000

 Nuance Communications, Inc., 2.75%, 11/1/31

 690,375

 145,000

 TIBCO Software, Inc., 2.25%, 5/1/32

 145,091

 $

 1,366,522

 Systems Software - 0.1%

 85,000

 ServiceNow, Inc., 11/1/18 (144A) (c)

 $

 89,409

 Total Software & Services

 $

 2,267,784

 Technology Hardware & Equipment - 0.7%

 Communications Equipment - 0.3%

 125,000

 Emulex Corp., 1.75%, 11/15/18 (144A)

 $

 108,906

 160,000

 Finisar Corp., 0.5%, 12/55/33 (144A)

 148,100

 $

 257,006

 Electronic Components - 0.4%

 310,000

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 284,038

 Total Technology Hardware & Equipment

 $

 541,044

 Semiconductors & Semiconductor Equipment - 0.9%

 Semiconductors - 0.9%

 628,000

 ON Semiconductor Corp., 2.625%, 12/15/26

 $

 704,930

 Total Semiconductors & Semiconductor Equipment

 $

 704,930

 Utilities- 0.2%

 Independent Power Producers & Energy Traders - 0.2%

 125,000

 SunPower Corp., 0.875%, 6/1/21 (144A)

 $

 133,906

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $10,805,006)

 $

 12,174,242

 PREFERRED STOCKS - 1.7%

 Energy - 0.2%

 Oil & Gas Storage & Transportation - 0.2%

 4,500

 7.62

 NuStar Logistics LP, Floating Rate Note, 1/15/43

 $

 117,180

 Total Energy

 $

 117,180

 Consumer Services - 0.1%

 Hotels, Resorts & Cruise Lines - 0.1%

 500

 Perseus Holding Corp., 14.0%, 10/31/14

 $

 41,000

 Total Consumer Services

 $

 41,000

 Banks - 0.6%

 Diversified Banks - 0.5%

 16,000

 7.12

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 427,680

 Regional Banks - 0.1%

 2,330

 6.62

 Fifth Third Bancorp, Floating Rate Note (Perpetual)

 $

 61,628

 Total Banks

 $

 489,308

 Diversified Financials - 0.6%

 Consumer Finance - 0.4%

 10,350

 8.12

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 275,414

 Investment Banking & Brokerage - 0.2%

 7,000

 7.12

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 188,370

 Total Diversified Financials

 $

 463,784

 Utilities - 0.2%

 Electric Utilities - 0.2%

 8,000

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 195,040

 Total Utilities

 $

 195,040

 TOTAL PREFERRED STOCKS

 (Cost $1,200,899)

 $

 1,306,312

 CONVERTIBLE PREFERRED STOCKS - 2.6%

 Energy - 0.8%

 Oil & Gas Exploration & Production - 0.8%

 900

 Penn Virginia Corp., 6.0% (Perpetual) (144A)

 $

 89,442

 9,970

 PetroQuest Energy, Inc., 6.875% (Perpetual)

 443,665

 1,054

 SandRidge Energy, Inc., 7.0% (Perpetual)

 94,070

 $

 627,177

 Total Energy

 $

 627,177

 Consumer Durables & Apparel - 0.5%

 Home Furnishings - 0.5%

 5,000

 Sealy Corp., 8.0%, 7/15/16 (4.0% cash, 4.0% PIK) (PIK)

 $

 396,250

 Total Consumer Durables & Apparel

 $

 396,250

 Food, Beverage & Tobacco - 0.2%

 Packaged Foods & Meats - 0.2%

 2,700

 Post Holdings, Inc., 2.5% (Perpetual) (144A)

 $

 192,375

 Total Food, Beverage & Tobacco

 $

 192,375

 Health Care Equipment & Services - 0.9%

 Health Care Supplies - 0.9%

 1,997

 Alere, Inc., 3.0% (Perpetual)

 $

 664,612

 Total Health Care Equipment & Services

 $

 664,612

 Diversified Financials - 0.2%

 Asset Management & Custody Banks - 0.2%

 2,000

 AMG Capital Trust II, 5.15%, 10/15/37

 $

 124,250

 Total Diversified Financials

 $

 124,250

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $1,890,353)

 $

 2,004,664

 Shares

 COMMON STOCKS - 7.4%

 Energy - 0.5%

 Oil & Gas Exploration & Production - 0.2%

 5,400

 Marathon Oil Corp.

 $

 202,986

 Oil & Gas Refining & Marketing - 0.3%

 2,700

 Marathon Petroleum Corp. *

 $

 228,609

 Total Energy

 $

 431,595

 Materials - 1.2%

 Commodity Chemicals - 0.7%

 6,590

 Axiall Corp.

 $

 235,988

 3,319

 LyondellBasell Industries NV

 360,643

 $

 596,631

 Diversified Metals & Mining - 0.5%

 11,777

 Freeport-McMoRan, Inc.

 $

 384,519

 Total Materials

 $

 981,150

 Capital Goods - 1.3%

 Aerospace & Defense - 0.2%

 6,585

 Orbital Sciences Corp. *

 $

 183,063

 Electrical Components & Equipment - 0.4%

 20,112

 General Cable Corp.

 $

 303,289

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 15,596

 Commercial Vehicle Group, Inc. *

 $

 96,383

 3,800

 Joy Global, Inc.

 207,252

 $

 303,635

 Industrial Machinery - 0.3%

 1,142

 ESCO Technologies, Inc.

 $

 39,719

 4,579

 Kennametal, Inc.

 189,158

 $

 228,877

 Total Capital Goods

 $

 1,018,864

 Transportation - 0.1%

 Marine - 0.1%

 161,006

 Horizon Lines, Inc. *

 $

 66,012

 Total Transportation

 $

 66,012

 Consumer Services - 0.2%

 Hotels, Resorts & Cruise Lines - 0.0%†

 952

 Perseus Holding Corp. *

 $

 1,428

 Restaurants - 0.2%

 2,314

 Starbucks Corp.

 $

 174,614

 Total Consumer Services

 $

 176,042

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 2,055

 Nu Skin Enterprises, Inc.

 $

 92,537

 Total Household & Personal Products

 $

 92,537

 Health Care Equipment & Services - 1.0%

 Health Care Services - 0.1%

 9,932

 BioScrip, Inc. *

 $

 68,630

 Managed Health Care - 0.9%

 4,000

 Aetna, Inc.

 $

 324,000

 4,200

 Cigna Corp.

 380,898

 $

 704,898

 Total Health Care Equipment & Services

 $

 773,528

 Pharmaceuticals, Biotechnology & Life Sciences - 1.5%

 Biotechnology - 0.4%

 4,256

 Cubist Pharmaceuticals, Inc. *

 $

 282,343

 Life Sciences Tools & Services - 1.1%

 1,866

 Bio-Rad Laboratories, Inc. *

 $

 211,604

 4,006

 Thermo Fisher Scientific, Inc.

 487,530

 1,607

 Waters Corp. *

 159,286

 $

 858,420

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,140,763

 Real Estate - 0.5%

 Real Estate Operating Companies - 0.5%

 21,445

 Forest City Enterprises, Inc. *

 $

 419,464

 Total Real Estate

 $

 419,464

 Technology Hardware & Equipment - 0.6%

 Computer Storage & Peripherals - 0.3%

 3,800

 EMC Corp.

 $

 111,188

 4,443

 NCR Corp. *

 148,441

 $

 259,629

 Electronic Equipment Manufacturers - 0.1%

 1,658

 Itron, Inc. *

 $

 65,176

 Electronic Manufacturing Services - 0.2%

 2,633

 TE Connectivity, Ltd.

 $

 145,579

 Total Technology Hardware & Equipment

 $

 470,384

 Telecommunication Services - 0.4%

 Integrated Telecommunication Services - 0.4%

 25,476

 Windstream Holdings, Inc.

 $

 274,631

 Total Telecommunication Services

 $

 274,631

 TOTAL COMMON STOCKS

 (Cost $4,432,389)

 $

 5,844,970

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.1%

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 100,000

 Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)

 $

 90,077

 Total Banks

 $

 90,077

 Diversified Financials - 0.0%†

 Other Diversified Financial Services - 0.0%†

 18,967

 Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)

 $

 19,693

 Total Diversified Financials

 $

 19,693

 TOTAL ASSET BACKED SECURITIES

 (Cost $111,696)

 $

 109,770

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%

 Banks - 0.2%

 Thrifts & Mortgage Finance - 0.2%

 56,997

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 $

 43,449

 52,136

 5.97

 GS Mortgage Securities Corp. II Commercial Mortgage Pass Through Certificates Series 2004-GG2, Floating Rate Note, 8/10/38

 52,098

 34,011

 RALI Series 2003-QS15 Trust, 5.5%, 8/25/33

 35,320

 $

 130,867

 Total Banks

 $

 130,867

 Materials - 0.6%

 Paper & Forest Products - 0.6%

 450,000

 TimberStar Trust 1, 7.5296%, 10/15/36 (144A)

 473,696

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $591,410)

 $

 604,563

 CORPORATE BONDS - 57.3%

 Energy - 17.3%

 Oil & Gas Drilling - 1.3%

 350,000

 Atwood Oceanics, Inc., 6.5%, 2/1/20

 $

 358,750

 190,000

 Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)

 173,850

 200,000

 Offshore Group Investment, Ltd., 7.5%, 11/1/19

 185,500

 310,000

 Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)

 325,500

 $

 1,043,600

 Oil & Gas Equipment & Services - 2.2%

 160,000

 Bristow Group, Inc., 6.25%, 10/15/22

 $

 166,000

 225,000

 Exterran Partners LP, 6.0%, 10/1/22

 218,812

 398,000

 Exterran Partners LP, 6.0%, 4/1/21

 387,055

 350,000

 Forum Energy Technologies, Inc., 6.25%, 10/1/21

 359,625

 155,000

 FTS International, Inc., 6.25%, 5/1/22 (144A)

 152,288

 2,000

 Green Field Energy Services, Inc., 11/15/16 (144A) (c) (d)

 160

 165,000

 Hiland Partners LP, 7.25%, 10/1/20 (144A)

 174,900

 165,000

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

 161,288

 105,000

 Seitel, Inc., 9.5%, 4/15/19

 112,875

 $

 1,733,003

 Integrated Oil & Gas - 0.5%

 100,000

 American Energy-Permian Basin LLC, 7.375%, 11/1/21 (144A)

 $

 91,500

 135,000

 Athlon Holdings LP, 6.0%, 5/1/22 (144A)

 144,788

 155,000

 Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21

 151,900

 $

 388,188

 Oil & Gas Exploration & Production - 11.3%

 120,000

 Antero Resources Finance Corp., 6.0%, 12/1/20

 $

 122,400

 300,000

 Approach Resources, Inc., 7.0%, 6/15/21

 297,000

 150,000

 Berry Petroleum Co., LLC, 6.375%, 9/15/22

 145,500

 520,000

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 540,800

 255,000

 Comstock Resources, Inc., 7.75%, 4/1/19

 262,650

 150,000

 Concho Resources, Inc., 5.5%, 4/1/23

 156,000

 205,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 202,950

 200,000

 EP Energy LLC, 7.75%, 9/1/22

 211,500

 400,000

 EP Energy LLC, 9.375%, 5/1/20

 436,000

 195,000

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 199,388

 245,000

 Gulfport Energy Corp., 7.75%, 11/1/20

 255,412

 225,000

 Halcon Resources Corp., 8.875%, 5/15/21

 221,625

 100,000

 Kodiak Oil & Gas Corp., 5.5%, 1/15/21

 101,000

 100,000

 Kodiak Oil & Gas Corp., 5.5%, 2/1/22

 100,500

 355,000

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19

 380,738

 150,000

 Legacy Reserves LP, 6.625%, 12/1/21

 147,000

 400,000

 Linn Energy LLC, 6.25%, 11/1/19

 390,500

 220,000

 Memorial Production Partners LP, 6.875%, 8/1/22 (144A)

 210,100

 135,000

 Memorial Production Partners LP, 7.625%, 5/1/21

 134,325

 160,000

 Midstates Petroleum Co., Inc., 10.75%, 10/1/20

 166,000

 535,000

 Northern Oil and Gas, Inc., 8.0%, 6/1/20

 543,025

 80,000

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 83,400

 210,000

 Parsley Energy LLC, 7.5%, 2/15/22 (144A)

 216,562

 185,000

 PDC Energy, Inc., 7.75%, 10/15/22

 197,950

 190,000

 Penn Virginia Corp., 7.25%, 4/15/19

 190,000

 150,000

 Penn Virginia Corp., 8.5%, 5/1/20

 157,500

 160,000

 QR Energy LP, 9.25%, 8/1/20

 181,600

 350,000

 Resolute Energy Corp., 8.5%, 5/1/20

 350,875

 145,000

 Rice Energy, Inc., 6.25%, 5/1/22 (144A)

 141,375

 155,000

 Rosetta Resources, Inc., 5.875%, 6/1/22

 154,419

 105,000

 RSP Permian, Inc., 6.625%, 10/1/22 (144A)

 105,656

 325,000

 Samson Investment Co., 9.75%, 2/15/20

 294,938

 360,000

 Sanchez Energy Corp., 7.75%, 6/15/21

 385,200

 265,000

 Stone Energy Corp., 7.5%, 11/15/22

 273,030

 595,000

 Swift Energy Co., 7.875%, 3/1/22

 595,000

 105,000

 Talos Production LLC, 9.75%, 2/15/18 (144A)

 108,150

 200,000

 Whiting Petroleum Corp., 5.75%, 3/15/21

 211,500

 $

 8,871,568

 Oil & Gas Refining & Marketing - 0.9%

 525,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21 (144A)

 $

 498,750

 235,000

 Tesoro Corp., 5.375%, 10/1/22

 236,175

 $

 734,925

 Oil & Gas Storage & Transportation - 0.7%

 225,000

 Global Partners LP, 6.25%, 7/15/22 (144A)

 $

 223,875

 150,000

 Holly Energy Partners LP, 6.5%, 3/1/20

 154,500

 170,000

 Targa Resources Partners LP, 4.25%, 11/15/23

 163,200

 $

 541,575

 Coal & Consumable Fuels - 0.4%

 110,000

 Alpha Natural Resources, Inc., 7.5%, 8/1/20 (144A)

 $

 98,450

 200,000

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 210,000

 $

 308,450

 Total Energy

 $

 13,621,309

 Materials - 4.8%

 Commodity Chemicals - 0.7%

 200,000

 Hexion US Finance Corp., 8.875%, 2/1/18

 $

 203,750

 225,000

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 230,625

 100,000

 Tronox Finance LLC, 6.375%, 8/15/20

 100,375

 $

 534,750

 Diversified Chemicals - 0.3%

 220,000

 WR Grace & Co-Conn, 5.125%, 10/1/21 (144A)

 $

 223,575

 Metal & Glass Containers - 1.8%

 765,000

 Crown Cork & Seal Co., Inc., 7.375%, 12/15/26

 $

 841,501

 225,000

 Reynolds Group Issuer, Inc., 8.25%, 2/15/21

 237,938

 350,000

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18

 362,250

 $

 1,441,689

 Paper Packaging - 0.6%

 200,000

 Exopack Holding Corp., 10.0%, 6/1/18 (144A)

 $

 215,250

 228,000

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 230,280

 $

 445,530

 Diversified Metals & Mining - 0.3%

 200,000

 First Quantum Minerals, Ltd., 7.25%, 5/15/22 (144A)

 $

 204,500

 55,000

 Prince Mineral Holding Corp., 12.0%, 12/15/19 (144A)

 61,600

 $

 266,100

 Gold - 0.4%

 100,000

 Eldorado Gold Corp., 6.125%, 12/15/20 (144A)

 $

 99,250

 240,000

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 202,800

 $

 302,050

 Steel - 0.3%

 230,000

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 $

 232,300

 Paper Products - 0.4%

 265,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 $

 244,959

 80,000

 Unifrax I LLC, 7.5%, 2/15/19 (144A)

 80,800

 $

 325,759

 Total Materials

 $

 3,771,753

 Capital Goods - 4.6%

 Aerospace & Defense - 0.9%

 200,000

 Bombardier, Inc., 4.75%, 4/15/19

 $

 199,500

 275,000

 Bombardier, Inc., 6.0%, 10/15/22

 273,625

 210,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 201,600

 $

 674,725

 Building Products - 0.8%

 200,000

 Calcipar SA, 6.875%, 5/1/18 (144A)

 $

 206,000

 100,000

 Gibraltar Industries, Inc., 6.25%, 2/1/21

 102,500

 330,000

 Griffon Corp., 5.25%, 3/1/22

 314,325

 $

 622,825

 Industrial Conglomerates - 0.3%

 240,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 257,700

 Construction & Farm Machinery & Heavy Trucks - 0.9%

 370,000

 Navistar International Corp., 8.25%, 11/1/21

 $

 379,250

 350,000

 Titan International, Inc., 6.875%, 10/1/20

 343,000

 $

 722,250

 Industrial Machinery - 1.2%

 400,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $

 368,000

 100,000

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 105,000

 200,000

 Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)

 215,000

 235,000

 Xerium Technologies, Inc., 8.875%, 6/15/18

 247,925

 $

 935,925

 Trading Companies & Distributors - 0.5%

 200,000

 Rexel SA, 5.25%, 6/15/20 (144A)

 $

 200,875

 200,000

 WESCO Distribution, Inc., 5.375%, 12/15/21

 198,500

 $

 399,375

 Total Capital Goods

 $

 3,612,800

 Commercial Services & Supplies - 1.0%

 Environmental & Facilities Services - 0.2%

 110,000

 Safway Group Holding LLC, 7.0%, 5/15/18 (144A)

 $

 111,925

 Diversified Support Services - 0.8%

 165,000

 Allegion US Holding Co, Inc., 5.75%, 10/1/21

 $

 168,300

 230,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 220,800

 275,000

 The Geo Group, Inc., 5.875%, 10/15/24

 275,688

 $

 664,788

 Total Commercial Services & Supplies

 $

 776,713

 Transportation - 0.7%

 Airlines - 0.2%

 14,259

 Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17

 $

 14,954

 125,000

 Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)

 125,312

 $

 140,266

 Railroads - 0.3%

 245,000

 Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)

 $

 248,675

 Trucking - 0.2%

 200,000

 syncreon Group BV, 8.625%, 11/1/21 (144A)

 $

 198,000

 Total Transportation

 $

 586,941

 Automobiles & Components - 0.3%

 Auto Parts & Equipment - 0.3%

 145,000

 Dana Holding Corp., 6.0%, 9/15/23

 $

 149,712

 95,000

 Stackpole International Intermediate, 7.75%, 10/15/21 (144A)

 95,475

 $

 245,187

 Total Automobiles & Components

 $

 245,187

 Consumer Durables & Apparel - 1.6%

 Homebuilding - 1.6%

 100,000

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 $

 103,750

 250,000

 KB Home, 7.0%, 12/15/21

 260,625

 190,000

 KB Home, 7.5%, 9/15/22

 203,300

 175,000

 Lennar Corp., 4.5%, 6/15/19

 173,469

 225,000

 Lennar Corp., 4.75%, 11/15/22

 217,688

 115,000

 Meritage Homes Corp., 7.0%, 4/1/22

 124,200

 75,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 76,500

 105,000

 The Ryland Group, Inc., 5.375%, 10/1/22

 102,375

 $

 1,261,907

 Total Consumer Durables & Apparel

 $

 1,261,907

 Consumer Services - 0.7%

 Casinos & Gaming - 0.2%

 534,639

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK)

 $

 5,346

 200,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 167,000

 $

 172,346

 Hotels, Resorts & Cruise Lines - 0.3%

 210,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 $

 228,375

 Education Services - 0.2%

 130,000

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 126,100

 Total Consumer Services

 $

 526,821

 Media - 3.1%

 Advertising - 0.2%

 175,000

 MDC Partners, Inc., 6.75%, 4/1/20 (144A)

 $

 180,250

 Broadcasting - 0.5%

 350,000

 Quebecor Media, Inc., 5.75%, 1/15/23

 $

 347,375

 145,000

 Townsquare Radio LLC, 9.0%, 4/1/19 (144A)

 156,238

 $

 503,613

 Cable & Satellite - 1.3%

 250,000

 CCO Holdings LLC, 6.5%, 4/30/21

 $

 260,625

 225,000

 Intelsat Jackson Holdings SA, 7.25%, 4/1/19

 236,250

 125,000

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 127,344

 375,000

 Videotron, Ltd., 5.375%, 6/15/24 (144A)

 371,250

 $

 995,469

 Movies & Entertainment - 0.6%

 220,000

 Cinemark USA, Inc., 4.875%, 6/1/23

 $

 209,550

 100,000

 Regal Entertainment Group, 5.75%, 3/15/22

 100,250

 180,000

 Regal Entertainment Group, Inc., 5.75%, 2/1/25

 177,750

 $

 487,550

 Publishing - 0.4%

 280,000

 Gannett Co., Inc., 6.375%, 10/15/23 (144A)

 $

 291,200

 Total Media

 $

 2,458,082

 Retailing - 0.4%

 Computer & Electronics Retail - 0.1%

 100,000

 Rent-A-Center, Inc., 4.75%, 5/1/21

 $

 82,440

 Automotive Retail - 0.3%

 230,000

 CST Brands, Inc., 5.0%, 5/1/23

 $

 224,250

 Total Retailing

 $

 306,690

 Food & Staples Retailing - 0.4%

 Food Retail - 0.4%

 140,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $

 133,000

 200,000

 Darling Ingredients, Inc., 5.375%, 1/15/22

 201,500

 $

 334,500

 Total Food & Staples Retailing

 $

 334,500

 Food, Beverage & Tobacco - 1.8%

 Distillers & Vintners - 0.2%

 145,000

 Constellation Brands, Inc., 3.75%, 5/1/21

 $

 142,281

 Soft Drinks - 0.2%

 195,000

 Cott Beverages, Inc., 5.375%, 7/1/22 (144A)

 $

 188,662

 Packaged Foods & Meats - 0.9%

 100,000

 B&G Foods, Inc., 4.625%, 6/1/21

 $

 95,250

 93,000

 Chiquita Brands International, Inc., 7.875%, 2/1/21

 100,440

 200,000

 Dole Food Co., Inc., 7.25%, 5/1/19 (144A)

 198,500

 290,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 274,775

 75,000

 Post Holdings, Inc., 7.375%, 2/15/22

 74,250

 $

 743,215

 Tobacco - 0.5%

 365,000

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 355,875

 Total Food, Beverage & Tobacco

 $

 1,430,033

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 200,000

 Revlon Consumer Products Corp., 5.75%, 2/15/21

 $

 196,000

 Total Household & Personal Products

 $

 196,000

 Health Care Equipment & Services - 2.9%

 Health Care Equipment - 0.4%

 285,000

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $

 304,950

 Health Care Services - 0.2%

 150,000

 BioScrip, Inc., 8.875%, 2/15/21 (144A)

 $

 153,562

 Health Care Facilities - 2.0%

 350,000

 Capella Healthcare, Inc., 9.25%, 7/1/17

 $

 364,219

 730,000

 CHS, Inc., 7.125%, 7/15/20

 773,800

 105,000

 HCA, Inc., 5.875%, 3/15/22

 110,381

 370,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 347,800

 $

 1,596,200

 Managed Health Care - 0.3%

 225,000

 WellCare Health Plans, Inc., 5.75%, 11/15/20

 $

 228,938

 Total Health Care Equipment & Services

 $

 2,283,650

 Pharmaceuticals, Biotechnology & Life Sciences - 1.1%

 Biotechnology - 0.5%

 393,000

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 390,052

 Pharmaceuticals - 0.6%

 140,000

 Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (144A)

 $

 133,700

 200,000

 Endo Finance LLC, 5.75%, 1/15/22 (144A)

 197,500

 165,000

 JLL, 7.5%, 2/1/22 (144A)

 166,629

 $

 497,829

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 887,881

 Banks - 0.3%

 Diversified Banks - 0.3%

 200,000

 6.25

 Bank of America Corp., Floating Rate Note, 9/29/49

 $

 198,687

 Total Banks

 $

 198,687

 Diversified Financials - 1.5%

 Specialized Finance - 1.3%

 175,000

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 198,625

 200,000

 Fly Leasing, Ltd., 6.375%, 10/15/21

 198,000

 315,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 300,038

 300,000

 Oxford Finance LLC, 7.25%, 1/15/18 (144A)

 312,000

 $

 1,008,663

 Consumer Finance - 0.2%

 110,000

 TMX Finance LLC, 8.5%, 9/15/18 (144A)

 $

 109,450

 Total Diversified Financials

 $

 1,304,038

 Insurance - 1.7%

 Insurance Brokers - 0.2%

 150,000

 USI, Inc. New York, 7.75%, 1/15/21 (144A)

 $

 149,250

 Life & Health Insurance - 0.5%

 200,000

 Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)

 $

 209,500

 185,000

 5.65

 Voya Financial, Inc., Floating Rate Note, 5/15/53

 185,925

 $

 395,425

 Reinsurance - 1.0%

 250,000

 7.27

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)

 $

 251,750

 250,000

 12.76

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 276,875

 250,000

 4.02

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 254,050

 $

 782,675

 Total Insurance

 $

 1,141,425

 Real Estate - 1.3%

 Diversified REITs - 0.9%

 130,000

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 130,000

 375,000

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 385,312

 210,000

 MPT Operating Partnership LP, 5.5%, 5/1/24

 214,725

 $

 730,037

 Specialized REITs - 0.1%

 100,000

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 104,750

 Real Estate Services - 0.3%

 235,000

 Kennedy-Wilson, Inc., 5.875%, 4/1/24

 $

 236,175

 Total Real Estate

 $

 1,070,962

 Software & Services - 1.9%

 Internet Software & Services - 0.9%

 75,000

 IAC, 4.875%, 11/30/18

 $

 75,750

 365,000

 j2 Global, Inc., 8.0%, 8/1/20

 394,200

 230,000

 VeriSign, Inc., 4.625%, 5/1/23

 221,950

 $

 691,900

 Data Processing & Outsourced Services - 0.5%

 100,000

 Audatex North America, Inc., 6.0%, 6/15/21 (144A)

 $

 102,500

 50,000

 First Data Corp., 7.375%, 6/15/19 (144A)

 52,630

 125,000

 Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)

 126,875

 100,000

 NeuStar, Inc., 4.5%, 1/15/23

 88,500

 $

 370,505

 Application Software - 0.2%

 135,000

 ACI Worldwide, Inc., 6.375%, 8/15/20 (144A)

 $

 140,062

 Systems Software - 0.4%

 343,928

 Pegasus Solutions, Inc., 13.0%, 10/31/14 (144A) (d)

 $

 319,853

 Total Software & Services

 $

 1,522,320

 Technology Hardware & Equipment - 2.3%

 Communications Equipment - 0.2%

 150,000

 ViaSat, Inc., 6.875%, 6/15/20

 $

 159,000

 Computer Storage & Peripherals - 1.2%

 500,000

 Seagate HDD Cayman, 4.75%, 1/1/25 (144A)

 $

 497,500

 475,000

 Seagate HDD Cayman, 4.75%, 6/1/23

 478,562

 $

 976,062

 Electronic Equipment Manufacturers - 0.6%

 445,000

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 466,138

 Electronic Components - 0.2%

 130,000

 Belden, Inc., 5.5%, 9/1/22 (144A)

 $

 131,625

 Electronic Manufacturing Services - 0.1%

 80,000

 Flextronics International, Ltd., 5.0%, 2/15/23

 $

 79,800

 Total Technology Hardware & Equipment

 $

 1,812,625

 Semiconductors & Semiconductor Equipment - 0.7%

 Semiconductor Equipment - 0.4%

 325,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 329,875

 Semiconductors - 0.3%

 210,000

 Advanced Micro Devices, Inc., 7.5%, 8/15/22

 $

 212,100

 Total Semiconductors & Semiconductor Equipment

 $

 541,975

 Telecommunication Services - 4.5%

 Integrated Telecommunication Services - 3.7%

 375,000

 CenturyLink, Inc., 6.45%, 6/15/21

 $

 401,250

 75,000

 CenturyLink, Inc., 6.75%, 12/1/23

 80,438

 389,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 410,395

 731,000

 Frontier Communications Corp., 8.75%, 4/15/22

 822,375

 200,000

 Frontier Communications Corp., 9.25%, 7/1/21

 228,500

 405,000

 Windstream Corp., 7.5%, 6/1/22

 426,262

 500,000

 Windstream Corp., 7.75%, 10/15/20

 526,250

 $

 2,895,470

 Wireless Telecommunication Services - 0.8%

 195,000

 Sprint Corp., 7.125%, 6/15/24 (144A)

 $

 196,462

 80,000

 T-Mobile USA, Inc., 6.5%, 1/15/24

 81,000

 360,000

 T-Mobile USA, Inc., 6.542%, 4/28/20

 369,000

 $

 646,462

 Total Telecommunication Services

 $

 3,541,932

 Utilities - 2.1%

 Electric Utilities - 0.3%

 290,000

 RJS Power Holdings LLC, 5.125%, 7/15/19 (144A)

 $

 287,100

 Propane Distributor - 0.3%

 200,000

 Star Gas Partners LP, 8.875%, 12/1/17

 $

 208,500

 Independent Power Producers & Energy Traders - 1.5%

 330,000

 AES Corp. Virginia, 4.875%, 5/15/23

 $

 313,500

 400,000

 NRG Energy, Inc., 6.25%, 5/1/24 (144A)

 401,000

 450,000

 NRG Energy, Inc., 6.625%, 3/15/23

 463,500

 $

 1,178,000

 Total Utilities

 $

 1,673,600

 TOTAL CORPORATE BONDS

 (Cost $45,111,476)

 $

 45,107,831

 SENIOR FLOATING RATE LOAN INTERESTS - 4.6%**

 Energy - 0.8%

 Oil & Gas Drilling - 0.2%

 169,390

 7.50

 Jonah Energy LLC, Term Loan (Second Lien), 5/8/21

 $

 168,120

 Oil & Gas Exploration & Production - 0.6%

 60,000

 8.38

 Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20

 $

 60,325

 200,000

 5.00

 Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18

 194,775

 225,000

 7.96

 Templar Energy LLC, Term Loan, 11/25/20

 218,812

 $

 473,912

 Total Energy

 $

 642,032

 Capital Goods - 0.1%

 Industrial Conglomerates - 0.1%

 80,000

 8.25

 Filtration Group Corp., Initial Term Loan (Second Lien), 11/15/21

 $

 80,925

 Total Capital Goods

 $

 80,925

 Commercial Services & Supplies - 0.6%

 Diversified Commercial & Prof Svc - 0.3%

 250,830

 3.75

 Seven Seas Cruises S de RL LLC, Term B2 Loan, 12/21/18

 $

 249,575

 Security & Alarm Services - 0.3%

 185,272

 4.25

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 183,535

 Total Commercial Services & Supplies

 $

 433,110

 Automobiles & Components - 1.1%

 Auto Parts & Equipment - 0.6%

 168,579

 5.00

 HHI Holdings LLC, Additional Term Loan, 10/5/18

 $

 168,737

 58,379

 4.25

 Metaldyne LLC, Tranche B Term Loan, 12/18/18

 58,172

 301,203

 3.23

 Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20

 298,379

 $

 525,288

 Automobile Manufacturers - 0.5%

 377,325

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 375,026

 Total Automobiles & Components

 $

 900,314

 Consumer Services - 0.8%

 Restaurants - 0.8%

 540,000

 0.00

 Burger King Worldwide Inc., Bridge Loan, 8/26/15

 $

 540,000

 89,379

 4.00

 Landry's, Inc., B Term Loan, 4/24/18

 88,793

 $

 628,793

 Total Consumer Services

 $

 628,793

 Media - 0.1%

 Broadcasting - 0.1%

 39,375

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20

 $

 38,682

 Total Media

 $

 38,682

 Food & Staples Retailing - 0.3%

 Food Distributors - 0.3%

 3,109

 5.75

 AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17

 $

 3,112

 280,000

 8.25

 Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21

 255,500

 $

 258,612

 Total Food & Staples Retailing

 $

 258,612

 Health Care Equipment & Services - 0.5%

 Health Care Services - 0.5%

 69,033

 6.75

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 $

 69,356

 30,629

 6.50

 BioScrip, Inc., Delayed Draw Term Loan, 7/31/20

 30,833

 33,414

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 33,636

 290,723

 6.50

 Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19

 291,631

 $

 425,456

 Total Health Care Equipment & Services

 $

 425,456

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.2%

 123,674

 5.25

 WorldPay, Facility B2A Term Loan, 8/6/17

 $

 124,293

 Total Diversified Financials

 $

 124,293

 Software & Services - 0.1%

 Application Software - 0.1%

 58,612

 8.50

 Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18

 $

 58,686

 47,774

 4.25

 Vertafore, Inc., Term Loan (2013), 10/3/19

 47,476

 $

 106,162

 Total Software & Services

 $

 106,162

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $3,659,608)

 $

 3,638,379

 Shares

 RIGHTS / WARRANTS - 0.0%†

 Energy - 0.0%†

 Oil & Gas Equipment & Services - 0.0%†

 75

 Green Field Energy Services, Inc., 11/15/21 (144A)

 $

 75

 Total Energy

 $

 75

 Automobiles & Components - 0.0%†

 Auto Parts & Equipment - 0.0%†

 70

 Lear Corp., 11/9/14

 $

 12,138

 Total Automobiles & Components

 $

 12,138

 TOTAL RIGHTS / WARRANTS

 (Cost $6,780)

 $

 12,213

 TOTAL INVESTMENT IN SECURITIES - 90.0%

 (Cost $67,809,617) (a)

 $

 70,802,944

 OTHER ASSETS & LIABILITIES - 10.0%

 $

 7,901,762

 TOTAL NET ASSETS - 100.0%

 $

 78,704,706

 *

 Non-income producing security.

 †

 Amount rounds to less than 0.1%.

 NR

 Not rated by either S&P or Moody's.

 REIT

 Real Estate Investment Trust.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Perpetual)

 Security with no stated maturity date.

 (PIK)

 Represents a pay-in-kind security.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2014, the value of these securities amounted to $19,888,354 or 25.3% of total net assets.

 **

Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At September 30, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $67,861,698 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           5,378,797

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

          (2,437,551)

 Net unrealized appreciation

 $

           2,941,246

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (d)

 Security is in default and is non-income producing.

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Index

 Coupon

 Credit Rating(2)

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

2,079,000

 J.P. Morgan Securities LLC

 Markit CDX North America High Yield Index

5.00
%

 NA(3)

 6/20/19

$
134,615

$
(10,058
)

(1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

(2)

 Based on Standard & Poor’s rating of the issuer.

(3)

 Payment is based on a percentage of the index. Referenced indices are comprised of a number of individual issuers.

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of September 30, 2014, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

  $                  -

  $   12,174,242

  $            -

  $   12,174,242

 Preferred Stocks

      Consumer Services

        Hotels, Resorts & Cruise Lines

                      -

             41,000

                -

            41,000

      All Other Preferred Stocks

           1,265,312

                   -

                -

        1,265,312

 Convertible Preferred Stocks

      Energy

        Oil & Gas Exploration & Production

                89,442

           537,735

                -

           627,177

      Consumer Durables & Apparel

        Home Furnishings

                      -

           396,250

                -

           396,250

      Food, Beverage & Tobacco

        Packaged Foods & Meats

                      -

           192,375

                -

           192,375

      Diversified Financials

        Asset Management & Custody Banks

                      -

           124,250

                -

           124,250

      All Other Convertible Preferred Stocks

              664,612

                   -

                -

           664,612

 Common Stocks

                      -

                   -

                -

                   -

      Consumer Services

        Hotels, Resorts & Cruise Lines

                      -

               1,428

                -

              1,428

      All Other Common Stocks

           5,843,542

                   -

                -

        5,843,542

 Asset Backed Securities

                      -

           109,770

                -

           109,770

 Collateralized Mortgage Obligations

                      -

           604,563

                -

           604,563

 Corporate Bonds

                      -

       45,107,831

                -

      45,107,831

 Senior Floating Rate Loan Interests

                      -

         3,638,379

                -

        3,638,379

 Warrants

      Energy

        Oil & Gas Equipment & Services

                      -

                   75

                -

                  75

      Automobiles & Components

        Auto Parts & Equipment - 0.0% †

                12,138

                   -

                -

            12,138

 Total

  $        7,875,046

  $   62,927,898

  $            -

  $   70,802,944

 Other Financial Instruments

 Unrealized Depreciation on Credit Default Swap

  $                  -

  $        (10,058)

  $            -

  $       (10,058)

 Total Other Financial Instruments

  $                  -

  $        (10,058)

  $            -

  $       (10,058)

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Preferred Stocks

 Balance as of 12/31/13

  $          134,341

 Realized gain (loss)1

                12,729

 Change in unrealized appreciation (depreciation)2

                (9,341)

 Purchases

                      -

 Sales

            (137,729)

 Transfers in and out of Level 3

                      -

 Balance as of 9/30/14

  $                  -

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the six months ended June 30, 2014, there were no transfers between Levels 1, 2 and 3.

 Pioneer Emerging Markets VCT Portfolio

 Schedule of Investments 9/30/14 (unaudited)

 Shares

 Value

 PREFERRED STOCKS - 0.1%

 Food & Staples Retailing - 0.1%

 Hypermarkets & Super Centers - 0.1%

 1,132

 Cia Brasileira de Distribuicao

 $

 49,467

 Total Food & Staples Retailing

 $

 49,467

 TOTAL PREFERRED STOCKS

 (Cost $42,800)

 $

 49,467

 COMMON STOCKS - 96.5%

 Energy - 6.6%

 Oil & Gas Equipment & Services - 4.5%

 126,550

 Dayang Enterprise Holdings Bhd

 $

 131,206

 271,000

 Hilong Holding, Ltd.

 115,177

 183,458

 TMK OAO (G.D.R.)

 1,672,271

 $

 1,918,654

 Oil & Gas Refining & Marketing - 2.1%

 54,261

 Cosan SA Industria e Comercio

 $

 873,005

 Total Energy

 $

 2,791,659

 Materials - 14.8%

 Fertilizers & Agricultural Chemicals - 5.7%

 213,281

 PhosAgro OAO (G.D.R.)

 $

 2,396,470

 Specialty Chemicals - 0.3%

 490,000

 Tianhe Chemicals Group, Ltd. *

 $

 145,744

 Construction Materials - 2.6%

 11,622,000

 West China Cement, Ltd.

 $

 1,108,190

 Metal & Glass Containers - 0.9%

 102,603

 Nampak, Ltd.

 $

 373,701

 Aluminum - 0.4%

 217,500

 China Hongqiao Group, Ltd.

 $

 163,316

 Diversified Metals & Mining - 4.9%

 5,868,000

 MMG, Ltd. *

 $

 2,057,716

 Steel - 0.0%†

 2

 POSCO

 $

 613

 Total Materials

 $

 6,245,750

 Capital Goods - 11.2%

 Construction & Engineering - 4.9%

 271,307

 Astaldi S.p.A.

 $

 2,056,778

 Industrial Machinery - 4.7%

 1,018,500

 China Conch Venture Holdings, Ltd. *

 $

 1,991,279

 Trading Companies & Distributors - 1.6%

 690,000

 Noble Group, Ltd.

 $

 701,198

 Total Capital Goods

 $

 4,749,255

 Transportation - 5.8%

 Air Freight & Logistics - 0.4%

 218,647

 Aramex PJSC

 $

 190,525

 Airlines - 1.0%

 1,092,244

 Air Arabia PJSC

 $

 406,511

 Highways & Railtracks - 4.4%

 680,805

 OHL Mexico SAB de CV *

 $

 1,848,718

 Total Transportation

 $

 2,445,754

 Automobiles & Components - 9.8%

 Auto Parts & Equipment - 5.3%

 293,378

 Tupy SA

 $

 2,231,696

 Automobile Manufacturers - 4.5%

 344,289

 Tata Motors, Ltd.

 $

 1,917,992

 Total Automobiles & Components

 $

 4,149,688

 Consumer Durables & Apparel - 4.9%

 Leisure Products - 4.9%

 4,750,000

 Goodbaby International Holdings, Ltd.

 $

 2,050,024

 Total Consumer Durables & Apparel

 $

 2,050,024

 Consumer Services - 0.0%†

 Casinos & Gaming - 0.0%†

 1,339

 NagaCorp, Ltd.

 $

 959

 Total Consumer Services

 $

 959

 Retailing - 0.3%

 Specialty Stores - 0.3%

 3,488

 FF Group *

 $

 129,829

 Total Retailing

 $

 129,829

 Food, Beverage & Tobacco - 4.7%

 Packaged Foods & Meats - 4.7%

 315,141

 Flour Mills of Nigeria Plc

 $

 117,853

 693,632

 Marfrig Global Foods SA *

 1,889,287

 $

 2,007,140

 Total Food, Beverage & Tobacco

 $

 2,007,140

 Pharmaceuticals, Biotechnology & Life Sciences - 0.9%

 Pharmaceuticals - 0.9%

 14,216

 Hikma Pharmaceuticals Plc

 $

 398,268

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 398,268

 Banks - 11.4%

 Diversified Banks - 11.4%

 32

 Banco Santander Brasil SA (A.D.R.)

 $

 209

 423,000

 China Construction Bank Corp.

 296,668

 595

 Credicorp, Ltd.

 91,267

 28,892

 Erste Group Bank AG

 658,631

 7,362

 ICICI Bank, Ltd.

 169,747

 473,000

 Industrial & Commercial Bank of China, Ltd.

 295,130

 775

 Mega Financial Holding Co., Ltd.

 635

 921,027

 Philippine National Bank *

 1,792,670

 80,608

 TBC Bank JSC (G.D.R.) *

 1,277,982

 6,200,885

 United Bank for Africa Plc

 250,839

 $

 4,833,778

 Total Banks

 $

 4,833,778

 Diversified Financials - 1.1%

 Consumer Finance - 0.6%

 87,159

 Credito Real SAB de CV

 $

 246,744

 Investment Banking & Brokerage - 0.5%

 140,400

 Haitong Securities Co., Ltd.

 $

 215,690

 Total Diversified Financials

 $

 462,434

 Insurance - 0.8%

 Life & Health Insurance - 0.8%

 44,500

 Ping An Insurance Group Co. of China, Ltd.

 $

 334,490

 Total Insurance

 $

 334,490

 Real Estate - 1.2%

 Diversified REITs - 0.6%

 141,546

 Mexico Real Estate Management SA de CV

 $

 249,917

 Real Estate Development - 0.6%

 75,227

 Emaar Properties PJSC

 $

 235,738

 Total Real Estate

 $

 485,655

 Software & Services - 4.7%

 IT Consulting & Other Services - 4.7%

 13,137,000

 China ITS Holdings Co., Ltd.

 $

 1,980,181

 Total Software & Services

 $

 1,980,181

 Technology Hardware & Equipment - 1.7%

 Electronic Manufacturing Services - 1.7%

 223,910

 Hon Hai Precision Industry Co., Ltd.

 $

 705,044

 Total Technology Hardware & Equipment

 $

 705,044

 Semiconductors & Semiconductor Equipment - 5.8%

 Semiconductor Equipment - 4.9%

 174,214

 Wonik IPS Co., Ltd. *

 $

 2,071,950

 Semiconductors - 0.9%

 8,504

 SK Hynix, Inc.

 $

 376,503

 Total Semiconductors & Semiconductor Equipment

 $

 2,448,453

 Telecommunication Services - 6.1%

 Wireless Telecommunication Services - 6.1%

 750,000

 Global Telecom Holding *

 $

 527,619

 630,895

 Global Telecom Holding SAE (G.D.R.) *

 2,051,624

 $

 2,579,243

 Total Telecommunication Services

 $

 2,579,243

 Utilities - 4.7%

 Renewable Electricity - 4.7%

 6,099,000

 Huaneng Renewables Corp, Ltd. *

 $

 2,003,502

 Total Utilities

 $

 2,003,502

 TOTAL COMMON STOCKS

 (Cost $40,939,536)

 $

 40,801,106

 Principal Amount ($)

 CORPORATE BONDS - 0.2%

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 BRL

 136,000

 Hypermarcas SA,, 11.3%, 10/15/18

 $

 31,878

 BRL

 136,000

 Hypermarcas SA,, 3.0%, 10/15/15

 63,627

 $

 95,505

 Total Household & Personal Products

 $

 95,505

 TOTAL CORPORATE BONDS

 (Cost $142,688)

 $

 95,505

 RIGHTS / WARRANTS - 3.4%

 Retailing - 1.1%

 Apparel Retail - 1.1%

 13,270

 HSBC Bank Plc, 2/23/15

 $

 444,845

 Total Retailing

 $

 444,845

 Household & Personal Products - 0.0%†

 Personal Products - 0.0%†

 136

 Hypermarcas SA,, 10/15/15

 $

 0

 Total Household & Personal Products

 $

 0

 Health Care Equipment & Services - 1.4%

 Health Care Facilities - 1.4%

 17,243

 HSBC Bank Plc, 4/13/15

 $

 575,732

 Total Health Care Equipment & Services

 $

 575,732

 Banks - 0.9%

 Diversified Banks - 0.9%

 31,356

 HSBC Bank Plc, 2/10/15

 $

 402,064

 Total Banks

 $

 402,064

 TOTAL RIGHTS / WARRANTS

 (Cost $968,640)

 $

 1,422,641

 TOTAL INVESTMENT IN SECURITIES - 100.2%

 (Cost $42,093,664) (a) (b)

 $

 42,368,719

 OTHER ASSETS & LIABILITIES - (0.2)%

 $

 (70,173)

 TOTAL NET ASSETS - 100.0%

 $

 42,298,546

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (a)

 At September 30, 2014, the net unrealized appreciation/depreciation on investments based on cost for federal income tax purposes of $42,426,069 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $   2,967,307

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

     (3,024,657)

 Net unrealized depreciation

  $      (57,350)

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Cayman Islands

 14.9%

 Brazil

 12.1%

 Russia

 9.6%

 China

 7.4%

 Egypt

 6.1%

 South Korea

 5.8%

 Mexico

 5.5%

 India

 4.9%

 Hong Kong

 4.9%

 Italy

 4.9%

 United Kingdom

 4.3%

 Philippines

 4.2%

 Georgia

 3.0%

 Jersey Channel Islands

 2.6%

 United Arab Emirates

 2.0%

 Bermuda

 1.9%

 Taiwan

 1.7%

 Austria

 1.6%

 Other (Individually less than 1%)

 2.7%

 100.0%

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

 The following is a summary of the inputs used as of September 30, 2014, in valuing the Portfolio's assets:

		Level 1	Level 2		Level 3		Total
	Preferred Stocks	$ 49,467	$ -		$ -		$ 49,467
	Common Stocks (Foreign)
	Energy
	Oil & Gas Refining & Marketing	873,005	-		-		873,005
	Transportation
	Highways & Railtracks	1,848,718					1,848,718
	Automobiles & Components
	Auto Parts & Equipment	2,231,696					2,231,696
	Food, Beverage & Tobacco
	Packaged Foods & Meats	2,007,140					2,007,140
	Banks
	Diversified Banks	342,315	4,491,463		-		4,833,778
	Diversified Financials
	Consumer Finance	246,744	-		-		246,744
	Real Estate
	Diversified REITs	249,917	-		-		249,917
	All Other Common Stocks (Foreign)	-	28,510,108		-		28,510,108
	Corporate Bonds	-	-		95,505		95,505
	Warrants	1,422,641	-		-	*	1,422,641
	Total	$ 9,271,643	$ 33,001,571		$ 95,505		$ 42,368,719
	Other Financial Instruments
	Net unrealized appreciation on forward foreign currency contracts	$ -	$ 363,819		$ -		$ 363,819
	Total Other Financial Instruments	$ -	$ 363,819		$ -		$ 363,819

*	Security is valued at $0.
The following is a reconciliation of assets valued using significant observable inputs (Level 3):		Corporate Bonds	Warrants		Total

	Balance as of 12/31/13	$ 93,485	$ -	**	$ 93,485
	Realized gain (loss)1	-	-		-
	Change in unrealized appreciation (depreciation)2	2,020	-		2,020
	Net purchases (sales)	-	-		-
	Transfers in and out of Level 3 *	-	-		-
	Balance as of 9/30/14	$ 95,505	$ -	**	$ 95,505

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the six months ended June 30, 2014, there were no transfers between Levels 1, 2 and 3.
**	Security is valued at $0.

	Net change in unrealized appreciation (depreciation) of investments still held as of 9/30/14	$ 2,020

				Pioneer Strategic Income VCT Portfolio
				Schedule of Investments 9/30/14 (unaudited)

	Principal Amount ($)	Floating Rate (b)			Value
				CONVERTIBLE CORPORATE BONDS - 2.2%
				Energy - 0.4%
				Oil & Gas Exploration & Production - 0.0%†
	35,000			Cobalt International Energy, Inc., 2.625%, 12/1/19	$28,984
				Oil & Gas Storage & Transportation - 0.4%
	100,000			Golar LNG, Ltd., 3.75%, 3/7/17	$149,530
				Total Energy	$178,514
				Materials - 0.3%
				Diversified Metals & Mining - 0.3%
	100,000			Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16	$101,650
				Total Materials	$101,650
				Capital Goods - 0.1%
				Electrical Components & Equipment - 0.1%
	74,000			General Cable Corp., 4.5%, 11/15/29 (Step)	$51,430
				Total Capital Goods	$51,430
				Consumer Durables & Apparel - 0.2%
				Homebuilding - 0.2%
	60,000			KB Home, 1.375%, 2/1/19	$57,750
	20,000			The Ryland Group, Inc., 0.25%, 6/1/19	18,300
					$76,050
				Total Consumer Durables & Apparel	$76,050
				Health Care Equipment & Services - 0.3%
				Health Care Equipment - 0.3%
	103,000			NuVasive, Inc., 2.75%, 7/1/17	$114,330
				Total Health Care Equipment & Services	$114,330
				Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
				Biotechnology - 0.1%
	50,000			Cubist Pharmaceuticals, Inc., 1.125%, 9/1/18	$53,938
				Total Pharmaceuticals, Biotechnology & Life Sciences	$53,938
				Software & Services - 0.6%
				Internet Software & Services - 0.2%
	75,000			WebMD Health Corp., 1.5%, 12/1/20 (144A)	$75,797
				Application Software - 0.4%
	80,000			Mentor Graphics Corp., 4.0%, 4/1/31	$92,550
	55,000			Nuance Communications, Inc., 2.75%, 11/1/31	54,244
					$146,794
				Total Software & Services	$222,591
				Technology Hardware & Equipment - 0.2%
				Electronic Components - 0.2%
	95,000			Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$87,044
				Total Technology Hardware & Equipment	$87,044
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $824,460)	$885,547

				PREFERRED STOCKS - 2.5%
				Energy - 0.2%
				Oil & Gas Storage & Transportation - 0.2%
	2,300	7.62		NuStar Logistics LP, Floating Rate Note, 1/15/43	$59,892
				Total Energy	$59,892
				Banks - 1.3%
				Diversified Banks - 1.0%
	5,250	7.88		Citigroup Capital XIII, Floating Rate Note, 10/30/40	$141,330
	4,000	7.12		Citigroup, Inc., Floating Rate Note (Perpetual)	106,920
	5,325	6.00		US Bancorp, Floating Rate Note (Perpetual)	143,722
					$391,972
				Regional Banks - 0.3%
	1,000	6.25		CoBank ACB, Floating Rate Note (Perpetual) (144A)	$105,562
	710	6.62		Fifth Third Bancorp, Floating Rate Note (Perpetual)	18,780
					$124,342
				Total Banks	$516,314
				Diversified Financials - 0.4%
				Consumer Finance - 0.2%
	30			Ally Financial, Inc., 7.0% (Perpetual) (144A)	$30,178
	1,950	8.12		GMAC Capital Trust I, Floating Rate Note, 2/15/40	51,890
					$82,068
				Investment Banking & Brokerage - 0.2%
	1,600	7.12		Morgan Stanley, Floating Rate Note (Perpetual)	$43,056
	1,810	6.38		Morgan Stanley, Floating Rate Note (Perpetual)	45,377
					$88,433
				Total Diversified Financials	$170,501
				Insurance - 0.3%
				Property & Casualty Insurance - 0.2%
	3,325	5.10		The Allstate Corp., Floating Rate Note, 1/15/53	$81,429
				Reinsurance - 0.1%
	50,000	N/A		Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)	$53,165
				Total Insurance	$134,594
				Telecommunication Services - 0.3%
				Integrated Telecommunication Services - 0.3%
	4,000			Qwest Corp., 7.375%, 6/1/51	$104,080
				Total Telecommunication Services	$104,080
				TOTAL PREFERRED STOCKS
				(Cost $943,973)	$985,381

				CONVERTIBLE PREFERRED STOCKS - 0.8%
				Banks - 0.6%
				Diversified Banks - 0.6%
	41			Bank of America Corp., 7.25% (Perpetual)	$47,006
	170			Wells Fargo & Co., 7.5% (Perpetual)	204,427
					$251,433
				Total Banks	$251,433
				Diversified Financials - 0.2%
				Asset Management & Custody Banks - 0.2%
	1,000			AMG Capital Trust II, 5.15%, 10/15/37	$62,125
				Total Diversified Financials	$62,125
				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost $281,614)	$313,558
	Shares
				COMMON STOCKS - 0.6%
				Materials - 0.0%†
				Diversified Metals & Mining - 0.0%†
	174,829			Mirabela Nickel, Ltd. *	$10,095
				Total Materials	$10,095
				Capital Goods - 0.6%
				Construction & Engineering - 0.6%
	53,917			Newhall Land Development LLC *	$222,408
				Total Capital Goods	$222,408
				TOTAL COMMON STOCKS
				(Cost $48,886)	$232,503
	Principal Amount ($)
				ASSET BACKED SECURITIES - 3.0%
				Food & Staples Retailing - 0.1%
				Food Retail - 0.1%
	48,875			CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	$49,328
				Total Food & Staples Retailing	$49,328
				Banks - 2.0%
				Thrifts & Mortgage Finance - 2.0%
	22,537	0.30		Accredited Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36	$22,058
	80,110			Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)	81,313
	6,068	0.89		Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/26/35	6,061
	47,025			Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)	49,600
	82,132	4.00		Citigtoup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/1/35 (144A)	85,466
	1,055	6.24		Conseco Financial Corp., Floating Rate Note, 12/1/28	1,090
	22,389	0.33		Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34	21,813
	43,971	5.07		Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	44,707
	9,327	0.40		Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36	9,139
	10,846	4.46		Countrywide Asset-Backed Certificates, Floating Rate Note, 9/27/32	10,863
	12,998	0.24		Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37	10,601
	62,866			Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)	63,376
	94	1.23		First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34	94
	3,534	0.83		First Franklin Mortgage Loan Trust 2005-FF5, Floating Rate Note, 2/25/35	3,521
	13,055	0.66		First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	12,850
	10,029			First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	10,064
	25,000			First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)	24,993
	32,652	0.40		GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35	32,534
	3,936	0.82		Home Equity Asset Trust 2005-3, Floating Rate Note, 8/25/35	3,931
	10,862	0.32		Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	10,646
	40,488	1.35		HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	40,461
	9,988	1.20		Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25	9,969
	27,605	0.40		Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	25,203
	75,000	5.50		Mastr Specialized Loan Trust, Floating Rate Note, 10/25/34	77,006
	15,709	0.28		Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37	15,622
	33,462	0.53		Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35	33,045
	100,000			Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)	99,829
					$805,855
				Total Banks	$805,855
				Diversified Financials - 0.9%
				Other Diversified Financial Services - 0.6%
	99,989			AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)	$100,812
	100,000	1.25		Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35	97,570
	30,312			Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)	30,766
					$229,148
				Consumer Finance - 0.3%
	9,000			American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)	$9,114
	8,045			American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)	8,057
	25,000			AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19	24,988
	20,000			Capital Auto Receivables Asset Trust/ Ally, 2.19%, 9/20/21	19,955
	50,000			Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17	50,930
	25,000			Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	25,536
					$138,580
				Total Diversified Financials	$367,728
				TOTAL ASSET BACKED SECURITIES
				(Cost $1,193,160)	$1,222,911

				COLLATERALIZED MORTGAGE OBLIGATIONS - 8.3%
				Banks - 6.2%
				Diversified Banks - 0.2%
	85,885	2.50		EverBank Mortgage Loan Trust, Floating Rate Note, 4/25/43 (144A)	$80,381
				Thrifts & Mortgage Finance - 6.0%
	43,092			Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33	$45,443
	64	0.55		Alternative Loan Trust 2004-2CB, Floating Rate Note, 3/25/34	64
	11,242			Alternative Loan Trust Resecuritization 2003-23T2R REMICS, 4.25%, 9/25/33	11,037
	20,095	2.33		American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45	20,234
	23,693			Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	24,563
	17,510			Banc of America Alternative Loan Trust 2004-10, 5.5%, 11/25/19	17,686
	11,296			Banc of America Alternative Loan Trust 2004-10, 6.0%, 11/25/34	11,514
	10,533			Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34	10,893
	21,485			Banc of America Alternative Loan Trust 2004-3, 6.0%, 4/25/34	21,713
	18,110			Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/19	18,288
	29,678	2.65		Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	30,000
	17,723	2.64		Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33	17,758
	12,212	5.11		Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35	12,194
	2,154			Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19	2,183
	1,174			Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20	1,182
	174,221			Bayview Commercial Asset Trust, 3.511018%, 9/25/37 (Step) (144A) (e)	9,600
	8,569	1.15		Bayview Commercial Asset Trust, Floating Rate Note, 1/25/35 (144A)	7,889
	29,437	2.33		Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33	29,536
	16,171	4.71		Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35	16,192
	11,667			Charlie Mac Trust 2004-2, 5.0%, 10/25/34	11,666
	295	2.90		CHL Mortgage Pass-Through Trust 2003-42, Floating Rate Note, 9/25/33	289
	25,721			Citigroup Mortgage Loan Trust, Inc., 5.5%, 8/25/34	27,707
	37,963			Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34	41,844
	100,000	4.65		City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)	99,941
	25,000			COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45	25,666
	25,000			COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	25,047
	25,000			COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/17/45	26,188
	21,000			COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45	20,691
	12,271			COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/17/45	12,108
	50,000			COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46	49,030
	69,118			Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	73,421
	5,519			Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20	5,513
	11,209	2.57		Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33	11,175
	12,729	2.52		Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	12,793
	48,744	5.10		Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38	49,746
	25,547	3.66		CSMC Trust 2010-16, Floating Rate Note, 6/25/50 (144A)	25,700
	12,266	2.57		First Horizon Mortgage Pass-Through Trust 2005-AR2, Floating Rate Note, 6/25/35	11,537
	46,406	0.42		Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)	44,463
	829	5.30		GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Trust, Floating Rate Note, 8/10/38	829
	199,761	1.04		Government National Mortgage Association REMICS, Floating Rate Note, 11/16/54 (e)	18,397
	35,000			GS Mortgage Securities Corp II Series 2005-GG4 REMICS, 4.782%, 7/10/39	35,473
	25,000			GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	24,764
	50,000			GS Mortgage Securities Trust 2013-GCJ12, 3.135%, 6/12/46	49,460
	31,664	0.79		Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	30,187
	54,021	0.90		Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	52,358
	24,453	0.35		Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	22,694
	24,594	3.50		JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5, Floating Rate Note, 7/25/20	25,748
	60,000			JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 3.07%, 12/17/46	61,820
	14,345	5.04		JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35	14,248
	69,441	3.50		JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	69,568
	20,485	3.72		JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	19,810
	96,768	3.50		JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	96,914
	30,035			LB-UBS Commercial Mortgage Trust 2005-C3, 4.739%, 7/15/30	30,417
	50,000	5.20		LB-UBS Commercial Mortgage Trust 2005-C7 REMICS, Floating Rate Note, 11/15/30 (144A)	50,960
	6,824	1.10		Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	6,778
	11,561			MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19	11,836
	34,890			MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	35,518
	19,225	6.62		MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32	20,335
	50,000			Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 REMICS, 2.979%, 4/17/47	51,231
	95,684	3.25		NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	93,843
	9,878			PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)	9,988
	3,527			RALI Series 2003-QS1 Trust, 5.0%, 1/25/33	3,551
	19,316	0.72		RALI Series 2003-QS11 Trust, Floating Rate Note, 6/25/33	18,032
	65,817	0.60		RALI Series 2003-QS22 Trust, Floating Rate Note, 12/26/33	61,021
	85,750			RALI Series 2004-QS3 Trust, 5.0%, 3/25/19	88,511
	9,492	0.65		RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34	9,249
	8,998	0.75		RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	8,859
	21,904	1.55		RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	19,130
	21,807			RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35	22,506
	94,113	3.00		Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	90,834
	19,494			Sequoia Mortgage Trust 2013-9, 3.5%, 7/25/43 (144A)	18,698
	97,958	2.50		Sequoia Mortgage Trust, Floating Rate Note, 12/26/42	92,415
	14,766	2.37		Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35	14,741
	18,158	2.52		Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 2/25/34	18,352
	25,504	0.89		Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33	24,423
	21,732	2.69		Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33	21,695
	14,262	2.49		Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A, Floating Rate Note, 6/25/33	14,395
	18,837	2.15		Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43	18,838
	15,512	1.77		Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44	15,070
	7,698	0.58		WaMu Mortgage Pass-Through Certificates Series 2004-AR12 Trust, Floating Rate Note, 10/25/44	7,483
	9,364	2.41		WaMu Mortgage Pass-Through Certificates Series 2005-AR3 Trust, Floating Rate Note, 3/25/35	9,380
	26,471	2.40		WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35	26,688
	10,000	4.69		Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note, 10/17/45	10,513
	50,000			Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 2.819%, 8/17/50	50,888
	30,983	2.61		Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, Floating Rate Note, 6/25/35	30,917
					$2,411,859
				Total Banks	$2,492,240
				Diversified Financials - 0.9%
				Other Diversified Financial Services - 0.9%
	100,000	1.66		Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	$100,063
	88,436	2.50		JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	87,429
	24,006			Morgan Stanley Capital I Trust 2005-TOP19, 4.89%, 6/12/47	24,429
	100,000			Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	106,706
	29,268	0.25		Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	29,263
					$347,890
				Total Diversified Financials	$347,890
				Government - 1.2%
				Government - 1.2%
	3,561			Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34	$3,580
	100,000	4.30		Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)	102,602
	20,690			Federal National Mortgage Association REMICS, 4.5%, 6/25/29	22,491
	3,127			Federal National Mortgage Association REMICS, 5.0%, 9/25/39	3,292
	30,000	4.50		FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)	31,451
	25,000	5.05		FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	26,686
	25,000	3.60		FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	25,736
	22,000	3.95		FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	22,576
	50,000	4.44		FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)	52,281
	50,000	4.44		FREMF Mortgage Trust Class C, Floating Rate Note, 7/25/48 (144A)	51,638
	42,480			Government National Mortgage Association, 3.0%, 4/20/41	43,853
	100,000			Government National Mortgage Association, 4.5%, 9/20/39	108,184
					$494,370
				Total Government	$494,370
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $3,303,067)	$3,334,500

				CORPORATE BONDS - 32.8%
				Energy - 6.6%
				Oil & Gas Drilling - 1.0%
	140,000			Atwood Oceanics, Inc., 6.5%, 2/1/20	$143,500
	50,000			Offshore Group Investment, Ltd., 7.5%, 11/1/19	46,375
	100,000			Pride International, Inc., 6.875%, 8/15/20	117,897
	100,000			Rowan Companies, Inc., 4.75%, 1/15/24	100,525
					$408,297
				Integrated Oil & Gas - 0.7%
	100,000			Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21	$98,000
	75,000			Petrobras Global Finance BV, 3.0%, 1/15/19	73,051
MXN	95,000			Petroleos Mexicanos, 7.19%, 9/12/24 (144A)	7,147
	100,000			Rosneft Finance SA, 7.25%, 2/2/20 (144A)	103,875
					$282,073
				Oil & Gas Exploration & Production - 3.0%
	60,000			BreitBurn Energy Partners LP, 7.875%, 4/15/22	$60,750
	75,000			Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	78,000
	95,000			Denbury Resources, Inc., 4.625%, 7/15/23	87,875
	50,000			EP Energy LLC, 9.375%, 5/1/20	54,500
	200,000			Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)	186,500
	75,000			Gulfport Energy Corp., 7.75%, 11/1/20	78,188
	50,000			Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)	49,500
	175,000			Linn Energy LLC, 6.25%, 11/1/19	170,844
	75,000			Newfield Exploration Co., 5.625%, 7/1/24	80,250
	95,000			Northern Oil and Gas, Inc., 8.0%, 6/1/20	96,425
	30,000			Rosetta Resources, Inc., 5.625%, 5/1/21	29,250
	35,000			Samson Investment Co., 9.75%, 2/15/20	31,762
	25,000			SandRidge Energy, Inc., 8.125%, 10/15/22	24,969
	65,000			Stone Energy Corp., 7.5%, 11/15/22	66,970
	25,000			Swift Energy Co., 7.875%, 3/1/22	25,000
	50,000			Vanguard Natural Resources LLC, 7.875%, 4/1/20	51,750
	25,000			W&T Offshore, Inc., 8.5%, 6/15/19	25,875
					$1,198,408
				Oil & Gas Refining & Marketing - 0.1%
	45,000			Tesoro Corp., 5.375%, 10/1/22	$45,225
				Oil & Gas Storage & Transportation - 1.7%
	35,000			Buckeye Partners LP, 6.05%, 1/15/18	$39,104
	50,000			Crestwood Midstream Partners LP, 6.0%, 12/15/20	50,250
	73,000			DCP Midstream LLC, 9.75%, 3/15/19 (144A)	93,477
	75,000	5.85		DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	74,062
	40,000	3.24		Energy Transfer Partners LP, Floating Rate Note, 11/1/66	37,450
	56,000	8.38		Enterprise Products Operating LLC, Floating Rate Note, 8/1/66	61,600
	80,000			Gibson Energy, Inc., 6.75%, 7/15/21 (144A)	84,800
	83,000			Plains All American Pipeline LP, 6.125%, 1/15/17	91,575
	99,000			Questar Pipeline Co., 5.83%, 2/1/18	110,575
	35,000			Spectra Energy Capital LLC, 6.75%, 7/15/18	39,770
					$682,663
				Coal & Consumable Fuels - 0.1%
	50,000			Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)	$33,000
				Total Energy	$2,649,666
				Materials - 2.0%
				Commodity Chemicals - 0.3%
	100,000			Axiall Corp., 4.875%, 5/15/23	$96,000
				Specialty Chemicals - 0.1%
	50,000			Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)	$49,625
				Metal & Glass Containers - 0.2%
	50,000			AEP Industries, Inc., 8.25%, 4/15/19	$51,750
				Diversified Metals & Mining - 0.2%
	50,000			Freeport-McMoRan, Inc., 3.875%, 3/15/23	$49,316
	25,000			Mirabela Nickel, Ltd., 9.5%, 6/24/19	22,500
	20,000			Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)	19,800
					$91,616
				Gold - 0.2%
	50,000			AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20	$50,206
	25,000			IAMGOLD Corp., 6.75%, 10/1/20 (144A)	21,125
					$71,331
				Precious Metals & Minerals - 0.5%
	200,000			Fresnillo Plc, 5.5%, 11/13/23 (144A)	$207,940
				Steel - 0.4%
	75,000			Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)	$74,812
	25,000			Glencore Funding LLC, 4.125%, 5/30/23 (144A)	24,743
	100,000			Metinvest BV, 8.75%, 2/14/18 (144A)	68,000
					$167,555
				Paper Products - 0.1%
	55,000			Resolute Forest Products, Inc., 5.875%, 5/15/23	$50,841
				Total Materials	$786,658
				Capital Goods - 2.5%
				Building Products - 0.4%
	25,000			Masco Corp., 5.95%, 3/15/22	$27,312
	85,000			Masco Corp., 7.125%, 3/15/20	97,750
	50,000	5.75		Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	54,125
					$179,187
				Construction & Engineering - 0.3%
	100,000			Dycom Investments, Inc., 7.125%, 1/15/21	$105,500
				Construction & Farm Machinery & Heavy Trucks - 0.4%
	75,000			Cummins, Inc., 5.65%, 3/1/98	$84,851
	22,000			Cummins, Inc., 6.75%, 2/15/27	27,470
	35,000			Navistar International Corp., 8.25%, 11/1/21	35,875
					$148,196
				Industrial Machinery - 0.1%
	43,000			Mueller Water Products, Inc., 7.375%, 6/1/17	$43,699
				Trading Companies & Distributors - 1.3%
	125,000			Aircastle, Ltd., 6.25%, 12/1/19	$131,562
	100,000			Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	113,500
	200,000			Fly Leasing, Ltd., 6.375%, 10/15/21	198,000
	75,000			WESCO Distribution, Inc., 5.375%, 12/15/21	74,438
					$517,500
				Total Capital Goods	$994,082
				Commercial Services & Supplies - 0.3%
				Commercial Printing - 0.2%
	65,000			Cenveo Corp., 6.0%, 8/1/19 (144A)	$60,938
				Research & Consulting Services - 0.1%
	50,000			FTI Consulting, Inc., 6.0%, 11/15/22	$50,625
				Total Commercial Services & Supplies	$111,563
				Transportation - 0.3%
				Airlines - 0.3%
	97,164			Continental Airlines 2012-2 Class A Pass Through Trust, 4.0%, 10/29/24	$99,350
	25,379			Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	27,282
					$126,632
				Total Transportation	$126,632
				Automobiles & Components - 0.3%
				Auto Parts & Equipment - 0.3%
	70,000			Dana Holding Corp., 6.0%, 9/15/23	$72,275
	45,000			Stackpole International Intermediate, 7.75%, 10/15/21 (144A)	45,225
					$117,500
				Total Automobiles & Components	$117,500
				Consumer Durables & Apparel - 0.7%
				Home Furnishings - 0.1%
	25,000			Mohawk Industries, Inc., 3.85%, 2/1/23	$24,802
				Homebuilding - 0.6%
	100,000			Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	$103,750
	105,000			Desarrolladora Homex SAB de CV, 12/11/19 (144A) (c) (d)	15,750
	40,000			DR Horton, Inc., 5.75%, 8/15/23	41,500
	100,000			Lennar Corp., 4.5%, 6/15/19	99,125
					$260,125
				Total Consumer Durables & Apparel	$284,927
				Consumer Services - 0.9%
				Casinos & Gaming - 0.6%
EURO	108,000	8.25		GTECH S.p.A., Floating Rate Note, 3/31/66 (144A)	$146,223
	16,305			Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK)	163
	30,000			Wynn Las Vegas LLC, 4.25%, 5/30/23 (144A)	28,425
	65,000			Wynn Las Vegas LLC, 5.375%, 3/15/22	66,138
					$240,949
				Education Services - 0.3%
	25,000			Bowdoin College, 4.693%, 7/1/12	$23,771
	50,000			President and Fellows of Harvard College, 2.3%, 10/1/23	47,112
	25,000			Tufts University, 5.017%, 4/15/12	26,368
	25,000			William Marsh Rice University, 4.626%, 5/15/63	25,388
					$122,639
				Total Consumer Services	$363,588
				Media - 0.2%
				Broadcasting - 0.2%
	95,000			CCO Holdings LLC, 6.625%, 1/31/22	$99,750
				Total Media	$99,750
				Retailing - 0.6%
				Catalog Retail - 0.2%
	100,000			QVC, Inc., 4.45%, 2/15/25 (144A)	$98,707
				Internet Retail - 0.4%
	125,000			Expedia, Inc., 5.95%, 8/15/20	$140,750
				Total Retailing	$239,457
				Food & Staples Retailing - 0.3%
				Drug Retail - 0.3%
	36,312			CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$41,046
	78,285			CVS Pass-Through Trust, 6.036%, 12/10/28	90,537
					$131,583
				Total Food & Staples Retailing	$131,583
				Food, Beverage & Tobacco - 1.6%
				Soft Drinks - 0.1%
	34,000			Central American Bottling Corp., 6.75%, 2/9/22 (144A)	$36,720
				Agricultural Products - 0.4%
	150,000			Viterra, Inc., 5.95%, 8/1/20 (144A)	$168,140
				Packaged Foods & Meats - 0.9%
	50,000			Agrokor dd, 8.875%, 2/1/20 (144A)	$54,750
	100,000			JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)	104,250
	150,000			Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	158,250
	50,000			Post Holdings, Inc., 7.375%, 2/15/22	49,500
					$366,750
				Tobacco - 0.2%
	55,000			Alliance One International, Inc., 9.875%, 7/15/21	$53,625
	25,000			Lorillard Tobacco Co., 3.75%, 5/20/23	24,587
					$78,212
				Total Food, Beverage & Tobacco	$649,822
				Health Care Equipment & Services - 0.2%
				Health Care Facilities - 0.2%
	25,000			Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)	$24,375
	50,000			NYU Hospitals Center, 4.428%, 7/1/42	48,321
					$72,696
				Total Health Care Equipment & Services	$72,696
				Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
				Pharmaceuticals - 0.1%
	25,000			Endo Finance LLC, 5.75%, 1/15/22 (144A)	$24,688
				Total Pharmaceuticals, Biotechnology & Life Sciences	$24,688
				Banks - 4.2%
				Diversified Banks - 3.6%
	100,000	7.38		Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)	$110,320
	65,000	6.88		Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)	72,468
	150,000			Bank of America Corp., 6.11%, 1/29/37	171,697
	75,000	6.25		Bank of America Corp., Floating Rate Note, 9/29/49	74,508
	75,000			BBVA Banco Continental SA, 5.0%, 8/26/22 (144A)	78,375
	150,000			BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)	151,500
	82,000	5.95		Citigroup, Inc., Floating Rate Note (Perpetual)	81,974
IDR	120,000,000			Inter-American Development Bank, 7.25%, 7/17/17	9,751
	100,000			Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	115,142
NZD	100,000			JPMorgan Chase & Co., 4.25%, 11/2/18	76,338
	225,000	5.15		JPMorgan Chase & Co., Floating Rate Note (Perpetual)	214,312
	200,000			Nordea Bank AB, 4.25%, 9/21/22 (144A)	205,610
	60,000	4.50		Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)	57,600
					$1,419,595
				Regional Banks - 0.6%
	50,000			SunTrust Banks, Inc., 3.5%, 1/20/17	$52,442
	81,000	4.45		The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	81,000
	100,000	6.75		The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	110,500
					$243,942
				Total Banks	$1,663,537
				Diversified Financials - 2.9%
				Other Diversified Financial Services - 0.8%
	90,000			Alterra Finance LLC, 6.25%, 9/30/20	$103,847
	135,000			Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	151,874
	25,000			Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)	26,342
	50,000	5.65		Voya Financial, Inc., Floating Rate Note, 5/15/53	50,250
					$332,313
				Multi-Sector Holdings - 0.2%
	75,000			Fidelity National Financial, Inc., 5.5%, 9/1/22	$81,461
				Specialized Finance - 0.2%
	71,000			Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$77,495
				Consumer Finance - 0.3%
INR	5,700,000			International Finance Corp., 8.25%, 6/10/21	$99,742
				Asset Management & Custody Banks - 0.8%
	125,000			Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	$156,144
	100,000			KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	109,471
	35,000			Legg Mason, Inc., 5.625%, 1/15/44	38,090
	25,000	4.50		The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	23,188
					$326,893
				Investment Banking & Brokerage - 0.6%
	75,000			Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	$84,153
	85,000			Morgan Stanley, 4.1%, 5/22/23	84,765
	75,000			Raymond James Financial, Inc., 4.25%, 4/15/16	78,594
					$247,512
				Total Diversified Financials	$1,165,416
				Insurance - 2.7%
				Insurance Brokers - 0.4%
	75,000			Brown & Brown, Inc., 4.2%, 9/15/24	$75,401
	85,000			Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	102,211
					$177,612
				Life & Health Insurance - 0.8%
	110,000			Protective Life Corp., 7.375%, 10/15/19	$134,515
	50,000	5.62		Prudential Financial, Inc., Floating Rate Note, 6/15/43	52,110
	50,000	8.88		Prudential Financial, Inc., Floating Rate Note, 6/15/68	60,312
	50,000	5.88		Prudential Financial, Inc., Floating Rate Note, 9/15/42	53,000
					$299,937
				Multi-line Insurance - 0.3%
	85,000			AXA SA, 8.6%, 12/15/30	$114,325
				Property & Casualty Insurance - 0.5%
	55,000			Delphi Financial Group, Inc., 7.875%, 1/31/20	$65,839
	50,000			OneBeacon US Holdings, Inc., 4.6%, 11/9/22	51,160
	25,000			The Hanover Insurance Group, Inc., 7.5%, 3/1/20	29,512
	59,000			The Hanover Insurance Group, Inc., 7.625%, 10/15/25	71,743
					$218,254
				Reinsurance - 0.7%
	60,000			Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	$62,202
	61,000			Platinum Underwriters Finance, Inc., 7.5%, 6/1/17	68,846
	105,000	7.51		Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)	110,250
	30,000	5.88		Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	31,200
					$272,498
				Total Insurance	$1,082,626
				Real Estate - 1.4%
				Diversified REITs - 0.3%
	35,000			DCT Industrial Operating Partnership LP, 4.5%, 10/15/23	$35,694
	20,000			Digital Realty Trust LP, 5.875%, 2/1/20	22,222
	30,000			Hospitality Properties Trust, 5.0%, 8/15/22	31,578
	40,000			WP Carey, Inc., 4.6%, 4/1/24	41,348
					$130,842
				Office REITs - 1.1%
	75,000			Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$74,313
	20,000			Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	20,996
	20,000			BioMed Realty LP, 4.25%, 7/15/22	20,443
	35,000			Corporate Office Properties LP, 3.6%, 5/15/23	33,475
	95,000			DuPont Fabros Technology LP, 5.875%, 9/15/21	96,662
	50,000			Highwoods Realty LP, 3.625%, 1/15/23	49,249
	60,000			Piedmont Operating Partnership LP, 3.4%, 6/1/23	56,719
	65,000			Senior Housing Properties Trust, 6.75%, 4/15/20	73,962
					$425,819
				Specialized REITs - 0.0%†
	15,000			CubeSmart LP, 4.8%, 7/15/22	$16,068
				Total Real Estate	$572,729
				Software & Services - 0.1%
				Home Entertainment Software - 0.1%
	25,000			Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)	$26,000
				Total Software & Services	$26,000
				Technology Hardware & Equipment - 0.7%
				Communications Equipment - 0.1%
	50,000			Brocade Communications Systems, Inc., 4.625%, 1/15/23	$48,000
				Computer Storage & Peripherals - 0.3%
	100,000			Seagate HDD Cayman, 4.75%, 6/1/23	$100,750
				Electronic Equipment Manufacturers - 0.1%
	50,000			Viasystems, Inc., 7.875%, 5/1/19 (144A)	$52,375
				Electronic Manufacturing Services - 0.2%
	100,000			Flextronics International, Ltd., 5.0%, 2/15/23	$99,750
				Total Technology Hardware & Equipment	$300,875
				Telecommunication Services - 2.5%
				Integrated Telecommunication Services - 1.8%
	50,000			CenturyLink, Inc., 6.45%, 6/15/21	$53,500
	50,000			CenturyLink, Inc., 7.6%, 9/15/39	49,375
	81,000			Cincinnati Bell, Inc., 8.375%, 10/15/20	85,455
	125,000			Frontier Communications Corp., 8.5%, 4/15/20	138,750
	60,000			GTP Acquisition Partners I LLC, 7.628%, 6/15/41 (144A)	63,307
	75,000			Telefonica Emisiones SAU, 6.221%, 7/3/17	83,675
	25,000			Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)	25,003
	49,000			Verizon Communications, Inc., 5.012%, 8/21/54 (144A)	49,233
	51,000			Verizon Communications, Inc., 6.55%, 9/15/43	63,719
	80,000			Windstream Corp., 6.375%, 8/1/23	77,200
	25,000			Windstream Corp., 7.75%, 10/15/20	26,312
					$715,529
				Wireless Telecommunication Services - 0.7%
	40,000			T-Mobile USA, Inc., 6.125%, 1/15/22	$40,200
	200,000			VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)	203,750
	50,000			WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)	51,684
					$295,634
				Total Telecommunication Services	$1,011,163
				Utilities - 1.7%
				Electric Utilities - 1.2%
	100,000			Dubai Electricity & Water Authority, 8.5%, 4/22/15 (144A)	$104,123
	125,000			Electricite de France SA, 6.0%, 1/22/14 (144A)	141,776
	65,000			Iberdrola International BV, 6.75%, 7/15/36	79,746
	50,000	6.25		Southern California Edison Co., Floating Rate Note (Perpetual)	54,950
	83,000			West Penn Power Co., 5.95%, 12/15/17 (144A)	92,723
					$473,318
				Multi-Utilities - 0.2%
	92,543			Ormat Funding Corp., 8.25%, 12/30/20	$93,700
				Independent Power Producers & Energy Traders - 0.3%
	83,010			Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$94,611
	2,726			Juniper Generation LLC, 6.79%, 12/31/14 (144A)	2,701
					$97,312
				Total Utilities	$664,330
				TOTAL CORPORATE BONDS
				(Cost $12,569,784)	$13,139,288

				U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 28.7%
	45,016			Fannie Mae, 3.5%, 12/1/42	$46,197
	390,198			Fannie Mae, 3.5%, 2/1/44	399,369
	396,987			Fannie Mae, 3.5%, 5/1/44	406,670
	91,470			Fannie Mae, 3.5%, 7/1/43	93,620
	28,159			Fannie Mae, 4.0%, 1/1/42	29,715
	20,055			Fannie Mae, 4.0%, 11/1/41	21,163
	61,932			Fannie Mae, 4.0%, 11/1/43	65,475
	47,798			Fannie Mae, 4.0%, 11/1/43	50,561
	34,622			Fannie Mae, 4.0%, 12/1/41	36,535
	6,081			Fannie Mae, 4.0%, 12/1/42	6,429
	131,793			Fannie Mae, 4.0%, 7/1/42	139,437
	445,465			Fannie Mae, 4.0%, 8/1/42	470,348
	179,276			Fannie Mae, 4.5%, 11/1/40	193,917
	18,852			Fannie Mae, 4.5%, 11/1/43	20,538
	998,713			Fannie Mae, 4.5%, 11/1/43	1,081,659
	41,537			Fannie Mae, 4.5%, 12/1/41	44,917
	17,290			Fannie Mae, 4.5%, 12/1/43	18,819
	6,827			Fannie Mae, 4.5%, 3/1/35	7,379
	22,076			Fannie Mae, 4.5%, 7/1/41	23,994
	82,040			Fannie Mae, 5.0%, 1/1/39	90,486
	1,500,000			Fannie Mae, 5.0%, 10/14/14	1,655,013
	179,540			Fannie Mae, 5.0%, 4/1/39	198,023
	17,444			Fannie Mae, 5.0%, 6/1/40	19,289
	391			Fannie Mae, 6.0%, 3/1/32	447
	311			Fannie Mae, 6.5%, 10/1/31	352
	244			Fannie Mae, 6.5%, 2/1/32	277
	166			Fannie Mae, 6.5%, 7/1/31	188
	172			Fannie Mae, 7.0%, 9/1/29	195
	49,966			Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	51,062
	53,444			Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	56,449
	190,039			Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	200,348
	97,822			Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	103,129
	99,267			Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	104,651
	18,842			Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	20,735
	57,161			Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	63,154
	979			Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	1,082
	8,363			Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	9,247
	392			Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	416
	80,555			Federal National Mortgage Association, 4.0%, 12/1/19	85,308
	100,000			Government National Mortgage Association I, 4.0%, 10/23/14	106,070
	98,211			Government National Mortgage Association I, 4.0%, 8/15/43	105,161
	56,642			Government National Mortgage Association I, 4.5%, 1/15/40	62,159
	175,065			Government National Mortgage Association I, 4.5%, 3/15/40	190,116
	24,283			Government National Mortgage Association I, 4.5%, 4/15/35	26,516
	15,375			Government National Mortgage Association I, 4.5%, 5/15/34	16,781
	54,706			Government National Mortgage Association I, 4.5%, 7/15/41	59,468
	12,717			Government National Mortgage Association I, 4.5%, 9/15/33	13,889
	58,715			Government National Mortgage Association I, 4.5%, 9/15/40	64,143
	7,697			Government National Mortgage Association I, 5.0%, 4/15/35	8,608
	9,924			Government National Mortgage Association I, 5.5%, 1/15/34	11,337
	15,573			Government National Mortgage Association I, 5.5%, 11/15/35	17,378
	18,237			Government National Mortgage Association I, 5.5%, 4/15/34	20,493
	23,605			Government National Mortgage Association I, 5.5%, 6/15/35	26,303
	4,687			Government National Mortgage Association I, 5.5%, 7/15/34	5,257
	2,702			Government National Mortgage Association I, 6.0%, 10/15/33	3,124
	1,432			Government National Mortgage Association I, 6.0%, 2/15/33	1,661
	3,544			Government National Mortgage Association I, 6.0%, 3/15/33	4,094
	2,361			Government National Mortgage Association I, 6.0%, 3/15/33	2,734
	495			Government National Mortgage Association I, 6.0%, 5/15/17	512
	588			Government National Mortgage Association I, 6.0%, 6/15/17	611
	2,359			Government National Mortgage Association I, 6.0%, 6/15/33	2,662
	3,542			Government National Mortgage Association I, 6.0%, 6/15/33	4,096
	2,959			Government National Mortgage Association I, 6.0%, 7/15/33	3,433
	2,633			Government National Mortgage Association I, 6.0%, 7/15/33	3,049
	5,051			Government National Mortgage Association I, 6.0%, 8/15/19	5,357
	13,371			Government National Mortgage Association I, 6.0%, 8/15/34	15,275
	4,684			Government National Mortgage Association I, 6.0%, 9/15/33	5,315
	1,597			Government National Mortgage Association I, 6.0%, 9/15/33	1,847
	1,374			Government National Mortgage Association I, 6.5%, 1/15/30	1,557
	1,257			Government National Mortgage Association I, 6.5%, 11/15/32	1,470
	889			Government National Mortgage Association I, 6.5%, 2/15/32	1,031
	2,065			Government National Mortgage Association I, 6.5%, 3/15/29	2,358
	872			Government National Mortgage Association I, 6.5%, 3/15/32	989
	178			Government National Mortgage Association I, 7.0%, 3/15/31	201
	33,850			Government National Mortgage Association II, 4.5%, 9/20/41	36,837
	7,213			Government National Mortgage Association II, 5.5%, 3/20/34	8,192
	12,261			Government National Mortgage Association II, 6.0%, 11/20/33	14,124
	150,000			U.S. Treasury Bonds, 4.375%, 2/15/38	182,086
	500,000			U.S. Treasury Bonds, 4.5%, 5/15/38	618,203
	500,000			U.S. Treasury Bonds, 4.5%, 8/15/39	620,547
	25,000			U.S. Treasury Bonds, 6.25%, 8/15/23	32,719
	700,000	0.09		U.S. Treasury Note, Floating Rate Note, 0.085000575%, 7/31/16	700,390
	700,000	0.08		U.S. Treasury Note, Floating Rate Note, 4/30/16	700,359
	1,000,000			U.S. Treasury Notes, 2.0%, 2/15/22	982,188
	275,000			U.S. Treasury Notes, 2.5%, 5/15/24	275,172
	700,000	0.06		U.S. Treasury Notes, Floating Rate Note, 1/31/16	700,142
				TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
				(Cost $11,283,533)	$11,482,607

				FOREIGN GOVERNMENT BONDS - 5.7%
IDR	171,000,000			Indonesia Treasury Bond, 6.125%, 5/15/28	$11,265
IDR	155,000,000			Indonesia Treasury Bond, 7.0%, 5/15/22	11,830
IDR	150,000,000			Indonesia Treasury Bond, 7.0%, 5/15/27	10,648
IDR	419,000,000			Indonesia Treasury Bond, 8.25%, 6/15/32	32,667
IDR	550,000,000			Inter-American Development Bank, 4.5%, 2/4/16	43,183
BRL	100,000			International Finance Corp., 5.0%, 12/21/15	38,423
INR	5,670,000			International Finance Corp., 7.75%, 12/3/16	93,546
EURO	80,000			Ireland Government Bond, 5.0%, 10/18/20	126,239
	200,000			Kenya Government International Bond, 6.875%, 6/24/24 (144A)	210,500
MXN	550,000			Mexican Bonos, 6.5%, 6/9/22	42,419
MXN	520,000			Mexican Bonos, 7.5%, 6/3/27	42,359
MXN	2,589,875			Mexican Udibonos, 2.0%, 6/9/22	187,426
MXN	1,553,925			Mexican Udibonos, 3.5%, 12/14/17	125,214
NGN	8,075,000			Nigeria Government Bond, 16.0%, 6/29/19	56,276
NOK	750,000			Norway Government Bond, 2.0%, 5/24/23	115,400
NOK	1,200,000			Norway Government Bond, 4.25%, 5/19/17	199,726
NOK	1,250,000			Norway Government Bond, 4.5%, 5/22/19	218,404
NOK	1,700,000			Norway Government Bond, 5.0%, 5/15/15	270,498
PLN	125,000			Poland Government Bond, 5.5%, 4/25/15	38,501
	50,000			Poland Government International Bond, 4.0%, 1/22/24	51,375
	100,000			Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)	90,250
AUD	50,000			Queensland Treasury Corp., 5.75%, 7/22/24	50,024
RON	440,000			Romania Government Bond, 5.85%, 4/26/23	140,385
RON	190,000			Romania Government Bond, 5.95%, 6/11/21	60,810
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $2,396,699)	$2,267,368

				MUNICIPAL BONDS - 3.8%
				Municipal Development - 0.8%
	60,000	5.90		Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38	$64,727
	65,000			Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32	72,856
	70,000			Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37	73,730
	60,000			Port of Corpus Christi Authority of Nueces County, 6.7%, 11/1/30	60,097
	50,000			Selma Industrial Development Board, 6.25%, 11/1/33	56,478
					$327,888
				Municipal General - 1.8%
	10,000			Amherst College, 3.794%, 11/1/42	$9,324
	90,000			JobsOhio Beverage System, 3.985%, 1/1/29	89,853
	25,000			JobsOhio Beverage System, 4.532%, 1/1/35	25,740
	50,000			Maryland Health & Higher Educational Facilities Authority, 5.0%, 7/1/41	56,207
	30,000			Massachusetts Development Finance Agency, 5.0%, 10/15/40	34,650
	25,000			Massachusetts Development Finance Agency, 5.375%, 4/1/41	27,975
	25,000			Massachusetts Institute of Technology, 5.6%, 7/1/11	32,112
	100,000			New Jersey Economic Development Authority, 2/15/18 (d)	92,238
	75,000			New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41	83,233
	25,000			New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	28,751
	40,000			New York State Dormitory Authority, 5.0%, 12/15/30	46,763
	66,000			State of Wisconsin, 5.75%, 5/1/33	78,023
	25,000			Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30	27,060
	50,000			Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	53,720
	40,000			The George Washington University, 1.827%, 9/15/17	40,407
					$726,056
				Higher Municipal Education - 0.5%
	25,000			Baylor University, 4.313%, 3/1/42	$24,714
	45,000			California Educational Facilities Authority, 5.0%, 6/1/43	58,711
	50,000			Houston Higher Education Finance Corp., 5.0%, 5/15/40	57,008
	25,000			Permanent University Fund, 5.0%, 7/1/30	30,282
	50,000			University of California, 3.38%, 5/15/28	48,875
					$219,590
				Municipal Medical - 0.1%
	50,000			New Hampshire Health and Education Facilities Authority Act, 6.5%, 1/1/41	$56,497

				Municipal Pollution - 0.4%
	135,000			Port Freeport Texas, 5.95%, 5/15/33	$150,228

				Municipal School District - 0.1%
	20,000			North East Independent School District Texas, 5.25%, 2/1/31	$25,597

				Municipal Transportation - 0.0%†
	15,000			Port Authority of New York & New Jersey, 4.458%, 10/1/62	$14,961

				Municipal Obligation - 0.1%
	20,000			State of Washington, 3.0%, 7/1/28	$20,148

				TOTAL MUNICIPAL BONDS
				(Cost $1,413,179)	$1,540,965

				SENIOR FLOATING RATE LOAN INTERESTS - 8.6%**
				Energy - 0.4%
				Oil & Gas Exploration & Production - 0.3%
	30,000	8.38		Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20	$30,163
	100,000	5.00		Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18	97,388
					$127,551
				Coal & Consumable Fuels - 0.1%
	78,333	18.16		Bumi Resources Tbk PT, Term Loan, 8/15/13	$39,558
				Total Energy	$167,109
				Materials - 0.5%
				Specialty Chemicals - 0.2%
	70,623	4.00		Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20	$69,273
				Aluminum - 0.1%
	39,000	5.75		Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19	$38,090
				Paper Products - 0.2%
	98,750	5.75		Appvion, Inc., Term Commitment, 6/28/19	$98,503
				Total Materials	$205,866
				Capital Goods - 0.1%
				Trading Companies & Distributors - 0.1%
	24,964	3.75		WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$24,964
				Total Capital Goods	$24,964
				Commercial Services & Supplies - 0.5%
				Diversified Commercial & Prof Svc - 0.3%
	104,512	3.75		Seven Seas Cruises S de RL LLC, Term B2 Loan, 12/21/18	$103,990
				Security & Alarm Services - 0.1%
	34,129	4.25		Monitronics International, Inc., Term B Loan, 3/23/18	$33,809
				Research & Consulting Services - 0.1%
	49,438	5.00		Wyle, Tranche B Loan (First Lien), 5/22/21	$49,421
				Total Commercial Services & Supplies	$187,220
				Transportation - 0.1%
				Trucking - 0.1%
	19,402	3.75		Swift Transportation Co., LLC, Tranche B Term Loan (First Lien), 6/9/21	$19,371
				Total Transportation	$19,371
				Automobiles & Components - 0.8%
				Auto Parts & Equipment - 0.5%
	39,106	4.25		TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21	$38,568
	153,070	3.23		Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20	151,635
					$190,203
				Automobile Manufacturers - 0.3%
	145,125	3.50		Chrysler Group LLC, Term Loan B, 5/24/17	$144,241
				Total Automobiles & Components	$334,444
				Consumer Durables & Apparel - 0.1%
				Apparel, Accessories & Luxury Goods - 0.1%
	46,789	3.25		PVH Corp., Tranche B Term Loan, 12/19/19	$46,912
				Total Consumer Durables & Apparel	$46,912
				Consumer Services - 1.5%
				Casinos & Gaming - 0.4%
	127,725	3.50		MGM Resorts International, Term B Loan, 12/20/19	$125,729
	56,591	3.75		Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20	56,060
					$181,789
				Leisure Facilities - 0.2%
	66,512	3.50		Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18	$66,428
				Restaurants - 0.9%
	112,700	3.75		Burger King Corp., Tranche B Term Loan (2012), 9/28/19	$112,573
	115,000	0.00		Burger King Worldwide Inc., Bridge Loan, 8/26/15	115,000
	115,000	4.50		Burger King Worldwide, Inc., Term Loan B, 9/24/21	114,265
	23,997	3.25		Wendy's International, Inc., Term B Loan, 5/15/19	23,903
					$365,741
				Total Consumer Services	$613,958
				Media - 0.8%
				Cable & Satellite - 0.7%
	49,375	3.25		MCC Iowa LLC, Tranche H Term Loan, 1/29/21	$48,202
	73,321	3.50		Telesat Canada, U.S. Term B Loan, 3/28/19	72,327
	175,000	3.50		Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	170,609
					$291,138
				Movies & Entertainment - 0.0%†
	17,428	3.75		Rovi Solutions Corp., Term B Loan, 7/2/21	$17,004
				Publishing - 0.1%
	23,396	4.75		Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21	$23,294
				Total Media	$331,436
				Household & Personal Products - 0.2%
				Personal Products - 0.2%
	87,606	4.75		Federal-Mogul Corporation, Tranche C Term, 4/15/21	$86,980
				Total Household & Personal Products	$86,980
				Health Care Equipment & Services - 0.9%
				Health Care Services - 0.3%
	181,551	7.25		Virtual Radiologic Corp., Term Loan A, 12/22/16	$136,617
				Health Care Facilities - 0.5%
	31,091	3.48		CHS, 2017 Term E Loan, 1/25/17	$30,976
	82,867	4.25		CHS, 2021 Term D Loan, 1/27/21	82,727
	79,000	4.00		Surgical Care Affiliates LLC, Class C Incremental Term Loan, 6/29/18	77,862
					$191,565
				Managed Health Care - 0.1%
	15,075	9.75		MMM Holdings, Inc., Term Loan, 10/9/17	$15,169
	10,960	9.75		MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17	10,905
					$26,074
				Total Health Care Equipment & Services	$354,256
				Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
				Pharmaceuticals - 0.7%
	99,500	3.23		Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	$97,897
	97,770	4.00		Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19	96,120
	79,620	3.75		Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20	78,795
					$272,812
				Total Pharmaceuticals, Biotechnology & Life Sciences	$272,812
				Banks - 0.4%
				Thrifts & Mortgage Finance - 0.4%
	172,375	5.00		Ocwen Financial Corp., Initial Term Loan, 1/15/18	$169,768
				Total Banks	$169,768
				Diversified Financials - 0.5%
				Specialized Finance - 0.5%
	196,515	4.25		Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	$194,304
				Total Diversified Financials	$194,304
				Insurance - 0.9%
				Insurance Brokers - 0.4%
	147,386	4.25		USI Insurance Services LLC, Term B Loan, 12/30/19	$144,991
				Life & Health Insurance - 0.2%
	92,220	3.75		CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$91,556
				Property & Casualty Insurance - 0.3%
	102,077	5.75		Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$102,460
				Total Insurance	$339,007
				Telecommunication Services - 0.2%
				Integrated Telecommunication Services - 0.2%
	85,953	3.25		West Corp., B-10 Term Loan (First Lien), 6/30/18	$84,288
				Total Telecommunication Services	$84,288
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $3,518,685)	$3,432,695
	Shares
				RIGHTS / WARRANTS - 0.0%†
				Automobiles & Components - 0.0%†
				Auto Parts & Equipment - 0.0%†
	9			Lear Corp., 11/9/14	$1,561
				Total Automobiles & Components	$1,561
				TOTAL RIGHTS / WARRANTS
				(Cost $486)	$1,561

				TOTAL INVESTMENT IN SECURITIES - 97.0%
				(Cost $37,777,526) (a)	$38,838,884
				OTHER ASSETS & LIABILITIES - 3.0%	$1,197,447
				TOTAL NET ASSETS - 100.0%	$40,036,331

	*			Non-income producing security.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2014, the value of these securities amounted to $7,203,012 or 18.0% of total net assets.

	†			Amount rounds to less than 0.1%.

	REIT			Real Estate Investment Trust.

	(Cat Bond)			Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

	(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Perpetual)			Security with no stated maturity date.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)			At September 30, 2014, the net unrealized appreciation on investments based on
				cost for federal income tax purposes of $37,799,537 was as follows:

				Aggregate gross unrealized appreciation for all investments in which
				there is an excess of value over tax cost	$1,740,205

				Aggregate gross unrealized depreciation for all investments in which
				there is an excess of tax cost over value	(700,858)

				Net unrealized appreciation	$1,039,347

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)			Security is in default and is non-income producing.

	(d)			Security issued with a zero coupon. Income is earned through accretion of discount.

	(e)			Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

			AUD	Australian Dollar
			BRL	Brazilian Real
			EURO	Euro
			IDR	Indonesian Rupiah
			INR	Indian Rupee
			MXN	Mexican Peso
			NGN	Nigeria Naira
			NOK	Norwegian Krone
			NZD	New Zealand Dollar
			PLN	Polish Zloty
			RON	Romanian New Leu

CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

	Notional Principal ($)	Counterparty	Obligation Index	Coupon	Expiration Date		Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
	(297,000)	JPMorgan Securities LLC	Markit CDX North America High Yield Index	5.00%	6/20/19		$(22,739)	$4,945
	(194,040)	JPMorgan Securities LLC	Markit CDX North America High Yield Index	5.00%	6/20/19		(16,067)	4,441
							$(38,806)	$9,386

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION
	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)		Expiration Date	Premiums Received (Paid)	Net Unrealized Appreciation (Depreciation)
	100,000	JPMorgan Securities LLC	American Axle & Manufacturing Co.	5.00%	B	+	12/20/17	$(3,000)	$13,521
	50,000	JPMorgan Securities LLC	Goodyear Tire & Rubber, Inc.	5.00%	B	+	12/20/17	(1,625)	6,950
	900,000	JPMorgan Securities LLC	Markit CDX North America Investment Grade Index	1.00%	NA(3)		12/20/17	(871)	17,598
								$(5,496)	$38,070
(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor’s rating of the issuer.
(3)	Payment is based on a percentage of the index. Referenced indices are comprised of a number of individual issuers.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Portfolio's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds	$ -	$ 885,547	$ -	$ 885,547
	Preferred Stocks
	Banks
	Regional Banks	18,780	105,562	-	124,342
	Diversified Financials
	Consumer Finance	51,890	30,178	-	82,068
	Insurance
	Reinsurance	-	-	53,165	53,165
	All Other Preferred Stocks	725,806	-	-	725,806
	Convertible Preferred Stocks	-	-	-	-
	Diversified Financials
	Asset Management & Custody Banks	-	62,125	-	62,125
	All Other Preferred Stocks	251,433	-	-	251,433
	Common Stocks	-	-	-	-
	Materials
	Diversified Metals & Mining	10,095	-	-	10,095
	Capital Goods
	Construction & Engineering	-	222,408	-	222,408
	Asset Backed Securities	-	1,222,911	-	1,222,911
	Collateralized Mortgage Obligations	-	3,334,500	-	3,334,500
	Corporate Bonds	-	13,139,288	-	13,139,288
	U.S. Government And Agency Obligations	-	11,482,607	-	11,482,607
	Foreign Government Bonds	-	2,267,368	-	2,267,368
	Municipal Bonds	-	1,540,965	-	1,540,965
	Senior Floating Rate Loan Interests	-	3,432,695	-	3,432,695
	Rights/Warrants	1,561	-	-	1,561
	Total	$ 1,059,565	$ 37,726,154	$ 53,165	$ 38,838,884
	Other Financial Instruments
	Net unrealized appreciation on Credit Default Swaps	$ -	$ 47,456	$ -	$ 47,456
	Net unrealized depreciation on Futures Contracts	44,059	-	-	44,059
	Net unrealized depreciation on Forward Foreign Currency Contracts	-	114,645	-	114,645
	Total	$ 44,059	$ 162,101	$ -	$ 206,160

	Following is a reconciliation of assets using significant unobservable inputs (Level 3):
		Preferred
		Stocks
	Balance as of 12/31/13	$ 138,746
	Realized gain (loss)1	5,092
	Change in unrealized appreciation (depreciation)2	11,315
	Purchases	19,930
	Sales	(121,918)
	Transfers in and out of Level 3**	-
	Balance as of 9/30/14	$ 53,165

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the six months ended June 30, 2014, there were no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments still held as of 9/30/14	$ 11,315

		Pioneer Bond VCT Portfolio
		Schedule of Investments 9/30/14 (unaudited)

Principal Amount ($)	Floating Rate (b) (unaudited)		Value
		PREFERRED STOCKS - 1.8%
		Banks - 1.1%
		Diversified Banks - 0.9%
9,000	7.12	Citigroup, Inc., Floating Rate Note (Perpetual)	$240,570
1,800	6.50	US Bancorp, Floating Rate Note (Perpetual)	51,624
3,725	6.00	US Bancorp, Floating Rate Note (Perpetual)	100,538
			$392,732
		Regional Banks - 0.2%
1,000	6.25	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$105,562
430	6.62	Fifth Third Bancorp, Floating Rate Note (Perpetual)	11,374
			$116,936
		Total Banks	$509,668
		Diversified Financials - 0.1%
		Investment Banking & Brokerage - 0.1%
2,470	6.38	Morgan Stanley, Floating Rate Note (Perpetual)	$61,923
		Total Diversified Financials	$61,923
		Insurance - 0.6%
		Property & Casualty Insurance - 0.5%
4,800	7.38	Delphi Financial Group, Inc., Floating Rate Note, 5/15/37	$120,750
2,900	5.10	The Allstate Corp., Floating Rate Note, 1/15/53	71,021
			$191,771
		Reinsurance - 0.1%
50,000	N/A	Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)	$53,165
		Total Insurance	$244,936
		TOTAL PREFERRED STOCKS
		(Cost $779,763)	$816,527

		CONVERTIBLE PREFERRED STOCKS - 0.4%
		Banks - 0.4%
		Diversified Banks - 0.4%
155		Wells Fargo & Co., 7.5% (Perpetual)	$186,389
		Total Banks	$186,389
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $152,770)	$186,389

		ASSET BACKED SECURITIES - 4.0%
		Food & Staples Retailing - 0.1%
		Food Retail - 0.1%
48,875		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	$49,328
		Total Food & Staples Retailing	$49,328
		Banks - 2.3%
		Thrifts & Mortgage Finance - 2.3%
10,612	6.50	ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)	$10,613
105,000		Bayview Financial Mortgage Pass-Through Trust 2006-A, 6.087%, 2/28/41 (Step)	107,609
8,662		BCMSC Trust 1998-A, 6.65%, 4/15/28	8,718
41,937	0.65	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	41,249
25,520	0.64	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36	25,109
6,620	0.55	Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35	6,553
52,250		Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)	55,111
84,963	4.00	Citigtoup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/1/35 (144A)	88,411
121,971	5.07	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	124,013
62,866		Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)	63,376
1,275	1.23	First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34	1,274
10,029		First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	10,064
16,249	0.40	GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35	16,191
19,947	0.46	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	18,891
19,977	1.20	Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25	19,939
14,417		Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41	15,600
32,287	0.40	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	29,478
63,724	0.85	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	63,711
80,851	0.41	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	79,625
21,032	5.46	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	21,587
13,534	0.85	PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)	13,527
19,945	1.65	PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)	19,925
29,281	0.40	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	28,897
3,897		SNAAC Auto Receivables Trust, 3.11%, 6/15/17 (144A)	3,901
5,255	0.75	Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35	5,247
39,950	0.37	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)	38,833
8,614		Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)	8,948
17,681	1.09	Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34	17,184
79,293		Terwin Mortgage Trust Series TMTS 2005-16HE, 4.58695%, 9/25/36 (Step)	82,415
			$1,025,999
		Total Banks	$1,025,999
		Diversified Financials - 1.6%
		Other Diversified Financial Services - 0.5%
50,000		Capital Auto Receivables Asset Trust/ Ally, 1.74%, 10/22/18	$50,012
25,000		CNH Equipment Trust 2013-A, 0.69%, 6/15/18	25,023
140,474		Monty Parent Issuer 1 LLC, 3.47%, 11/20/28 (144A)	140,653
			$215,688
		Specialized Finance - 0.6%
115,950		Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)	$122,462
100,000	0.60	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17	100,137
49,403		JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)	51,692
			$274,291
		Consumer Finance - 0.5%
11,000		American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)	$11,139
8,045		American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)	8,057
25,000		AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19	24,988
25,000		First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)	25,006
40,000		Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17	40,744
25,000		Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	25,536
70,000	0.98	SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)	70,170
			$205,640
		Total Diversified Financials	$695,619
		TOTAL ASSET BACKED SECURITIES
		(Cost $1,734,207)	$1,770,946

		COLLATERALIZED MORTGAGE OBLIGATIONS - 11.0%
		Banks - 9.4%
		Thrifts & Mortgage Finance - 9.4%
73,567		Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33	$76,971
16,713		Alternative Loan Trust 2003-J1, 4.75%, 10/25/33	17,084
9,900		Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34	10,106
108,729	0.81	Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35	105,694
40,014		Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	41,484
84,610		Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33	88,088
17,736		Banc of America Alternative Loan Trust 2004-2, 5.5%, 3/25/19	18,137
24,986		Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34	25,840
42,256		Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/19	42,672
20,098		Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33	20,844
63,311	2.65	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	63,998
21,239		Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	21,602
2,462		Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19	2,495
59,544		Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34	60,554
3,670		Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20	3,694
585,329		Bayview Commercial Asset Trust, 7/25/37 (Step) (144A) (c) (d)	0
398,220		Bayview Commercial Asset Trust, 3.511018%, 9/25/37 (Step) (144A) (c)	21,942
40,645	0.85	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	39,725
66,863	0.75	Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34	64,245
19,939	2.33	Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33	20,006
43,497	0.85	Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34	42,111
34,425	2.64	CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33	34,643
26,686	0.32	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	26,535
28,293		Citigroup Mortgage Loan Trust, Inc., 5.5%, 8/25/34	30,477
47,454		Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34	52,306
25,000		COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45	25,666
25,000		COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	25,047
23,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45	22,661
100,000		COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44	104,747
50,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46	49,030
88,702	2.09	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/19/26 (144A)	89,010
69,118		Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	73,421
14,011	2.57	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33	13,969
76,880	5.23	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/17/40	79,256
32,705	5.01	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 2/15/38	32,766
12,664	2.52	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	12,727
78,185	0.42	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)	74,911
871	5.30	GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Trust, Floating Rate Note, 8/10/38	871
50,000		GS Mortgage Securities Corp. II, 3.377%, 5/10/45	51,227
25,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	24,764
50,000		GS Mortgage Securities Trust 2013-GCJ12, 3.135%, 6/12/46	49,460
28,397	0.88	Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34	27,648
12,271	0.95	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	11,744
73,761	0.90	Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	71,489
51,229	0.95	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34	51,026
24,453	0.35	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	22,694
50,000	3.17	Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)	49,573
14,918	2.03	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	15,043
32,413	2.49	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	32,581
52,117	2.49	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	53,687
39,449	2.49	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	40,387
22,636	2.28	JP Morgan Mortgage Trust 2004-A5, Floating Rate Note, 12/25/34	22,730
117,167		JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34	123,391
96,768	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	96,914
228,853	3.00	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	232,986
50,000		JP Morgan Mortgage Trust 2014-IVR3, 3.2367%, 8/25/44	50,328
69,104	2.75	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)	71,976
5,720		LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	5,873
7,643	1.10	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	7,592
51,627	2.02	MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33	51,583
28,078		MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19	28,743
139,561		MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	142,074
48,063	6.62	MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32	50,837
15,102	0.63	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2, Floating Rate Note, 6/15/30	14,783
96,971	1.35	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/27/29 (144A)	97,062
131,368	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	134,004
20,753		PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)	20,984
70,549		RALI Series 2003-QR24 Trust REMICS, 4.0%, 7/25/33	70,941
34,011		RALI Series 2003-QS15 Trust, 5.5%, 8/25/33	35,320
125,586		RALI Series 2004-QS13 Trust, 5.0%, 9/25/19	128,403
32,277		RALI Series 2004-QS5 Trust, 4.75%, 4/25/34	33,137
63,934	0.47	Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34	61,195
81,639	0.37	Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35	75,265
94,113	3.00	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	90,834
50,831	2.22	Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)	51,574
8,949	3.08	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34	8,841
110,575	0.83	Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35	108,306
26,075	0.89	Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33	24,970
18,559	2.15	Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43	18,560
17,235	1.77	Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44	16,745
40,000		TimberStar Trust 1, 5.7467%, 10/15/36 (144A)	42,700
64,119		Wachovia Bank Commercial Mortgage Trust Series 2004-C15, 4.803%, 10/15/41	64,056
107,629	2.41	WaMu Mortgage Pass-Through Certificates Series 2005-AR3 Trust, Floating Rate Note, 3/25/35	107,808
30,775	2.40	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35	31,027
20,080	2.62	Wells Fargo Mortgage Backed Securities 2004-K Trust, Floating Rate Note, 7/25/34	20,307
15,948		Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36	16,491
			$4,194,998
		Total Banks	$4,194,998
		Diversified Financials - 0.4%
		Other Diversified Financial Services - 0.4%
100,000	1.66	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	$100,063
50,000		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	53,353
29,268	0.25	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	29,263
			$182,679
		Total Diversified Financials	$182,679
		Government - 1.2%
		Government - 1.2%
81,328		Federal Home Loan Mortgage Corp. REMICS, 4.0%, 6/15/22	$86,172
3,561		Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34	3,580
25,000	4.30	Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)	25,650
20,690		Federal National Mortgage Association REMICS, 4.5%, 6/25/29	22,491
3,518		Federal National Mortgage Association REMICS, 5.0%, 9/25/39	3,704
50,000	4.94	FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)	53,185
50,000	5.05	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	53,373
35,000	3.89	FREMF Mortgage Trust 2012-K708, Floating Rate Note, 2/27/45 (144A)	35,306
25,000	3.60	FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	25,736
25,000	3.95	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	25,654
99,103		Government National Mortgage Association REMICS, 2.1%, 2/16/48	98,991
42,480		Government National Mortgage Association, 3.0%, 4/20/41	43,853
24,140		Government National Mortgage Association, 5.25%, 8/16/35	26,759
334,071	1.01	Government National Mortgage Association, Floating Rate Note, 2/16/53 (c)	25,076
			$529,530
		Total Government	$529,530
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $4,930,395)	$4,907,207

		CORPORATE BONDS - 28.4%
		Energy - 4.6%
		Oil & Gas Drilling - 1.0%
150,000		Diamond Offshore Drilling, Inc., 3.45%, 11/1/23	$143,351
75,000		Ensco Plc, 4.5%, 10/1/24	75,253
50,000		Pride International, Inc., 6.875%, 8/15/20	58,948
150,000		Rowan Companies, Inc., 4.75%, 1/15/24	150,787
			$428,339
		Oil & Gas Equipment & Services - 0.1%
50,000		Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	$53,706
		Integrated Oil & Gas - 0.4%
100,000		Rosneft Finance SA, 6.625%, 3/20/17 (144A)	$102,750
65,000		Rosneft Finance SA, 7.5%, 7/18/16 (144A)	67,681
			$170,431
		Oil & Gas Exploration & Production - 0.4%
50,000		Approach Resources, Inc., 7.0%, 6/15/21	$49,500
100,000		Newfield Exploration Co., 5.625%, 7/1/24	107,000
			$156,500
		Oil & Gas Refining & Marketing - 0.3%
150,000		Marathon Petroleum Corp., 3.625%, 9/15/24	$146,829
		Oil & Gas Storage & Transportation - 2.4%
90,000		Buckeye Partners LP, 6.05%, 1/15/18	$100,553
75,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	74,062
265,000		Questar Pipeline Co., 5.83%, 2/1/18	295,984
50,000		Regency Energy Partners LP, 8.375%, 6/1/19 (144A)	53,000
100,000		Sabine Pass LNG LP, 6.5%, 11/1/20	103,000
200,000		Spectra Energy Capital LLC, 6.2%, 4/15/18	226,038
50,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	56,815
70,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	78,648
69,000		The Williams Companies, Inc., 7.75%, 6/15/31	83,060
			$1,071,160
		Total Energy	$2,026,965
		Materials - 1.0%
		Diversified Chemicals - 0.1%
30,000		Eastman Chemical Co., 4.8%, 9/1/42	$29,752
		Construction Materials - 0.4%
166,000		CEMEX Espana SA, 9.875%, 4/30/19 (144A)	$184,260
		Diversified Metals & Mining - 0.1%
45,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23	$44,384
		Gold - 0.2%
60,000		AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20	$60,247
40,000		Goldcorp, Inc., 3.7%, 3/15/23	39,209
			$99,456
		Steel - 0.1%
25,000		Glencore Funding LLC, 4.125%, 5/30/23 (144A)	$24,743
		Paper Products - 0.1%
30,000		Clearwater Paper Corp., 4.5%, 2/1/23	$28,650
30,000		Resolute Forest Products, Inc., 5.875%, 5/15/23	27,731
			$56,381
		Total Materials	$438,976
		Capital Goods - 1.4%
		Aerospace & Defense - 0.1%
50,000		Bombardier, Inc., 4.75%, 4/15/19	$49,875
		Building Products - 0.5%
25,000		Masco Corp., 5.95%, 3/15/22	$27,312
110,000		Masco Corp., 7.125%, 3/15/20	126,500
50,000	5.75	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	54,125
			$207,937
		Construction & Farm Machinery & Heavy Trucks - 0.4%
70,000		Cummins, Inc., 5.65%, 3/1/98	$79,194
65,000		Cummins, Inc., 6.75%, 2/15/27	81,160
			$160,354
		Trading Companies & Distributors - 0.4%
170,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$192,950
		Total Capital Goods	$611,116
		Consumer Services - 0.4%
		Education Services - 0.3%
50,000		President and Fellows of Harvard College, 2.3%, 10/1/23	$47,112
100,000		Tufts University, 5.017%, 4/15/12	105,470
			$152,582
		Specialized Consumer Services - 0.1%
30,000		Sotheby's, 5.25%, 10/1/22 (144A)	$28,425
		Total Consumer Services	$181,007
		Media - 0.7%
		Broadcasting - 0.3%
150,000		CBS Corp., 3.7%, 8/15/24	$148,129
		Cable & Satellite - 0.4%
100,000		British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)	$112,659
50,000		Intelsat Jackson Holdings SA, 7.25%, 4/1/19	52,500
			$165,159
		Total Media	$313,288
		Retailing - 0.4%
		Catalog Retail - 0.2%
100,000		QVC, Inc., 4.45%, 2/15/25 (144A)	$98,707
		Specialty Stores - 0.2%
100,000		Tiffany & Co., 3.8%, 10/1/24 (144A)	$99,934
		Total Retailing	$198,641
		Food & Staples Retailing - 0.3%
		Drug Retail - 0.3%
42,439		CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	$46,258
81,702		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	92,353
			$138,611
		Total Food & Staples Retailing	$138,611
		Food, Beverage & Tobacco - 0.5%
		Packaged Foods & Meats - 0.4%
85,000		Kraft Foods Group, Inc., 3.5%, 6/6/22	$86,039
84,000		Mondelez International, Inc., 6.5%, 2/9/40	105,321
			$191,360
		Tobacco - 0.1%
25,000		Lorillard Tobacco Co., 3.75%, 5/20/23	$24,587
		Total Food, Beverage & Tobacco	$215,947
		Health Care Equipment & Services - 0.2%
		Health Care Services - 0.2%
75,000		Catholic Health Initiatives, 4.35%, 11/1/42	$73,199
		Total Health Care Equipment & Services	$73,199
		Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
		Life Sciences Tools & Services - 0.1%
23,000		Agilent Technologies, Inc., 6.5%, 11/1/17	$26,518
		Total Pharmaceuticals, Biotechnology & Life Sciences	$26,518
		Banks - 4.7%
		Diversified Banks - 2.8%
200,000		Bank of America Corp., 4.2%, 8/26/24	$198,271
100,000	6.25	Bank of America Corp., Floating Rate Note, 9/29/49	99,344
220,000		Barclays Bank Plc, 6.05%, 12/4/17 (144A)	244,544
150,000		BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)	151,500
95,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)	94,970
90,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22	94,804
150,000		HSBC Bank Plc, 7.65%, 5/1/25	190,756
100,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	115,142
60,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)	57,600
			$1,246,931
		Regional Banks - 1.9%
145,000		Mellon Funding Corp., 5.5%, 11/15/18	$163,884
125,000		Santander Holdings USA, Inc. Pennsylvania, 3.45%, 8/27/18	130,326
250,000	4.45	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	250,000
75,000	6.75	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	82,875
210,000		Wells Fargo Bank NA, 6.0%, 11/15/17	236,926
			$864,011
		Total Banks	$2,110,942
		Diversified Financials - 3.5%
		Other Diversified Financial Services - 1.8%
125,000		Alterra Finance LLC, 6.25%, 9/30/20	$144,233
125,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	140,624
140,000		General Electric Capital Corp., 5.3%, 2/11/21	157,786
100,000	7.12	General Electric Capital Corp., Floating Rate Note (Perpetual)	115,750
200,000	5.15	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	190,500
40,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49	42,020
			$790,913
		Specialized Finance - 0.2%
75,000		Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)	$76,125
		Asset Management & Custody Banks - 0.8%
150,000		Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	$187,372
100,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	109,471
30,000		Legg Mason, Inc., 5.625%, 1/15/44	32,649
25,000	4.50	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	23,188
			$352,680
		Investment Banking & Brokerage - 0.7%
190,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	$213,187
125,000		Morgan Stanley, 4.1%, 5/22/23	124,655
			$337,842
		Total Diversified Financials	$1,557,560
		Insurance - 3.3%
		Insurance Brokers - 0.2%
75,000		Brown & Brown, Inc., 4.2%, 9/15/24	$75,401
		Life & Health Insurance - 0.6%
145,000		Protective Life Corp., 7.375%, 10/15/19	$177,315
100,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	106,000
			$283,315
		Multi-line Insurance - 0.6%
90,000		AXA SA, 8.6%, 12/15/30	$121,050
125,000		Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)	148,033
			$269,083
		Property & Casualty Insurance - 1.2%
75,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	$89,780
145,000	6.50	The Allstate Corp., Floating Rate Note, 5/15/57	159,138
50,000		The Hanover Insurance Group, Inc., 7.5%, 3/1/20	59,025
185,000		The Hanover Insurance Group, Inc., 7.625%, 10/15/25	224,958
			$532,901
		Reinsurance - 0.7%
65,000		Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	$67,386
100,000		Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)	110,848
100,000	7.51	Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)	105,000
30,000	5.88	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	31,200
			$314,434
		Total Insurance	$1,475,134
		Real Estate - 1.0%
		Diversified REITs - 0.5%
35,000		DCT Industrial Operating Partnership LP, 4.5%, 10/15/23	$35,694
60,000		Digital Realty Trust LP, 4.5%, 7/15/15	61,194
45,000		Digital Realty Trust LP, 5.875%, 2/1/20	49,999
30,000		Hospitality Properties Trust, 5.0%, 8/15/22	31,578
35,000		WP Carey, Inc., 4.6%, 4/1/24	36,179
			$214,644
		Office REITs - 0.5%
50,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$49,542
45,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	47,240
25,000		BioMed Realty LP, 4.25%, 7/15/22	25,553
35,000		Corporate Office Properties LP, 3.6%, 5/15/23	33,475
60,000		Piedmont Operating Partnership LP, 3.4%, 6/1/23	56,719
			$212,529
		Specialized REITs - 0.0%†
20,000		CubeSmart LP, 4.8%, 7/15/22	$21,424
		Total Real Estate	$448,597
		Software & Services - 0.2%
		Data Processing & Outsourced Services - 0.2%
100,000		Cardtronics, Inc., 5.125%, 8/1/22 (144A)	$98,500
		Total Software & Services	$98,500
		Technology Hardware & Equipment - 0.2%
		Communications Equipment - 0.2%
70,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23	$67,200
		Total Technology Hardware & Equipment	$67,200
		Telecommunication Services - 1.6%
		Integrated Telecommunication Services - 1.0%
100,000		Frontier Communications Corp., 7.125%, 1/15/23	$102,000
100,000		GTP Acquisition Partners I LLC, 4.347%, 6/15/41 (144A)	102,132
24,506		GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)	25,203
100,000		Ooredoo International Finance, Ltd., 3.375%, 10/14/16 (144A)	103,500
49,000		Verizon Communications, Inc., 5.012%, 8/21/54 (144A)	49,233
51,000		Verizon Communications, Inc., 6.55%, 9/15/43	63,719
			$445,787
		Wireless Telecommunication Services - 0.6%
180,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$198,405
75,000		WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)	77,525
			$275,930
		Total Telecommunication Services	$721,717
		Utilities - 4.3%
		Electric Utilities - 2.1%
30,000		Commonwealth Edison Co., 6.15%, 9/15/17	$33,933
65,665		Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)	70,733
100,000		Electricite de France SA, 6.0%, 1/22/14 (144A)	113,421
5,848		FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)	5,740
200,000		Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	224,000
24,899		Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)	25,739
100,000		Public Service Co. of New Mexico, 7.95%, 5/15/18	119,291
75,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)	82,425
225,000		West Penn Power Co., 5.95%, 12/15/17 (144A)	251,357
			$926,639
		Gas Utilities - 0.6%
233,088		Nakilat, Inc., 6.267%, 12/31/33 (144A)	$261,058
		Multi-Utilities - 0.5%
215,000		New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	$241,517
		Independent Power Producers & Energy Traders - 1.1%
83,010		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$94,611
123,984		Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	129,068
100,000		NRG Energy, Inc., 8.25%, 9/1/20	107,125
137,719		Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)	156,763
			$487,567
		Total Utilities	$1,916,781
		TOTAL CORPORATE BONDS
		(Cost $11,733,250)	$12,620,699

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 42.8%
44,761		Fannie Mae, 3.0%, 12/1/42	$44,356
485,277		Fannie Mae, 3.0%, 8/1/42	479,678
157,987		Fannie Mae, 3.0%, 9/1/42	156,507
396,987		Fannie Mae, 3.5%, 5/1/44	406,670
91,470		Fannie Mae, 3.5%, 7/1/43	93,620
16,408		Fannie Mae, 4.0%, 11/1/41	17,315
33,748		Fannie Mae, 4.0%, 12/1/40	35,840
27,697		Fannie Mae, 4.0%, 12/1/41	29,228
674,452		Fannie Mae, 4.0%, 12/1/43	713,030
25,025		Fannie Mae, 4.0%, 7/1/44	26,408
1,039,419		Fannie Mae, 4.0%, 8/1/42	1,097,479
331,121		Fannie Mae, 4.0%, 8/1/44	349,424
18,852		Fannie Mae, 4.5%, 11/1/43	20,538
35,146		Fannie Mae, 4.5%, 12/1/41	38,006
17,290		Fannie Mae, 4.5%, 12/1/43	18,819
13,058		Fannie Mae, 4.5%, 4/1/41	14,126
458,296		Fannie Mae, 4.5%, 5/1/41	495,548
1,776,255		Fannie Mae, 4.5%, 6/1/44	1,921,238
193,169		Fannie Mae, 4.5%, 7/1/41	209,952
2,800,000		Fannie Mae, 5.0%, 10/14/14	3,089,361
179,540		Fannie Mae, 5.0%, 4/1/39	198,023
17,444		Fannie Mae, 5.0%, 6/1/40	19,289
22,656		Fannie Mae, 5.0%, 7/1/19	24,140
11,706		Fannie Mae, 5.0%, 7/1/40	12,934
16,456		Fannie Mae, 5.5%, 12/1/34	18,475
6,636		Fannie Mae, 5.5%, 2/1/33	7,227
25,305		Fannie Mae, 5.5%, 3/1/18	26,796
30,787		Fannie Mae, 5.5%, 9/1/33	34,524
54,234		Fannie Mae, 5.9%, 7/1/28	61,689
4,543		Fannie Mae, 6.0%, 1/1/29	5,194
6,296		Fannie Mae, 6.0%, 10/1/32	7,192
6,137		Fannie Mae, 6.0%, 11/1/32	6,950
31,593		Fannie Mae, 6.0%, 11/1/32	35,690
19,965		Fannie Mae, 6.0%, 4/1/33	22,754
34,676		Fannie Mae, 6.0%, 5/1/33	39,630
1		Fannie Mae, 6.0%, 6/1/15	1
11,687		Fannie Mae, 6.0%, 6/1/33	13,199
28,684		Fannie Mae, 6.0%, 7/1/34	32,674
4,413		Fannie Mae, 6.0%, 7/1/38	4,982
12,835		Fannie Mae, 6.0%, 9/1/29	14,672
11,191		Fannie Mae, 6.0%, 9/1/34	12,737
233		Fannie Mae, 6.5%, 1/1/15	233
5,445		Fannie Mae, 6.5%, 1/1/32	6,187
5,679		Fannie Mae, 6.5%, 10/1/31	6,429
3,895		Fannie Mae, 6.5%, 2/1/32	4,464
13,564		Fannie Mae, 6.5%, 3/1/32	15,354
2,998		Fannie Mae, 6.5%, 3/1/32	3,393
11,154		Fannie Mae, 6.5%, 4/1/29	12,626
3,502		Fannie Mae, 6.5%, 4/1/32	3,965
3,647		Fannie Mae, 6.5%, 7/1/21	4,129
36,982		Fannie Mae, 6.5%, 7/1/34	42,125
7,310		Fannie Mae, 6.5%, 8/1/32	8,416
6,452		Fannie Mae, 6.5%, 8/1/32	7,318
4,195		Fannie Mae, 7.0%, 1/1/32	4,755
964		Fannie Mae, 7.0%, 11/1/29	973
1,346		Fannie Mae, 7.0%, 7/1/31	1,511
3,336		Fannie Mae, 7.0%, 8/1/19	3,662
3,958		Fannie Mae, 7.0%, 9/1/18	4,226
12,384		Fannie Mae, 7.0%, 9/1/30	13,687
2,573		Fannie Mae, 7.5%, 2/1/31	3,051
9,099		Fannie Mae, 8.0%, 10/1/30	11,133
10,801		Fannie Mae, 8.0%, 2/1/29	12,165
32,487		Fannie Mae, 8.0%, 3/1/31	38,406
1,236		Fannie Mae, 8.0%, 4/1/30	1,453
1,882		Fannie Mae, 8.0%, 5/1/31	2,145
4,556		Fannie Mae, 8.0%, 7/1/30	5,341
50,558		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	53,401
147,964		Federal Home Loan Mortgage Corp., 3.5%, 7/1/29	155,656
611,194		Federal Home Loan Mortgage Corp., 3.5%, 8/1/29	642,968
369,425		Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	392,004
146,734		Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	154,693
99,267		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	104,651
24,961		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	26,347
37,569		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	39,656
25,336		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	26,743
15,545		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	17,106
12,254		Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	13,162
13,996		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	15,403
30,971		Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	34,703
8,011		Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	9,142
3,189		Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	3,635
15,702		Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	17,925
15,292		Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	17,467
4,011		Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	4,519
25,073		Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	28,635
7,598		Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	8,699
21,165		Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	23,936
4,545		Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	5,234
2,561		Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	2,895
3,316		Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	3,750
26,355		Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	30,498
9,035		Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	10,328
30,214		Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	34,008
3,013		Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	3,492
1,211		Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	1,243
592		Federal Home Loan Mortgage Corp., 7.0%, 4/1/30	601
5,366		Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	6,171
4,156		Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	4,542
10,757		Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	11,774
2,176		Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	2,514
150,000		Government National Mortgage Association I, 4.0%, 10/23/14	159,105
98,211		Government National Mortgage Association I, 4.0%, 8/15/43	105,161
57,713		Government National Mortgage Association I, 4.5%, 12/15/18	61,048
27,093		Government National Mortgage Association I, 4.5%, 4/15/20	28,748
26,317		Government National Mortgage Association I, 4.5%, 8/15/41	28,627
31,985		Government National Mortgage Association I, 5.0%, 7/15/17	33,733
27,610		Government National Mortgage Association I, 5.0%, 7/15/19	29,515
26,089		Government National Mortgage Association I, 5.0%, 9/15/33	28,985
30,730		Government National Mortgage Association I, 5.5%, 10/15/34	34,514
23,129		Government National Mortgage Association I, 5.5%, 3/15/33	25,905
27,171		Government National Mortgage Association I, 5.5%, 7/15/33	30,421
61,990		Government National Mortgage Association I, 5.5%, 8/15/33	69,431
71,755		Government National Mortgage Association I, 5.72%, 10/15/29	79,785
14,710		Government National Mortgage Association I, 6.0%, 1/15/33	17,058
14,037		Government National Mortgage Association I, 6.0%, 10/15/32	15,844
22,102		Government National Mortgage Association I, 6.0%, 10/15/32	25,083
6,105		Government National Mortgage Association I, 6.0%, 10/15/32	6,977
49,716		Government National Mortgage Association I, 6.0%, 11/15/32	57,360
35,627		Government National Mortgage Association I, 6.0%, 11/15/32	40,212
28,082		Government National Mortgage Association I, 6.0%, 12/15/33	32,521
30,844		Government National Mortgage Association I, 6.0%, 2/15/18	32,166
27,579		Government National Mortgage Association I, 6.0%, 2/15/29	31,985
26,248		Government National Mortgage Association I, 6.0%, 4/15/28	30,344
7,481		Government National Mortgage Association I, 6.0%, 5/15/17	7,739
13,378		Government National Mortgage Association I, 6.0%, 8/15/19	14,188
22,128		Government National Mortgage Association I, 6.0%, 8/15/34	25,574
43,134		Government National Mortgage Association I, 6.0%, 8/15/34	49,203
23,210		Government National Mortgage Association I, 6.0%, 9/15/32	26,923
7,391		Government National Mortgage Association I, 6.5%, 10/15/31	8,381
5,125		Government National Mortgage Association I, 6.5%, 12/15/31	5,818
3,981		Government National Mortgage Association I, 6.5%, 12/15/31	4,686
42,405		Government National Mortgage Association I, 6.5%, 12/15/32	49,690
7,085		Government National Mortgage Association I, 6.5%, 2/15/29	8,033
3,380		Government National Mortgage Association I, 6.5%, 3/15/26	3,833
9,791		Government National Mortgage Association I, 6.5%, 4/15/17	10,149
456		Government National Mortgage Association I, 6.5%, 4/15/17	457
3,465		Government National Mortgage Association I, 6.5%, 4/15/32	3,985
3,981		Government National Mortgage Association I, 6.5%, 4/15/32	4,513
25,610		Government National Mortgage Association I, 6.5%, 5/15/29	29,841
10,074		Government National Mortgage Association I, 6.5%, 5/15/29	11,677
5,918		Government National Mortgage Association I, 6.5%, 5/15/31	6,715
2,862		Government National Mortgage Association I, 6.5%, 6/15/17	2,871
8,355		Government National Mortgage Association I, 6.5%, 6/15/28	9,472
8,933		Government National Mortgage Association I, 6.5%, 6/15/28	10,381
3,377		Government National Mortgage Association I, 6.5%, 6/15/32	3,828
1,376		Government National Mortgage Association I, 6.5%, 6/15/32	1,560
7,166		Government National Mortgage Association I, 6.5%, 6/15/32	8,185
22,409		Government National Mortgage Association I, 6.5%, 7/15/31	25,500
5,866		Government National Mortgage Association I, 6.5%, 7/15/32	6,650
7,075		Government National Mortgage Association I, 6.5%, 9/15/31	8,021
2,865		Government National Mortgage Association I, 7.0%, 1/15/26	3,055
6,735		Government National Mortgage Association I, 7.0%, 1/15/29	7,984
10,129		Government National Mortgage Association I, 7.0%, 11/15/28	11,298
799		Government National Mortgage Association I, 7.0%, 12/15/30	821
20,189		Government National Mortgage Association I, 7.0%, 2/15/28	21,671
2,192		Government National Mortgage Association I, 7.0%, 2/15/31	2,263
10,441		Government National Mortgage Association I, 7.0%, 4/15/28	11,637
2,508		Government National Mortgage Association I, 7.0%, 4/15/28	2,576
6,077		Government National Mortgage Association I, 7.0%, 5/15/31	6,625
40,154		Government National Mortgage Association I, 7.0%, 5/15/32	45,610
12,871		Government National Mortgage Association I, 7.0%, 6/15/29	14,513
23,872		Government National Mortgage Association I, 7.0%, 7/15/26	25,628
851		Government National Mortgage Association I, 7.0%, 7/15/29	889
7,426		Government National Mortgage Association I, 7.0%, 7/15/29	8,754
4,442		Government National Mortgage Association I, 7.0%, 8/15/31	5,303
2,119		Government National Mortgage Association I, 7.0%, 9/15/27	2,216
1,939		Government National Mortgage Association I, 7.5%, 1/15/31	2,081
832		Government National Mortgage Association I, 7.5%, 10/15/22	902
4,090		Government National Mortgage Association I, 7.5%, 10/15/29	4,655
249		Government National Mortgage Association I, 7.5%, 6/15/23	253
524		Government National Mortgage Association I, 7.5%, 8/15/23	557
29,014		Government National Mortgage Association II, 4.5%, 9/20/41	31,575
19,967		Government National Mortgage Association II, 5.0%, 1/20/20	21,390
29,939		Government National Mortgage Association II, 5.0%, 11/20/19	31,844
111,997		Government National Mortgage Association II, 5.9%, 2/20/28	124,413
26,657		Government National Mortgage Association II, 6.0%, 11/20/33	30,708
6,146		Government National Mortgage Association II, 6.0%, 12/20/18	6,437
3,607		Government National Mortgage Association II, 6.0%, 6/20/16	3,686
17,589		Government National Mortgage Association II, 6.0%, 7/20/19	18,549
7,264		Government National Mortgage Association II, 6.5%, 12/20/28	8,475
5,111		Government National Mortgage Association II, 6.5%, 8/20/28	5,932
4,280		Government National Mortgage Association II, 6.5%, 9/20/31	4,982
2,293		Government National Mortgage Association II, 7.0%, 1/20/31	2,723
14,766		Government National Mortgage Association II, 7.0%, 2/20/29	17,491
7,695		Government National Mortgage Association II, 7.0%, 5/20/26	8,985
1,324		Government National Mortgage Association II, 7.5%, 8/20/27	1,598
524		Government National Mortgage Association II, 8.0%, 8/20/25	618
1,000,000		U.S. Treasury Bonds, 4.375%, 5/15/41	1,226,562
500,000		U.S. Treasury Bonds, 4.5%, 2/15/36	617,110
700,000	0.09	U.S. Treasury Note, Floating Rate Note, 0.085000575%, 7/31/16	700,390
700,000	0.06	U.S. Treasury Note, Floating Rate Note, 1/31/16	700,142
700,000	0.08	U.S. Treasury Note, Floating Rate Note, 4/30/16	700,359
400,000		U.S. Treasury Notes, 0.75%, 2/28/18	392,375
250,000		U.S. Treasury Notes, 1.75%, 9/30/19	249,668
650,000		U.S. Treasury Notes, 2.0%, 2/15/23	630,754
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $18,700,942)	$19,049,021

		MUNICIPAL BONDS - 3.1%
		Municipal Airport - 0.2%
75,000		Indianapolis Airport Authority, 5.1%, 1/15/17	$81,920

		Municipal Development - 0.4%
135,000		Selma Industrial Development Board, 5.8%, 5/1/34	$151,215

		Municipal General - 1.5%
10,000		Amherst College, 3.794%, 11/1/42	$9,324
90,000		JobsOhio Beverage System, 3.985%, 1/1/29	89,853
25,000		JobsOhio Beverage System, 4.532%, 1/1/35	25,740
70,000		Massachusetts Development Finance Agency, 5.0%, 10/15/40	80,851
50,000		Massachusetts Development Finance Agency, 5.25%, 4/1/37	56,806
25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	32,112
75,000		New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41	83,233
25,000		New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	28,751
105,000		President and Fellows of Harvard College, 6.3%, 10/1/37	112,789
25,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30	27,060
50,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	53,720
50,000		The George Washington University, 1.827%, 9/15/17	50,509
			$650,748
		Higher Municipal Education - 0.9%
25,000		Baylor University, 4.313%, 3/1/42	$24,714
45,000		California Educational Facilities Authority, 5.0%, 6/1/43	58,711
75,000		Houston Higher Education Finance Corp., 5.0%, 5/15/40	85,513
75,000		Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32	101,279
50,000		Permanent University Fund, 5.0%, 7/1/30	60,564
15,000		The University of Texas System, 5.0%, 8/15/43	16,955
50,000		University of California, 3.38%, 5/15/28	48,875
			$396,611
		Municipal Pollution - 0.1%
60,000		County of Sweetwater Wyoming, 5.6%, 12/1/35	$61,186

		Municipal Transportation - 0.0%†
10,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62	$9,974

		Municipal Obligation - 0.0%†
10,000		State of Washington, 3.0%, 7/1/28	$10,074

		TOTAL MUNICIPAL BONDS
		(Cost $1,247,510)	$1,361,728

		SENIOR FLOATING RATE LOAN INTERESTS - 4.4%**
		Energy - 0.2%
		Oil & Gas Refining & Marketing - 0.2%
104,714	3.75	Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18	$104,844
		Total Energy	$104,844
		Capital Goods - 0.0%†
		Trading Companies & Distributors - 0.0%†
13,730	3.75	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$13,730
		Total Capital Goods	$13,730
		Automobiles & Components - 0.8%
		Auto Parts & Equipment - 0.3%
137,122	3.75	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$135,965
		Tires & Rubber - 0.5%
205,000	4.75	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$205,352
		Total Automobiles & Components	$341,317
		Consumer Services - 0.5%
		Restaurants - 0.5%
112,700	3.75	Burger King Corp., Tranche B Term Loan (2012), 9/28/19	$112,573
115,000	4.50	Burger King Worldwide, Inc., Term Loan B, 9/24/21	114,265
			$226,838
		Total Consumer Services	$226,838
		Media - 0.8%
		Broadcasting - 0.3%
137,679	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	$135,256
		Movies & Entertainment - 0.4%
79,745	3.75	Cinedigm Digital Funding I LLC, Term Loan, 2/28/18	$79,845
83,160	3.50	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	82,310
			$162,155
		Publishing - 0.1%
46,792	4.75	Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21	$46,587
		Total Media	$343,998
		Household & Personal Products - 0.7%
		Personal Products - 0.7%
96,143	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21	$95,457
215,357	3.50	NBTY, Inc., Term B-2 Loan, 10/1/17	211,561
			$307,018
		Total Household & Personal Products	$307,018
		Health Care Equipment & Services - 0.8%
		Health Care Facilities - 0.3%
30,643	2.98	HCA, Inc., Tranche B-4 Term Loan, 5/1/18	$30,334
73,488	2.91	HCA, Inc., Tranche B-5 Term Loan, 3/31/17	73,090
			$103,424
		Health Care Technology - 0.5%
239,450	3.50	IMS Health, Inc., Term B Dollar Loan, 3/17/21	$234,860
		Total Health Care Equipment & Services	$338,284
		Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
		Life Sciences Tools & Services - 0.2%
61,900	4.50	Catalent Pharma Solutions, Dollar Term Loan, 5/20/21	$61,817
		Total Pharmaceuticals, Biotechnology & Life Sciences	$61,817
		Diversified Financials - 0.2%
		Investment Banking & Brokerage - 0.2%
97,515	3.25	LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3/29/19	$96,540
		Total Diversified Financials	$96,540
		Software & Services - 0.2%
		IT Consulting & Other Services - 0.1%
58,387	3.91	SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17	$58,228
		Data Processing & Outsourced Services - 0.1%
44,590	0.00	First Data Corp., 2018 New Dollar Term Loan, 3/24/18	$43,800
		Total Software & Services	$102,028
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $1,902,883)	$1,936,414
Shares
		RIGHTS / WARRANTS - 0.0%†
		Automobiles & Components - 0.0%†
		Auto Parts & Equipment - 0.0%†
37		Lear Corp., 11/9/14	$6,416
		Total Automobiles & Components	$6,416
		TOTAL RIGHTS / WARRANTS
		(Cost $1,998)	$6,416

		TOTAL INVESTMENT IN SECURITIES - 95.9%	$42,655,347
		(Cost $41,183,718) (a)
		OTHER ASSETS & LIABILITIES - 4.1%	$1,801,167
		TOTAL NET ASSETS - 100.0%	$44,456,514

†		Amount rounds to less than 0.1%.

(Cat Bond)		Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

(Perpetual)		Security with no stated maturity date.

(PIK)		Represents a pay-in-kind security.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

REIT		Real Estate Investment Trust.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2014, the value of these securities amounted to $7,334,299 or 16.5% of total net assets.

**
Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

(a)		At September 30, 2014, the net unrealized apprecaiation on investments based on
		cost for federal income tax purposes of $41,243,307 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$1,677,425

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(265,385)

		Net unrealized appreciation	$1,412,040

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Security represents the interest only portion payments on a pool of underlying mortgages or
		mortgage-backed securities.

(d)		Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Portfolio's investments:

			Level 1	Level 2	Level 3	Total
		Convertible Corporate Bonds	$ -	$ -	$ -	$ -
		Preferred Stocks
		Banks
		Regional Banks	11,374	105,562	-	116,936
		Insurance
		Property & Casualty Insurance	71,021	120,750	-	191,771
		Reinsurance	-	-	53,165	53,165
		All Other Preferred Stocks	454,655	-	-	454,655
		Convertible Preferred Stocks	186,389	-	-	186,389
		Asset Backed Securities	-	1,770,946	-	1,770,946
		Collateralized Mortgage Obligations	-	4,907,207	-	4,907,207
		Corporate Bonds	-	12,620,699	-	12,620,699
		U.S. Government and Agency Obligations	-	19,049,021	-	19,049,021
		Municipal Bonds	-	1,361,728	-	1,361,728
		Senior Floating Rate Loan Interests	-	1,936,414	-	1,936,414
		Warrant	6,416	-	-	6,416
		Total	$ 729,855	$ 41,872,327	$ 53,165	$ 42,655,347
		Other Financial Instruments
		Unrealized appreciation on futures contracts	$ 29,221	$ -	$ -	$ 29,221
		Total Other Financial Instruments	$ 29,221	$ -	$ -	$ 29,221

		The following is a reconciliation of assets valued using significant observable inputs (Level 3):
			Preferred Stocks
		Balance as of 12/31/13	$ 111,878
		Realized gain (loss)1	2,546
		Change in unrealized appreciation (depreciation)2	(3,643)
		Purchases	19,930
		Sales	(77,546)
		Transfers in to Level 3*	-
		Transfers out of Level 3*	-
		Balance as of 9/30/14	$ 53,165

	*	Transfers are calculated on the beginning of period values.

		During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3.

1		Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2		Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*		Transfers are calculated on the beginning of period values. During the six months ended June 30, 2014, there were no transfers between Levels 1, 2 and 3.

		Net change in unrealized appreciation (depreciation) of investments still held as of 9/30/14	$ (3,643)
	Pioneer Fund VCT Portfolio
	Schedule of Investments 9/30/14 (unaudited)

Shares		Value
	COMMON STOCKS - 99.6%
	Energy - 10.1%
	Oil & Gas Drilling - 0.5%
8,789	Ensco Plc	$363,074
4,706	Helmerich & Payne, Inc.	460,576
		$823,650
	Oil & Gas Equipment & Services - 2.8%
10,825	Cameron International Corp. *	$718,564
11,368	FMC Technologies, Inc. *	617,396
10,123	Halliburton Co.	653,035
10,679	National Oilwell Varco, Inc.	812,672
15,580	Schlumberger, Ltd.	1,584,330
10,087	Superior Energy Services, Inc.	331,560
		$4,717,557
	Integrated Oil & Gas - 0.4%
7,963	Occidental Petroleum Corp.	$765,642
	Oil & Gas Exploration & Production - 4.5%
14,148	Apache Corp.	$1,328,073
45,948	Cabot Oil & Gas Corp.	1,502,040
18,235	ConocoPhillips	1,395,342
9,064	EOG Resources, Inc.	897,517
40,064	Marathon Oil Corp.	1,506,006
27,582	Southwestern Energy Co. *	963,991
		$7,592,969
	Oil & Gas Refining & Marketing - 1.4%
13,468	Marathon Petroleum Corp.	$1,140,336
14,468	Phillips 66	1,176,393
		$2,316,729
	Oil & Gas Storage & Transportation - 0.5%
22,610	Kinder Morgan, Inc./DE	$866,867
	Total Energy	$17,083,414
	Materials - 3.6%
	Diversified Chemicals - 0.7%
24,389	The Dow Chemical Co.	$1,278,959
	Fertilizers & Agricultural Chemicals - 0.4%
6,304	Monsanto Co.	$709,263
	Industrial Gases - 0.6%
9,477	Airgas, Inc.	$1,048,630
	Specialty Chemicals - 1.9%
17,733	Ecolab, Inc.	$2,036,280
14,299	The Valspar Corp.	1,129,478
		$3,165,758
	Total Materials	$6,202,610
	Capital Goods - 7.9%
	Aerospace & Defense - 1.7%
26,924	United Technologies Corp.	$2,843,174
	Building Products - 0.5%
9,429	Allegion Plc	$449,198
8,240	Fortune Brands Home & Security, Inc.	338,746
		$787,944
	Electrical Components & Equipment - 0.8%
11,019	Eaton Corp. Plc	$698,274
5,545	Rockwell Automation, Inc.	609,285
		$1,307,559
	Industrial Conglomerates - 2.5%
15,891	3M Co.	$2,251,437
79,291	General Electric Co.	2,031,435
		$4,282,872
	Construction & Farm Machinery & Heavy Trucks - 1.0%
6,038	Cummins, Inc.	$796,895
15,139	PACCAR, Inc.	861,031
		$1,657,926
	Industrial Machinery - 1.4%
28,292	Ingersoll-Rand Plc	$1,594,537
8,378	SPX Corp.	786,946
		$2,381,483
	Trading Companies & Distributors - 0.0%
2,669	NOW, Inc.	$81,164
	Total Capital Goods	$13,342,122
	Transportation - 2.9%
	Airlines - 0.3%
16,388	American Airlines Group, Inc.	$581,446
	Railroads - 2.6%
3,295	Kansas City Southern	$399,354
17,156	Norfolk Southern Corp.	1,914,610
18,707	Union Pacific Corp.	2,028,213
		$4,342,177
	Total Transportation	$4,923,623
	Automobiles & Components - 1.4%
	Auto Parts & Equipment - 0.9%
16,064	BorgWarner, Inc.	$845,127
17,864	Johnson Controls, Inc.	786,016
		$1,631,143
	Automobile Manufacturers - 0.5%
55,227	Ford Motor Co.	$816,807
	Total Automobiles & Components	$2,447,950
	Consumer Durables & Apparel - 1.4%
	Household Appliances - 0.9%
32,613	Electrolux AB	$863,055
4,633	Whirlpool Corp.	674,796
		$1,537,851
	Apparel, Accessories & Luxury Goods - 0.5%
6,557	PVH Corp.	$794,381
	Total Consumer Durables & Apparel	$2,332,232
	Consumer Services - 0.1%
	Education Services - 0.1%
9,548	Houghton Mifflin Harcourt Co.	$185,613
	Total Consumer Services	$185,613
	Media - 7.0%
	Advertising - 0.1%
3,859	CBS Outdoor Americas, Inc.	$115,538
	Broadcasting - 1.4%
8,872	CBS Corp. (Class B)	$474,652
25,043	Scripps Networks Interactive, Inc.	1,955,608
		$2,430,260
	Movies & Entertainment - 2.3%
35,362	The Walt Disney Co.	$3,148,279
10,983	Time Warner, Inc.	826,031
		$3,974,310
	Publishing - 3.2%
10,104	Gannett Co, Inc.	$299,786
90,955	John Wiley & Sons, Inc. (Class A)	5,103,481
1,065	Time, Inc.	24,953
		$5,428,220
	Total Media	$11,948,328
	Retailing - 4.7%
	Department Stores - 1.5%
28,546	Macy's, Inc.	$1,660,806
14,007	Nordstrom, Inc.	957,659
		$2,618,465
	Apparel Retail - 2.2%
24,820	Ross Stores, Inc.	$1,875,896
31,656	The TJX Companies, Inc.	1,873,086
		$3,748,982
	Home Improvement Retail - 1.0%
10,629	Lowe's Companies, Inc.	$562,487
11,862	The Home Depot, Inc.	1,088,220
		$1,650,707
	Total Retailing	$8,018,154
	Food & Staples Retailing - 1.7%
	Drug Retail - 1.7%
35,430	CVS Health Corp.	$2,819,874
	Total Food & Staples Retailing	$2,819,874
	Food, Beverage & Tobacco - 6.8%
	Soft Drinks - 1.4%
33,673	Coca-Cola Enterprises, Inc.	$1,493,734
12,592	Dr. Pepper Snapple Group, Inc.	809,792
		$2,303,526
	Packaged Foods & Meats - 5.4%
10,154	Campbell Soup Co.	$433,880
22,357	General Mills, Inc.	1,127,911
12,912	Kraft Foods Group, Inc.	728,237
15,140	Mead Johnson Nutrition Co.	1,456,771
47,006	Mondelez International, Inc.	1,610,661
40,867	The Hershey Co.	3,899,938
		$9,257,398
	Total Food, Beverage & Tobacco	$11,560,924
	Household & Personal Products - 1.6%
	Household Products - 1.6%
7,414	The Clorox Co.	$712,041
23,154	The Procter & Gamble Co.	1,938,916
		$2,650,957
	Total Household & Personal Products	$2,650,957
	Health Care Equipment & Services - 7.4%
	Health Care Equipment - 4.4%
36,241	Abbott Laboratories	$1,507,263
15,627	Becton Dickinson and Co.	1,778,509
21,605	CR Bard, Inc.	3,083,250
61,916	Smith & Nephew Plc	1,043,805
		$7,412,827
	Health Care Distributors - 1.2%
10,037	McKesson Corp.	$1,953,903
	Health Care Services - 0.8%
10,925	DaVita HealthCare Partners, Inc. *	$799,054
8,390	Express Scripts Holding Co. *	592,586
		$1,391,640
	Managed Health Care - 1.0%
14,858	Aetna, Inc.	$1,203,498
4,052	Humana, Inc.	527,935
		$1,731,433
	Total Health Care Equipment & Services	$12,489,803
	Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
	Biotechnology - 2.0%
7,324	Alnylam Pharmaceuticals, Inc. *	$572,004
16,627	Celgene Corp. *	1,575,907
11,368	Gilead Sciences, Inc. *	1,210,124
		$3,358,035
	Pharmaceuticals - 6.1%
31,231	AbbVie, Inc.	$1,803,903
12,316	Eli Lilly & Co.	798,693
29,698	Johnson & Johnson	3,165,510
2,775	Mallinckrodt Plc *	250,166
32,720	Merck & Co., Inc.	1,939,642
2,592	Roche Holding AG	768,694
46,019	Zoetis, Inc.	1,700,402
		$10,427,010
	Life Sciences Tools & Services - 1.0%
13,814	Thermo Fisher Scientific, Inc.	$1,681,164
	Total Pharmaceuticals, Biotechnology & Life Sciences	$15,466,209
	Banks - 8.7%
	Diversified Banks - 5.4%
105,951	Bank of America Corp.	$1,806,465
8,158	Canadian Imperial Bank of Commerce	732,560
53,694	US Bancorp/MN	2,246,020
84,345	Wells Fargo & Co.	4,374,975
		$9,160,020
	Regional Banks - 3.3%
32,317	BB&T Corp.	$1,202,516
63,260	KeyCorp	843,256
32,076	Regions Financial Corp.	322,043
38,412	The PNC Financial Services Group, Inc.	3,287,299
		$5,655,114
	Total Banks	$14,815,134
	Diversified Financials - 4.2%
	Consumer Finance - 1.1%
13,724	American Express Co.	$1,201,399
11,226	Discover Financial Services, Inc.	722,842
		$1,924,241
	Asset Management & Custody Banks - 2.0%
22,845	Franklin Resources, Inc.	$1,247,565
23,582	Invesco, Ltd.	931,017
15,151	State Street Corp.	1,115,265
		$3,293,847
	Investment Banking & Brokerage - 1.1%
24,374	Morgan Stanley Co.	$842,609
35,899	The Charles Schwab Corp.	1,055,072
		$1,897,681
	Total Diversified Financials	$7,115,769
	Insurance - 2.5%
	Property & Casualty Insurance - 2.5%
30,605	The Chubb Corp.	$2,787,503
14,770	The Travelers Companies, Inc.	1,387,494
		$4,174,997
	Total Insurance	$4,174,997
	Software & Services - 8.9%
	Internet Software & Services - 2.6%
12,909	eBay, Inc. *	$731,037
22,626	Facebook, Inc. *	1,788,359
1,599	Google, Inc. (Class A) *	940,868
1,599	Google, Inc. (Class C) *	923,199
		$4,383,463
	IT Consulting & Other Services - 0.8%
6,794	International Business Machines Corp.	$1,289,705
	Data Processing & Outsourced Services - 2.4%
12,549	Automatic Data Processing, Inc.	$1,042,571
11,102	DST Systems, Inc.	931,680
20,311	Fiserv, Inc. *	1,312,801
4,060	Visa, Inc.	866,282
		$4,153,334
	Systems Software - 3.1%
94,670	Microsoft Corp.	$4,388,901
36,748	Symantec Corp.	863,945
		$5,252,846
	Total Software & Services	$15,079,348
	Technology Hardware & Equipment - 4.3%
	Communications Equipment - 4.3%
39,113	Apple, Inc.	$3,940,635
56,070	EMC Corp.	1,640,608
8,025	F5 Networks, Inc. *	952,888
17,447	NetApp, Inc.	749,523
		$7,283,654
	Total Technology Hardware & Equipment	$7,283,654
	Semiconductors & Semiconductor Equipment - 2.5%
	Semiconductor Equipment - 0.5%
8,795	ASML Holding NV (A.D.R.)	$869,122
	Semiconductors - 2.0%
28,846	Analog Devices, Inc.	$1,427,589
22,666	Intel Corp.	789,230
27,460	Xilinx, Inc.	1,162,931
		$3,379,750
	Total Semiconductors & Semiconductor Equipment	$4,248,872
	Telecommunication Services - 0.6%
	Integrated Telecommunication Services - 0.6%
20,504	Verizon Communications, Inc.	$1,024,995
	Total Telecommunication Services	$1,024,995
	Utilities - 2.2%
	Electric Utilities - 2.2%
25,437	American Electric Power Co., Inc.	$1,328,066
10,796	NextEra Energy, Inc.	1,013,528
33,702	The Southern Co.	1,471,092
		$3,812,686
	Total Utilities	$3,812,686
	TOTAL COMMON STOCKS
	(Cost $104,713,440)	$169,027,268

	TOTAL INVESTMENT IN SECURITIES - 99.6%
	(Cost $104,713,440) (a)	$169,027,268
	OTHER ASSETS & LIABILITIES - 0.4%	$667,668
	TOTAL NET ASSETS - 100.0%	$169,694,936

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

(a)	At September 30, 2014, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $105,323,335 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$64,335,420

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(631,488)

	Net unrealized appreciation	$63,703,933

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Funds's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$169,027,268	$-	$-	$169,027,268
Total	$169,027,268	$-	$-	$169,027,268

During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3.

	Pioneer Equity Income VCT Portfolio
	Schedule of Investments 9/30/14 (unaudited)

Shares		Value
	COMMON STOCKS - 98.3%
	Energy - 5.0%
	Oil & Gas Equipment & Services - 0.2%
29,435	Frank's International NV	$550,434
	Integrated Oil & Gas - 2.8%
46,957	Exxon Mobil Corp.	$4,416,306
23,225	Occidental Petroleum Corp.	2,233,084
		$6,649,390
	Oil & Gas Exploration & Production - 0.4%
25,275	Marathon Oil Corp.	$950,087
	Oil & Gas Refining & Marketing - 1.2%
34,925	Marathon Petroleum Corp.	$2,957,100
	Oil & Gas Storage & Transportation - 0.4%
25,550	Kinder Morgan, Inc./DE	$979,587
	Total Energy	$12,086,598
	Materials - 9.5%
	Diversified Chemicals - 1.8%
17,517	EI du Pont de Nemours & Co.	$1,257,020
56,791	The Dow Chemical Co.	2,978,120
		$4,235,140
	Specialty Chemicals - 4.9%
766	Givaudan SA	$1,226,114
30,619	Johnson Matthey Plc	1,448,799
115,277	The Valspar Corp.	9,105,723
		$11,780,636
	Paper Packaging - 1.4%
41,717	MeadWestvaco Corp.	$1,707,894
42,575	Sonoco Products Co.	1,672,772
		$3,380,666
	Diversified Metals & Mining - 1.4%
41,020	Compass Minerals International, Inc.	$3,457,166
	Total Materials	$22,853,608
	Capital Goods - 6.1%
	Aerospace & Defense - 1.0%
22,997	United Technologies Corp.	$2,428,483
	Construction & Engineering - 0.2%
11,457	InterContinental Hotels Group Plc (A.D.R.)	$442,928
	Electrical Components & Equipment - 0.6%
24,311	Eaton Corp. Plc	$1,540,588
	Industrial Conglomerates - 1.7%
154,504	General Electric Co.	$3,958,392
	Construction & Farm Machinery & Heavy Trucks - 0.4%
18,742	PACCAR, Inc.	$1,065,951
	Industrial Machinery - 1.2%
95,518	The Gorman-Rupp Co.	$2,869,361
	Trading Companies & Distributors - 1.0%
34,996	Rexel SA	$653,106
30,903	Wolseley Plc	1,624,040
		$2,277,146
	Total Capital Goods	$14,582,849
	Commercial Services & Supplies - 2.1%
	Office Services & Supplies - 0.7%
31,577	MSA Safety, Inc.	$1,559,904
	Diversified Support Services - 1.1%
48,255	G&K Services, Inc.	$2,672,362
	Human Resource & Employment Services - 0.3%
15,960	Randstad Holding NV	$743,064
	Total Commercial Services & Supplies	$4,975,330
	Transportation - 1.0%
	Railroads - 1.0%
35,247	Canadian National Railway Co.	$2,501,127
	Total Transportation	$2,501,127
	Automobiles & Components - 0.2%
	Automobile Manufacturers - 0.2%
29,257	Ford Motor Co.	$432,711
	Total Automobiles & Components	$432,711
	Consumer Durables & Apparel - 1.5%
	Household Appliances - 1.5%
63,989	Electrolux AB	$1,693,375
13,127	Whirlpool Corp.	1,911,948
		$3,605,323
	Total Consumer Durables & Apparel	$3,605,323
	Consumer Services - 2.7%
	Hotels, Resorts & Cruise Lines - 0.8%
49,217	InterContinental Hotels Group Plc	$1,897,984
	Leisure Facilities - 1.9%
96,125	Cedar Fair LP	$4,543,829
	Total Consumer Services	$6,441,813
	Media - 1.7%
	Advertising - 0.4%
30,563	CBS Outdoor Americas, Inc.	$915,056
	Movies & Entertainment - 0.5%
68,787	Regal Entertainment Group	$1,367,486
	Publishing - 0.8%
15,281	John Wiley & Sons, Inc. (Class A)	$857,417
24,017	Meredith Corp.	1,027,928
		$1,885,345
	Total Media	$4,167,887
	Retailing - 1.8%
	Department Stores - 1.5%
34,431	Macy's, Inc.	$2,003,196
25,356	Nordstrom, Inc.	1,733,590
		$3,736,786
	Apparel Retail - 0.3%
12,280	Foot Locker, Inc.	$683,382
	Total Retailing	$4,420,168
	Food & Staples Retailing - 0.3%
	Food Retail - 0.3%
162,368	J Sainsbury Plc	$661,944
	Total Food & Staples Retailing	$661,944
	Food, Beverage & Tobacco - 12.7%
	Soft Drinks - 2.0%
25,660	Coca-Cola Enterprises, Inc.	$1,138,278
56,996	Dr. Pepper Snapple Group, Inc.	3,665,413
		$4,803,691
	Packaged Foods & Meats - 10.7%
70,164	Campbell Soup Co.	$2,998,108
70,099	General Mills, Inc.	3,536,495
10,291	John B Sanfilippo & Son, Inc.	333,017
49,249	Kellogg Co.	3,033,738
72,233	Kraft Foods Group, Inc.	4,073,941
15,560	McCormick & Co., Inc.	1,040,964
123,376	Mondelez International, Inc.	4,227,479
77,923	Pinnacle Foods, Inc.	2,544,186
40,593	The Hershey Co.	3,873,790
		$25,661,718
	Total Food, Beverage & Tobacco	$30,465,409
	Household & Personal Products - 1.2%
	Household Products - 1.2%
29,737	The Clorox Co.	$2,855,941
	Total Household & Personal Products	$2,855,941
	Health Care Equipment & Services - 6.4%
	Health Care Equipment - 4.5%
48,003	Abbott Laboratories	$1,996,445
38,672	Becton Dickinson and Co.	4,401,260
25,775	Medtronic, Inc.	1,596,761
174,154	Smith & Nephew Plc	2,935,958
		$10,930,424
	Health Care Distributors - 1.9%
24,150	Cardinal Health, Inc.	$1,809,318
80,280	Owens & Minor, Inc.	2,628,367
		$4,437,685
	Total Health Care Equipment & Services	$15,368,109
	Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
	Pharmaceuticals - 7.2%
26,297	AstraZeneca Plc (A.D.R.)	$1,878,658
40,925	Eli Lilly & Co.	2,653,986
49,543	GlaxoSmithKline Plc (A.D.R.)	2,277,492
23,593	Johnson & Johnson	2,514,778
80,311	Merck & Co., Inc.	4,760,836
11,502	Novartis AG (A.D.R.)	1,082,683
23,775	Pfizer, Inc.	703,027
15,993	Roche Holding AG (A.D.R.)	591,581
23,586	Zoetis, Inc.	871,503
		$17,334,544
	Total Pharmaceuticals, Biotechnology & Life Sciences	$17,334,544
	Banks - 10.8%
	Diversified Banks - 7.0%
152,042	Bank of America Corp.	$2,592,316
43,048	Canadian Imperial Bank of Commerce	3,865,558
122,176	US Bancorp/MN	5,110,622
99,816	Wells Fargo & Co.	5,177,456
		$16,745,952
	Regional Banks - 2.3%
68,229	BB&T Corp.	$2,538,801
34,058	The PNC Financial Services Group, Inc.	2,914,684
		$5,453,485
	Thrifts & Mortgage Finance - 1.5%
159,342	New York Community Bancorp, Inc.	$2,528,758
84,356	People's United Financial, Inc.	1,220,631
		$3,749,389
	Total Banks	$25,948,826
	Diversified Financials - 2.2%
	Asset Management & Custody Banks - 1.9%
43,377	Federated Investors, Inc. (Class B)	$1,273,549
9,285	Northern Trust Corp.	631,659
36,540	State Street Corp.	2,689,709
		$4,594,917
	Investment Banking & Brokerage - 0.3%
22,153	Morgan Stanley Co.	$765,829
	Total Diversified Financials	$5,360,746
	Insurance - 4.0%
	Life & Health Insurance - 0.5%
14,552	Prudential Financial, Inc.	$1,279,703
	Property & Casualty Insurance - 3.5%
53,022	The Chubb Corp.	$4,829,244
37,411	The Travelers Companies, Inc.	3,514,389
		$8,343,633
	Total Insurance	$9,623,336
	Real Estate - 2.2%
	Hotel & Resort REITs - 0.8%
65,980	Chesapeake Lodging Trust	$1,923,317
	Office REITs - 0.3%
10,195	Alexandria Real Estate Equities, Inc.	$751,881
	Residential REITs - 0.6%
19,637	Camden Property Trust	$1,345,724
	Retail REITs - 0.5%
54,390	Kimco Realty Corp.	$1,191,685
	Total Real Estate	$5,212,607
	Software & Services - 1.1%
	Systems Software - 1.1%
59,752	Microsoft Corp.	$2,770,103
	Total Software & Services	$2,770,103
	Technology Hardware & Equipment - 1.0%
	Technology Hardware, Storage & Peripherals - 1.0%
41,565	EMC Corp.	$1,216,192
30,455	Hewlett-Packard Co.	1,080,239
		$2,296,431
	Total Technology Hardware & Equipment	$2,296,431
	Semiconductors & Semiconductor Equipment - 5.7%
	Semiconductor Equipment - 0.2%
11,790	Cabot Microelectronics Corp. *	$488,696
	Semiconductors - 5.5%
39,287	Analog Devices, Inc.	$1,944,314
107,702	Intel Corp.	3,750,184
47,161	Linear Technology Corp.	2,093,477
87,255	Microchip Technology, Inc.	4,121,054
78,492	NVIDIA Corp.	1,448,177
		$13,357,206
	Total Semiconductors & Semiconductor Equipment	$13,845,902
	Telecommunication Services - 1.6%
	Integrated Telecommunication Services - 1.6%
27,490	AT&T, Inc.	$968,748
373,620	Singapore Telecommunications, Ltd.	1,112,923
35,412	Verizon Communications, Inc.	1,770,246
		$3,851,917
	Total Telecommunication Services	$3,851,917
	Utilities - 10.4%
	Electric Utilities - 3.3%
45,214	American Electric Power Co., Inc.	$2,360,623
18,623	NextEra Energy, Inc.	1,748,327
31,570	Northeast Utilities	1,398,551
31,661	The Southern Co.	1,382,003
31,828	Westar Energy, Inc.	1,085,971
		$7,975,475
	Gas Utilities - 3.4%
59,617	AGL Resources, Inc.	$3,060,737
38,353	National Fuel Gas Co.	2,684,326
103,954	Questar Corp.	2,317,135
		$8,062,198
	Multi-Utilities - 2.9%
71,751	Alliant Energy Corp.	$3,975,723
77,349	Ameren Corp.	2,964,787
		$6,940,510
	Water Utilities - 0.8%
41,052	American Water Works Co., Inc.	$1,979,938
	Total Utilities	$24,958,121
	TOTAL COMMON STOCKS
	(Cost $183,843,203)	$236,621,350

	TOTAL INVESTMENT IN SECURITIES - 98.3%
	(Cost $183,843,203) (a)	$236,621,350
	OTHER ASSETS & LIABILITIES - 1.7%	$4,021,508
	TOTAL NET ASSETS - 100.0%	$240,642,858

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

REIT	Real Estate Investment Trust

(a)	At September 30, 2014, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $182,713,306 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$56,370,634

	Aggregate gross unrealized depreicaiotn for all investments in which
	there is an excess of tax cost over value	(2,462,590)

	Net unrealized appreciation	$53,908,044

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$236,621,350	$-	$-	$236,621,350
Total	$236,621,350	$-	$-	$236,621,350

During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3.

	Pioneer Select Mid Cap Growth VCT Portfolio
	Schedule of Investments 9/30/14 (unaudited)

Shares		Value
	COMMON STOCKS - 97.2%
	Energy - 6.6%
	Oil & Gas Equipment & Services - 0.5%
18,831	Basic Energy Services, Inc. *	$408,444
3,582	Dresser-Rand Group, Inc. *	294,655
		$703,099
	Oil & Gas Exploration & Production - 5.5%
51,875	Cabot Oil & Gas Corp.	$1,695,794
7,647	Cimarex Energy Co.	967,575
50,351	Gastar Exploration, Inc.	295,560
73,509	Goodrich Petroleum Corp. *	1,089,403
12,360	Gulfport Energy Corp. *	660,024
45,947	Memorial Resource Development Corp. *	1,245,623
33,530	Penn Virginia Corp. *	426,166
27,537	Rice Energy, Inc.	732,484
		$7,112,629
	Oil & Gas Storage & Transportation - 0.6%
8,877	SemGroup Corp.	$739,188
	Total Energy	$8,554,916
	Materials - 4.9%
	Commodity Chemicals - 1.4%
11,702	Methanex Corp.	$781,694
11,975	Westlake Chemical Corp.	1,036,915
		$1,818,609
	Specialty Chemicals - 1.0%
23,963	Flotek Industries, Inc. *	$624,715
7,038	WR Grace & Co. *	640,036
		$1,264,751
	Construction Materials - 1.4%
10,623	Eagle Materials, Inc.	$1,081,740
6,327	Martin Marietta Materials, Inc.	815,803
		$1,897,543
	Steel - 0.8%
16,318	APERAM *	$509,407
12,437	United States Steel Corp.	487,157
		$996,564
	Paper Products - 0.3%
13,103	KapStone Paper and Packaging Corp.	$366,491
	Total Materials	$6,343,958
	Capital Goods - 6.3%
	Aerospace & Defense - 0.8%
12,488	B/E Aerospace, Inc. *	$1,048,243
	Construction & Engineering - 0.2%
8,176	Quanta Services, Inc. *	$296,707
	Electrical Components & Equipment - 0.2%
1,945	Acuity Brands, Inc.	$228,946
	Heavy Electrical Equipment - 0.3%
5,774	Power Solutions International, Inc. *	$398,406
	Industrial Conglomerates - 0.6%
5,431	Roper Industries, Inc.	$794,501
	Construction & Farm Machinery & Heavy Trucks - 0.8%
18,822	The Manitowoc Co., Inc.	$441,376
7,381	Wabtec Corp./DE	598,156
		$1,039,532
	Industrial Machinery - 1.3%
7,341	Chart Industries, Inc. *	$448,755
10,790	ITT Corp.	484,903
10,481	Pentair Plc	686,401
		$1,620,059
	Trading Companies & Distributors - 2.1%
22,022	Finning International, Inc.	$621,027
30,053	HD Supply Holdings, Inc. *	819,245
11,568	United Rentals, Inc. *	1,285,205
		$2,725,477
	Total Capital Goods	$8,151,871
	Commercial Services & Supplies - 2.0%
	Diversified Support Services - 0.7%
5,978	Cintas Corp.	$421,987
14,954	Mobile Mini, Inc. *	522,941
		$944,928
	Human Resource & Employment Services - 1.3%
10,714	Towers Watson & Co.	$1,066,043
13,982	WageWorks, Inc. *	636,600
		$1,702,643
	Total Commercial Services & Supplies	$2,647,571
	Transportation - 7.2%
	Airlines - 3.0%
54,739	American Airlines Group, Inc.	$1,942,140
11,417	Southwest Airlines Co.	385,552
5,568	Spirit Airlines, Inc. *	384,972
25,573	United Continental Holdings, Inc. *	1,196,561
		$3,909,225
	Marine - 1.2%
11,512	Kirby Corp. *	$1,356,689
24,103	Star Bulk Carriers Corp.	265,615
		$1,622,304
	Railroads - 0.8%
8,322	Kansas City Southern	$1,008,626
	Trucking - 1.7%
22,058	Hertz Global Holdings, Inc. *	$560,053
8,148	Old Dominion Freight Line, Inc. *	575,575
11,545	Ryder System, Inc.	1,038,704
		$2,174,332
	Airport Services - 0.5%
9,930	Macquarie Infrastructure Co LLC	$662,331
	Total Transportation	$9,376,818
	Automobiles & Components - 2.3%
	Auto Parts & Equipment - 1.8%
4,842	BorgWarner, Inc.	$254,738
24,570	Lear Corp.	2,123,094
		$2,377,832
	Automobile Manufacturers - 0.5%
2,767	Tesla Motors, Inc. *	$671,496
	Total Automobiles & Components	$3,049,328
	Consumer Durables & Apparel - 3.9%
	Home Furnishings - 0.4%
3,441	Mohawk Industries, Inc. *	$463,916
	Household Appliances - 0.5%
4,219	Whirlpool Corp.	$614,497
	Leisure Products - 0.2%
18,144	Performance Sports Group, Ltd.	$291,574
	Apparel, Accessories & Luxury Goods - 2.8%
9,908	G-III Apparel Group, Ltd. *	$820,977
16,500	Hanesbrands, Inc.	1,772,760
5,822	Michael Kors Holdings, Ltd. *	415,633
5,232	PVH Corp.	633,857
		$3,643,227
	Total Consumer Durables & Apparel	$5,013,214
	Consumer Services - 2.9%
	Hotels, Resorts & Cruise Lines - 0.9%
33,068	Norwegian Cruise Line Holdings, Ltd. *	$1,191,109
	Restaurants - 1.3%
1,043	Chipotle Mexican Grill, Inc. *	$695,253
9,878	Dunkin' Brands Group, Inc. *	442,732
10,261	Fiesta Restaurant Group, Inc. *	509,766
		$1,647,751
	Specialized Consumer Services - 0.7%
31,360	H&R Block, Inc.	$972,474
	Total Consumer Services	$3,811,334
	Media - 0.8%
	Cable & Satellite - 0.8%
10,697	Liberty Global Plc (Class A) *	$455,050
13,396	Liberty Global Plc (Class C) *	549,437
		$1,004,487
	Total Media	$1,004,487
	Retailing - 9.9%
	Distributors - 1.0%
49,105	LKQ Corp. *	$1,305,702
	Internet Retail - 3.0%
5,318	Expedia, Inc.	$465,963
35,544	HomeAway, Inc. *	1,261,812
2,325	Netflix, Inc. *	1,048,994
973	The Priceline Group, Inc. *	1,127,298
		$3,904,067
	General Merchandise Stores - 1.1%
25,986	Dollar Tree, Inc. *	$1,457,035
	Apparel Retail - 1.7%
23,776	DSW, Inc.	$715,895
7,982	Ross Stores, Inc.	603,280
13,901	The TJX Companies, Inc.	822,522
		$2,141,697
	Home Improvement Retail - 0.7%
16,806	Lowe's Companies, Inc.	$889,374
	Specialty Stores - 0.7%
15,219	Tractor Supply Co. *	$936,121
	Automotive Retail - 1.7%
11,998	Advance Auto Parts, Inc.	$1,563,339
8,801	Lithia Motors, Inc.	666,148
		$2,229,487
	Total Retailing	$12,863,483
	Food & Staples Retailing - 1.3%
	Drug Retail - 0.3%
5,133	CVS Health Corp.	$408,535
	Food Retail - 1.0%
24,413	The Kroger Co.	$1,269,476
	Total Food & Staples Retailing	$1,678,011
	Food, Beverage & Tobacco - 5.0%
	Brewers - 0.6%
9,763	Molson Coors Brewing Co. (Class B)	$726,758
	Distillers & Vintners - 0.8%
12,502	Constellation Brands, Inc. *	$1,089,674
	Soft Drinks - 0.9%
12,782	Monster Beverage Corp. *	$1,171,726
	Packaged Foods & Meats - 1.9%
18,875	Keurig Green Mountain, Inc.	$2,456,206
	Tobacco - 0.8%
17,753	Lorillard, Inc.	$1,063,582
	Total Food, Beverage & Tobacco	$6,507,946
	Health Care Equipment & Services - 7.6%
	Health Care Equipment - 1.9%
13,638	Edwards Lifesciences Corp. *	$1,393,122
29,564	Insulet Corp. *	1,089,433
		$2,482,555
	Health Care Supplies - 1.7%
27,006	Align Technology, Inc. *	$1,395,670
74,025	Endologix, Inc. *	784,665
		$2,180,335
	Health Care Distributors - 1.0%
17,236	Cardinal Health, Inc.	$1,291,321
	Health Care Services - 2.0%
33,421	Catamaran Corp. *	$1,408,695
19,351	Omnicare, Inc.	1,204,793
		$2,613,488
	Health Care Facilities - 0.5%
19,262	Brookdale Senior Living, Inc. *	$620,622
	Managed Health Care - 0.5%
10,719	WellCare Health Plans, Inc. *	$646,784
	Total Health Care Equipment & Services	$9,835,105
	Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
	Biotechnology - 2.6%
29,333	Alkermes Plc *	$1,257,506
10,125	Cubist Pharmaceuticals, Inc. *	671,692
50,960	Neurocrine Biosciences, Inc. *	798,543
27,487	NPS Pharmaceuticals, Inc. *	714,662
		$3,442,403
	Pharmaceuticals - 4.0%
3,939	Actavis plc *	$950,402
21,397	Akorn, Inc. *	776,069
12,117	Jazz Pharmaceuticals Plc *	1,945,506
9,705	Salix Pharmaceuticals, Ltd. *	1,516,309
		$5,188,286
	Life Sciences Tools & Services - 1.6%
38,994	Bruker Corp. *	$721,974
22,033	Charles River Laboratories International, Inc. *	1,316,251
		$2,038,225
	Total Pharmaceuticals, Biotechnology & Life Sciences	$10,668,914
	Banks - 2.0%
	Regional Banks - 2.0%
31,527	BankUnited, Inc. *	$961,258
8,564	Signature Bank *	959,682
22,724	Zions Bancorporation	660,359
		$2,581,299
	Total Banks	$2,581,299
	Diversified Financials - 4.3%
	Specialized Finance - 1.4%
43,349	The NASDAQ OMX Group, Inc.	$1,838,865
	Consumer Finance - 1.0%
20,348	Discover Financial Services, Inc.	$1,310,208
	Asset Management & Custody Banks - 1.4%
5,566	Affiliated Managers Group, Inc. *	$1,115,204
22,954	The Blackstone Group LP	722,592
		$1,837,796
	Investment Banking & Brokerage - 0.5%
19,415	Morgan Stanley Co.	$671,177
	Total Diversified Financials	$5,658,046
	Real Estate - 0.6%
	Specialized REIT - 0.6%
25,424	Weyerhaeuser Co.	$810,009
	Total Real Estate	$810,009
	Software & Services - 11.7%
	Internet Software & Services - 5.3%
31,345	Akamai Technologies, Inc. *	$1,874,431
10,669	comScore, Inc. *	388,458
5,646	CoStar Group, Inc. *	878,179
10,006	Facebook, Inc. *	790,874
1,058	Google, Inc. (Class A) *	622,538
1,055	Google, Inc. (Class C)	609,115
3,305	LinkedIn Corp. *	686,746
20,155	Twitter, Inc. *	1,039,595
		$6,889,936
	IT Consulting & Other Services - 0.4%
7,596	Gartner, Inc. *	$558,078
	Data Processing & Outsourced Services - 1.7%
2,276	Alliance Data Systems Corp. *	$565,063
8,638	MasterCard, Inc.	638,521
8,896	WEX, Inc. *	981,407
		$2,184,991
	Application Software - 2.7%
7,966	ANSYS, Inc. *	$602,787
6,273	Autodesk, Inc. *	345,642
51,595	Cadence Design Systems, Inc. *	887,950
23,551	Qlik Technologies, Inc. *	636,819
10,046	salesforce.com inc *	577,946
10,551	SS&C Technologies Holdings, Inc. *	463,083
		$3,514,227
	Systems Software - 1.6%
44,445	FireEye, Inc. *	$1,358,239
8,268	VMware, Inc. *	775,869
		$2,134,108
	Total Software & Services	$15,281,340
	Technology Hardware & Equipment - 3.4%
	Communications Equipment - 2.2%
17,942	F5 Networks, Inc. *	$2,130,433
3,973	Palo Alto Networks, Inc. *	389,751
8,066	Ubiquiti Networks, Inc.	302,717
		$2,822,901
	Technology Hardware, Storage & Peripherals - 1.2%
15,252	Nimble Storage, Inc.	$396,094
5,411	SanDisk Corp.	530,007
7,398	Western Digital Corp.	719,973
		$1,646,074
	Total Technology Hardware & Equipment	$4,468,975
	Semiconductors & Semiconductor Equipment - 5.0%
	Semiconductor Equipment - 0.3%
37,590	Xcerra Corp.	$368,006
	Semiconductors - 4.7%
106,971	Atmel Corp. *	$864,326
17,110	Avago Technologies, Ltd.	1,488,570
32,866	Integrated Device Technology, Inc. *	524,213
10,041	NXP Semiconductor NV *	687,106
34,824	Skyworks Solutions, Inc. *	2,021,533
8,119	Synaptics, Inc. *	594,311
		$6,180,059
	Total Semiconductors & Semiconductor Equipment	$6,548,065
	Telecommunication Services - 1.1%
	Wireless Telecommunication Services - 1.1%
13,361	SBA Communications Corp. *	$1,481,735
	Total Telecommunication Services	$1,481,735
	Utilities - 0.2%
	Electric Utilities - 0.1%
3,581	ITC Holdings Corp.	$127,591
	Gas Utilities - 0.0% †
931	National Fuel Gas Co.	$65,161
	Independent Power Producers & Energy Traders - 0.1%
2,889	Dynegy, Inc. *	$83,376
	Total Utilities	$276,128
	TOTAL COMMON STOCKS
	(Cost $103,574,750)	$126,612,553
Principal Amount ($)
	CORPORATE BONDS - 0.4%
	Energy - 0.4%
	Integrated Oil & Gas - 0.4%
424,000	American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)	$487,600
	Total Energy	$487,600
	TOTAL CORPORATE BONDS
	(Cost $436,130)	$487,600
Shares

	TOTAL INVESTMENT IN SECURITIES - 97.6%
	(Cost $104,010,880) (a)	$127,100,153
	OTHER ASSETS & LIABILITIES - 2.4%	$3,059,962
	TOTAL NET ASSETS - 100.0%	$130,160,115

	WRITTEN OPTIONS - (0.0)% †
	Capital Goods - (0.0)% †
	Aerospace & Defense - (0.0)% †
(11)	B/E Aerospace, Inc.	$(28)
	Total Capital Goods	$(28)
	TOTAL WRITTEN OPTIONS
	((premiums received $(3,267))	$(28)

†	Amount rounds to less than 0.0% and/or (0.1)%.

*	Non-income producing security.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2014, the value of these securities amounted to $487,600 or 0.4% of total net assets.

REIT	Real Estate Investment Trust.

(a)	At September 30, 2014, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $104,420,772 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$24,520,953

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(1,841,572)

	Net unrealized appreciation	$22,679,381

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$126,612,553	$-	$-	$126,612,553
Corporate Bonds	-	487,600	-	487,600
Total	$126,612,553	$487,600	$-	$127,100,153
Other Financial Instruments
Net unrealized appreciation on written options	$3,239	$-	$-	$3,239
Net unrealized appreciation on forward foreign currency contracts	-	533	-	533
Total	$3,239	$533	$-	$3,772

During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3.

	Pioneer Real Estate Shares VCT Portfolio
	Schedule of Investments 9/30/14 (unaudited)

Shares		Value
	COMMON STOCKS - 97.5%
	Consumer Services - 2.5%
	Hotels, Resorts & Cruise Lines - 2.5%
24,800	Extended Stay America, Inc.	$588,752
19,300	Hilton Worldwide Holdings, Inc.	475,359
		$1,064,111
	Total Consumer Services	$1,064,111
	Real Estate - 95.0%
	Diversified REITs - 5.7%
17,200	American Assets Trust, Inc.	$567,084
5,500	Armada Hoffler Properties, Inc.	49,940
28,600	Empire State Realty Trust, Inc. *	429,572
19,500	Liberty Property Trust	648,570
7,900	Vornado Realty Trust	789,684
		$2,484,850
	Industrial REITs - 5.8%
55,800	Prologis, Inc.	$2,103,660
30,200	Rexford Industrial Realty, Inc. *	417,968
		$2,521,628
	Hotel & Resort REITs - 4.8%
8,800	Chatham Lodging Trust	$203,104
55,400	Host Hotels & Resorts, Inc.	1,181,682
23,700	RLJ Lodging Trust	674,739
		$2,059,525
	Office REITs - 15.1%
35,500	BioMed Realty Trust, Inc.	$717,100
18,800	Boston Properties, Inc.	2,176,288
17,800	Douglas Emmett, Inc.	456,926
26,400	DuPont Fabros Technology, Inc.	713,856
65,300	Gramercy Property Trust, Inc. *	376,128
21,700	Kilroy Realty Corp.	1,289,848
47,300	Piedmont Office Realty Trust, Inc.	834,372
		$6,564,518
	Health Care REITs - 10.4%
42,000	HCP, Inc.	$1,667,820
24,100	Health Care Real Estate Investment Trust, Inc.	1,503,117
21,800	Ventas, Inc.	1,350,510
		$4,521,447
	Residential REITs - 16.5%
15,300	American Campus Communities, Inc.	$557,685
14,100	American Homes 4 Rent *	238,149
14,800	AvalonBay Communities, Inc.	2,086,356
12,400	Camden Property Trust	849,772
15,000	Equity Lifestyle Properties, Inc.	635,400
45,300	Equity Residential Property Trust, Inc.	2,789,574
		$7,156,936
	Retail REITs - 24.9%
18,600	Acadia Realty Trust	$512,988
46,800	DDR Corp.	782,964
10,000	Federal Realty Investment Trust	1,184,600
13,500	National Retail Properties, Inc.	466,695
20,400	Ramco-Gershenson Properties Trust	331,500
10,500	Regency Centers Corp.	565,215
27,100	Retail Opportunity Investments Corp.	398,370
24,800	Simon Property Group, Inc.	4,077,616
16,600	Taubman Centers, Inc.	1,211,800
20,100	The Macerich Co.	1,282,983
		$10,814,731
	Specialized REITs - 9.3%
20,700	CubeSmart	$372,186
10,500	EPR Properties	532,140
19,100	Extra Space Storage, Inc.	984,987
12,900	Public Storage, Inc.	2,139,336
		$4,028,649
	Diversified Real Estate Activities - 0.9%
11,300	Alexander & Baldwin, Inc. *	$406,461
	Real Estate Operating Companies - 1.6%
35,600	Forest City Enterprises, Inc. *	$696,336
	Total Real Estate	$41,255,081
	TOTAL COMMON STOCKS
	(Cost $20,537,802)	$42,319,192

	TOTAL INVESTMENT IN SECURITIES - 97.5%
	(Cost $20,537,802) (a)	$42,319,192
	OTHER ASSETS & LIABILITIES - 2.5%	$1,085,403
	TOTAL NET ASSETS - 100.0%	$43,404,595

*	Non-income producing security.

REIT	Non-income producing security.

(a)	At September 30, 2014, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $21,274,263 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$21,132,145

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(87,217)

	Net unrealized appreciation	$21,044,929

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$42,319,192	$-	$-	$42,319,192
Total	$42,319,192	$-	$-	$42,319,192

During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3.

	Pioneer Mid Cap Value VCT Portfolio
	Schedule of Investments 9/30/14 (unaudited)

Shares		Value
	COMMON STOCKS - 100.3%
	Energy - 7.0%
	Oil & Gas Drilling - 1.4%
517,526	Precision Drilling Corp.	$5,584,106
	Oil & Gas Equipment & Services - 2.3%
173,403	Helix Energy Solutions Group, Inc. *	$3,825,270
155,297	Superior Energy Services, Inc. *	5,104,612
		$8,929,882
	Oil & Gas Exploration & Production - 3.3%
27,604	Cimarex Energy Co.	$3,492,734
389,592	Kodiak Oil & Gas Corp. *	5,286,763
54,121	SM Energy Co.	4,221,438
		$13,000,935
	Total Energy	$27,514,923
	Materials - 6.9%
	Diversified Chemicals - 1.4%
66,246	Eastman Chemical Co.	$5,358,639
	Specialty Chemicals - 1.6%
33,254	Celanese Corp.	$1,946,024
93,542	Cytec Industries, Inc.	4,423,601
		$6,369,625
	Metal & Glass Containers - 1.4%
127,637	Crown Holdings, Inc. *	$5,682,399
	Steel - 1.2%
121,855	United States Steel Corp.	$4,773,060
	Paper Products - 1.3%
103,598	International Paper Co.	$4,945,769
	Total Materials	$27,129,492
	Capital Goods - 5.9%
	Building Products - 1.0%
94,653	Fortune Brands Home & Security, Inc.	$3,891,185
	Electrical Components & Equipment - 1.4%
135,197	Generac Holdings, Inc.	$5,480,886
	Construction & Farm Machinery & Heavy Trucks - 2.2%
32,444	PACCAR, Inc.	$1,845,252
147,636	Terex Corp. *	4,690,396
41,718	Trinity Industries, Inc.	1,949,065
		$8,484,713
	Industrial Machinery - 1.3%
81,017	Crane Co.	$5,121,085
	Total Capital Goods	$22,977,869
	Transportation - 3.9%
	Airlines - 1.3%
105,903	United Continental Holdings, Inc. *	$4,955,201
	Trucking - 2.6%
90,171	Con-way, Inc.	$4,283,122
66,534	Ryder System, Inc.	5,986,064
		$10,269,186
	Total Transportation	$15,224,387
	Automobiles & Components - 2.9%
	Auto Parts & Equipment - 1.0%
69,423	Tenneco, Inc. *	$3,631,517
	Tires & Rubber - 1.9%
334,074	The Goodyear Tire & Rubber Co.	$7,545,061
	Total Automobiles & Components	$11,176,578
	Consumer Durables & Apparel - 4.9%
	Homebuilding - 1.2%
233,429	DR Horton, Inc.	$4,789,963
	Household Appliances - 1.2%
33,369	Whirlpool Corp.	$4,860,195
	Housewares & Specialties - 1.5%
93,919	Jarden Corp. *	$5,645,471
	Apparel, Accessories & Luxury Goods - 1.0%
32,391	PVH Corp.	$3,924,170
	Total Consumer Durables & Apparel	$19,219,799
	Consumer Services - 1.7%
	Education Services - 0.9%
81,596	DeVry, Inc.	$3,493,125
	Specialized Consumer Services - 0.8%
108,462	H&R Block, Inc.	$3,363,407
	Total Consumer Services	$6,856,532
	Retailing - 2.8%
	Department Stores - 1.4%
91,020	Macy's, Inc.	$5,295,544
	Apparel Retail - 1.4%
74,486	Ross Stores, Inc.	$5,629,652
	Total Retailing	$10,925,196
	Food, Beverage & Tobacco - 3.2%
	Soft Drinks - 1.1%
100,973	Coca-Cola Enterprises, Inc.	$4,479,162
	Agricultural Products - 1.2%
61,702	Ingredion, Inc.	$4,676,395
	Packaged Foods & Meats - 0.9%
33,909	The JM Smucker Co.	$3,356,652
	Total Food, Beverage & Tobacco	$12,512,209
	Health Care Equipment & Services - 10.1%
	Health Care Equipment - 1.4%
55,788	Zimmer Holdings, Inc.	$5,609,483
	Health Care Supplies - 1.0%
105,228	Alere, Inc. *	$4,080,742
	Health Care Distributors - 1.7%
90,511	Cardinal Health, Inc.	$6,781,084
	Health Care Services - 1.6%
99,964	Omnicare, Inc.	$6,223,759
	Health Care Facilities - 1.5%
103,251	Community Health Systems, Inc.	$5,657,122
	Managed Health Care - 2.9%
69,336	Aetna, Inc.	$5,616,216
43,577	Humana, Inc.	5,677,647
		$11,293,863
	Total Health Care Equipment & Services	$39,646,053
	Pharmaceuticals, Biotechnology & Life Sciences - 2.5%
	Pharmaceuticals - 2.5%
28,730	Jazz Pharmaceuticals Plc *	$4,612,889
32,448	Salix Pharmaceuticals, Ltd. *	5,069,676
		$9,682,565
	Total Pharmaceuticals, Biotechnology & Life Sciences	$9,682,565
	Banks - 8.2%
	Diversified Banks - 1.0%
82,393	Comerica, Inc.	$4,108,115
	Regional Banks - 7.2%
158,205	Cathay General Bancorp	$3,928,230
84,712	CIT Group, Inc. *	3,893,364
457,454	Huntington Bancshares, Inc./OH	4,451,027
431,940	KeyCorp	5,757,760
602,279	Regions Financial Corp.	6,046,881
139,549	Zions Bancorporation	4,055,294
		$28,132,556
	Total Banks	$32,240,671
	Diversified Financials - 6.4%
	Other Diversified Financial Services - 1.6%
159,060	Voya Financial, Inc.	$6,219,246
	Specialized Finance - 1.5%
138,557	The NASDAQ OMX Group, Inc.	$5,877,588
	Consumer Finance - 1.2%
256,705	Navient Corp.	$4,546,246
	Asset Management & Custody Banks - 1.1%
35,382	Ameriprise Financial, Inc.	$4,365,431
	Investment Banking & Brokerage - 1.0%
78,139	Lazard, Ltd.	$3,961,647
	Total Diversified Financials	$24,970,158
	Insurance - 6.8%
	Life & Health Insurance - 2.4%
101,067	Lincoln National Corp.	$5,415,170
117,442	Unum Group	4,037,656
		$9,452,826
	Multi-line Insurance - 1.8%
186,786	The Hartford Financial Services Group, Inc.	$6,957,778
	Property & Casualty Insurance - 1.5%
96,029	The Allstate Corp.	$5,893,300
	Reinsurance - 1.1%
54,285	Reinsurance Group of America, Inc.	$4,349,857
	Total Insurance	$26,653,761
	Real Estate - 8.5%
	Diversified REITs - 1.3%
299,638	Duke Realty Corp.	$5,147,781
	Hotel & Resort REITs - 1.4%
40,560	Chesapeake Lodging Trust	$1,182,324
109,958	Pebblebrook Hotel Trust	4,105,832
		$5,288,156
	Retail REITs - 2.3%
221,526	General Growth Properties, Inc.	$5,216,937
175,516	Kimco Realty Corp.	3,845,556
		$9,062,493
	Specialized REITs - 2.4%
90,309	Corrections Corp of America	$3,103,017
91,421	The Geo Group, Inc.	3,494,111
89,851	Weyerhaeuser Co.	2,862,653
		$9,459,781
	Real Estate Services - 1.1%
35,387	Jones Lang LaSalle, Inc.	$4,470,794
	Total Real Estate	$33,429,005
	Software & Services - 3.1%
	IT Consulting & Other Services - 1.1%
89,313	Amdocs, Ltd.	$4,097,680
	Data Processing & Outsourced Services - 2.0%
83,500	Fidelity National Information Services, Inc.	$4,701,050
247,915	Xerox Corp.	3,279,915
		$7,980,965
	Total Software & Services	$12,078,645
	Technology Hardware & Equipment - 4.4%
	Communications Equipment - 1.0%
306,424	Polycom, Inc. *	$3,764,419
	Technology Hardware, Storage & Peripherals - 3.4%
244,525	NCR Corp. *	$8,169,581
121,375	NetApp, Inc.	5,214,270
		$13,383,851
	Total Technology Hardware & Equipment	$17,148,270
	Semiconductors & Semiconductor Equipment - 4.2%
	Semiconductors - 4.2%
149,948	Broadcom Corp.	$6,060,898
376,583	Marvell Technology Group, Ltd.	5,076,339
89,643	Skyworks Solutions, Inc. *	5,203,776
		$16,341,013
	Total Semiconductors & Semiconductor Equipment	$16,341,013
	Utilities - 6.9%
	Electric Utilities - 5.7%
70,944	Edison International	$3,967,188
114,577	Northeast Utilities	5,075,761
76,674	Pinnacle West Capital Corp.	4,189,467
168,123	PNM Resources, Inc.	4,187,944
146,198	Westar Energy, Inc.	4,988,276
		$22,408,636
	Multi-Utilities - 1.2%
124,544	Ameren Corp.	$4,773,772
	Total Utilities	$27,182,408
	TOTAL COMMON STOCKS
	(Cost $328,079,544)	$392,909,534

	TOTAL INVESTMENT IN SECURITIES - 100.3%
	(Cost $328,079,544) (a)	$392,909,534
	OTHER ASSETS & LIABILITIES - (0.3)%	$(1,306,430)
	TOTAL NET ASSETS - 100.0%	$391,603,104

*	Non-income producing security.

REIT	Real Estate Investment Trust.

(a)	At September 30, 2014, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $328,553,478 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$68,096,086

	Aggregate gross unrealized depreicaiotn for all investments in which
	there is an excess of tax cost over value	(3,740,030)

	Net unrealized appreciation	$64,356,056

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$392,909,534	$-	$-	$392,909,534
Total	$392,909,534	$-	$-	$392,909,534

During the year ended September 30, 2014, there were no transfers between Levels 1, 2 and 3.

	Pioneer Disciplined Value VCT Portfolio
	Schedule of Investments 9/30/14 (unaudited)

Shares		Value
	COMMON STOCKS - 98.0%
	Energy - 13.0%
	Oil & Gas Equipment & Services - 1.0%
72,948	Superior Energy Services, Inc. *	$2,397,801
	Integrated Oil & Gas - 4.4%
36,496	Hess Corp.	$3,442,303
69,333	Occidental Petroleum Corp.	6,666,368
		$10,108,671
	Oil & Gas Exploration & Production - 7.6%
67,629	Apache Corp.	$6,348,334
78,066	ConocoPhillips	5,973,610
140,032	Marathon Oil Corp.	5,263,803
		$17,585,747
	Total Energy	$30,092,219
	Materials - 2.9%
	Commodity Chemicals - 2.9%
62,524	LyondellBasell Industries NV	$6,793,858
	Total Materials	$6,793,858
	Capital Goods - 4.9%
	Electrical Components & Equipment - 1.0%
35,901	Eaton Corp. Plc	$2,275,046
	Construction & Farm Machinery & Heavy Trucks - 1.0%
17,433	Cummins, Inc.	$2,300,807
	Industrial Machinery - 2.9%
78,730	Ingersoll-Rand Plc	$4,437,223
21,285	Parker-Hannifin Corp.	2,429,683
		$6,866,906
	Total Capital Goods	$11,442,759
	Transportation - 5.4%
	Airlines - 5.4%
170,517	American Airlines Group, Inc.	$6,049,943
139,866	United Continental Holdings, Inc. *	6,544,330
		$12,594,273
	Total Transportation	$12,594,273
	Automobiles & Components - 2.0%
	Automobile Manufacturers - 2.0%
306,347	Ford Motor Co.	$4,530,872
	Total Automobiles & Components	$4,530,872
	Consumer Durables & Apparel - 2.3%
	Household Appliances - 1.2%
18,605	Whirlpool Corp.	$2,709,818
	Apparel, Accessories & Luxury Goods - 1.1%
21,687	PVH Corp.	$2,627,380
	Total Consumer Durables & Apparel	$5,337,198
	Retailing - 1.1%
	Apparel Retail - 1.1%
32,408	Ross Stores, Inc.	$2,449,397
	Total Retailing	$2,449,397
	Food & Staples Retailing - 2.2%
	Drug Retail - 2.2%
63,222	CVS Health Corp.	$5,031,839
	Total Food & Staples Retailing	$5,031,839
	Food, Beverage & Tobacco - 5.3%
	Brewers - 2.2%
68,541	Molson Coors Brewing Co. (Class B)	$5,102,192
	Soft Drinks - 1.0%
54,389	Coca-Cola Enterprises, Inc.	$2,412,696
	Packaged Foods & Meats - 2.1%
122,604	Tyson Foods, Inc.	$4,826,919
	Total Food, Beverage & Tobacco	$12,341,807
	Household & Personal Products - 1.1%
	Personal Products - 1.1%
57,203	Nu Skin Enterprises, Inc.	$2,575,851
	Total Household & Personal Products	$2,575,851
	Health Care Equipment & Services - 8.6%
	Health Care Equipment - 2.1%
79,056	Medtronic, Inc.	$4,897,519
	Health Care Services - 1.8%
58,803	Express Scripts Holding Co. *	$4,153,256
	Health Care Facilities - 1.6%
52,614	HCA Holdings, Inc.	$3,710,339
	Managed Health Care - 3.1%
56,856	Aetna, Inc.	$4,605,336
19,305	Humana, Inc.	2,515,248
		$7,120,584
	Total Health Care Equipment & Services	$19,881,698
	Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
	Biotechnology - 1.4%
30,520	Gilead Sciences, Inc. *	$3,248,854
	Pharmaceuticals - 8.7%
68,140	Johnson & Johnson	$7,263,043
118,656	Merck & Co., Inc.	7,033,928
198,327	Pfizer, Inc.	5,864,529
		$20,161,500
	Total Pharmaceuticals, Biotechnology & Life Sciences	$23,410,354
	Banks - 12.0%
	Diversified Banks - 6.2%
430,741	Bank of America Corp.	$7,344,138
136,653	Citigroup, Inc.	7,081,358
		$14,425,496
	Regional Banks - 5.8%
507,794	Regions Financial Corp.	$5,098,252
67,959	The PNC Financial Services Group, Inc.	5,815,931
85,288	Zions Bancorporation	2,478,469
		$13,392,652
	Total Banks	$27,818,148
	Diversified Financials - 8.6%
	Other Diversified Financial Services - 1.8%
108,912	Voya Financial, Inc.	$4,258,459
	Specialized Finance - 2.0%
110,082	The NASDAQ OMX Group, Inc.	$4,669,678
	Consumer Finance - 2.4%
87,217	Discover Financial Services, Inc.	$5,615,903
	Investment Banking & Brokerage - 2.4%
159,824	Morgan Stanley Co.	$5,525,116
	Total Diversified Financials	$20,069,156
	Insurance - 4.9%
	Life & Health Insurance - 1.8%
80,202	Lincoln National Corp.	$4,297,223
	Multi-line Insurance - 1.9%
116,509	The Hartford Financial Services Group, Inc.	$4,339,960
	Property & Casualty Insurance - 1.2%
46,190	The Allstate Corp.	$2,834,680
	Total Insurance	$11,471,863
	Software & Services - 4.2%
	Data Processing & Outsourced Services - 1.2%
199,679	Xerox Corp.	$2,641,753
	Systems Software - 3.0%
151,033	Microsoft Corp.	$7,001,890
	Total Software & Services	$9,643,643
	Technology Hardware & Equipment - 4.4%
	Computer Storage & Peripherals - 4.4%
217,923	EMC Corp.	$6,376,427
88,508	NetApp, Inc.	3,802,304
		$10,178,731
	Total Technology Hardware & Equipment	$10,178,731
	Semiconductors & Semiconductor Equipment - 1.3%
	Semiconductors - 1.3%
59,703	Analog Devices, Inc.	$2,954,701
	Total Semiconductors & Semiconductor Equipment	$2,954,701
	Telecommunication Services - 1.0%
	Integrated Telecommunication Services - 1.0%
48,195	Verizon Communications, Inc.	$2,409,268
	Total Telecommunication Services	$2,409,268
	Utilities - 2.7%
	Electric Utilities - 1.1%
28,547	NextEra Energy, Inc. *	$2,679,992
	Multi-Utilities - 1.6%
97,156	Public Service Enterprise Group, Inc.	$3,618,089
	Total Utilities	$6,298,081
	TOTAL COMMON STOCKS
	(Cost $198,592,631)	$227,325,716

	TOTAL INVESTMENT IN SECURITIES - 98.0%
	(Cost $198,592,631) (a)	$227,325,716
	OTHER ASSETS & LIABILITIES - 2.0%	$4,655,138
	TOTAL NET ASSETS - 100.0%	$231,980,854

*	Non-income producing security.

(a)	At September 30, 2014, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $198,716,590 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$31,362,515

	Aggregate gross unrealized depreicaiotn for all investments in which
	there is an excess of tax cost over value	(2,753,389)

	Net unrealized appreciation	$28,609,126

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$227,325,716	$-	$-	$227,325,716
Total	$227,325,716	$-	$-	$227,325,716

During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Variable Contracts Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 26, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 26, 2014 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark Bradley, Treasurer and Chief Accounting and Financial Officer Date November 26, 2014 * Print the name and title of each signing officer under his or her signature.